[THE AMERICAN FUNDS(SM) INSURANCE SERIES]

AMERICAN
VARIABLE
INSURANCE
SERIES

1999 SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MAY 31

[photos:  part of a plant; packet of seeds; seeds]

                          FUND RESULTS AT A GLANCE

American Variable Insurance Series(r)

American Variable Insurance Series is the underlying investment vehicle for the American Legacy III variable annuity and other insurance products. The series' portfolios are managed by Capital Research and Management Company, investment adviser to the 29 mutual funds in The American Funds Group,(r) the nation's third-largest fund family.

                                         Total Returns



                                         period ended      periods ended June 30, 1999
                                         May 31, 1999

                                                                             5-Year         10-Year

                                                                             Average        Average

                                                                             Annual         Annual

                                         6-Month           1-Year            Compound       Compound

                                         Total Return      Total Return      Return         Return



6        Global Growth Fund              +17.56%           +29.12%           +26.46%*       -
         (since 4/30/97)

11       Global Small                    +34.41            +46.52            +33.27*        -
         Capitalization Fund
         (since 4/30/98)

16       Growth Fund                     +26.02            +43.12            +28.17         +19.19%

21       International Fund              +14.76            +20.08            +15.90         +12.34*
         (since 5/1/90)

27       Growth-Income Fund              +13.13            +21.04            +22.51         +15.60

33       Asset Allocation Fund           + 6.82            + 9.22            +17.43         +12.38*
         (since 8/1/89)

41       Bond Fund (since 1/2/96)        + 0.83            + 1.15            + 5.79*        -

48       High-Yield Bond Fund            + 3.34            - 0.42            + 9.18         + 9.95

55       U.S. Government/AAA-            - 0.59            + 2.91            + 6.53         +7.22
         Rated Securities Fund

59       Cash Management Fund(+)         + 2.21            + 4.54            + 4.84         + 4.76




*Reflects results for the lifetime of the fund, which is shorter than the complete period.

(+)As of June 30, 1999, the Cash Management Fund's seven-day annualized yield was 4.11%.

This table shows the investment results for the Class 2 shares of funds in American Variable Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares, and include deduction of the 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here. Investment results through May 31, 1999, cover the first half of our current fiscal year. Investment results as of June 30, 1999, are through the end of the most recent calendar quarter.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF, OR GUARANTEED BY, A BANK OR ANY OTHER ENTITY. INVESTMENTS OUTSIDE THE UNITED STATES, ESPECIALLY THOSE IN DEVELOPING COUNTRIES, INVOLVE ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL, AS IS MORE FULLY DESCRIBED IN THE PROSPECTUS.

ABOUT OUR COVER: With a wide range of investment options and many features and services, American Legacy helps contractholders sow the seeds of a strong financial future.

FELLOW INVESTORS:

This report covers the first half of American Variable Insurance Series' 1999 fiscal year - the six months from December 1, 1998, to May 31, 1999. The funds in the series serve as the underlying investment vehicles for the American Legacy variable annuities and other insurance products.

During the six-month period, global equity markets made considerable progress; bond prices, on the other hand, were generally lackluster. These trends were reflected to varying degrees in the results for the series' funds.

MARKETS SHIFT DIRECTION

Broadly speaking, most major stock market indexes ended the period higher than where they began. The unmanaged Standard & Poor's 500 Composite Index, a widely used proxy for large U.S. stocks, rose 13% for the six months with dividends reinvested. Smaller stocks followed closely behind, rallying from depressed levels to gain 11% as measured by the Russell 2000 Index. International stocks, as tracked by the Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index, also advanced, increasing 4%.

Broad measures, however, do not reveal where gains were concentrated, and the half-year saw a marked shift in sector leadership. Beginning in April, investors moved away from the glamour of technology and other high-growth issues to embrace cyclical and other so-called "value" stocks. The new market favorites included paper and metals producers, oil companies and manufacturers of capital equipment, such as data processors and electronic components.

Although technology and other growth stocks are well-represented in the series' portfolios, we have been concerned for some time about the high valuations of many of these issues and have been looking elsewhere for better values. As a result, the rally proved to be a boon for the series' stock funds, all five of which rose by double digits; most also finished well ahead of their benchmarks.

Other neglected markets also emerged from the shadows during the six months. Investors returned cautiously to Japan (+15%)* amid early signs of an economic recovery. Optimism about returning economic growth also buoyed stocks in many developing countries, notably South Korea (+88%), Indonesia (+51%) and Mexico (+47%).

*All country returns are based on MSCI indexes, expressed in dollar terms and assume reinvestment of dividends.

European markets, meanwhile, did not fare as well. They were hampered by economic sluggishness, the Balkan conflict and disappointment that the common currency, the euro, has weakened considerably since its introduction on January
1. Stocks rose moderately in the United Kingdom (+6%), modestly in France (+2%), and declined in Germany (-7%) and Italy (-3%). That said, we set our sights on individual companies, not countries, and we are pleased to note that quite a few holdings in the portfolios outpaced the markets in which they are traded.

Merger activity once again made world headlines. Notable during the period were the consolidation of pharmaceutical giants Astra of Sweden and Zeneca of the U.K.; the acquisition by Vodafone, the British mobile phone operator, of U.S.-based AirTouch Communications; and Olivetti's hostile takeover of Telecom Italia. AT&T continued to build its cable television empire in a push to lead the next wave of the communications revolution: It acquired Tele-Communications in April and won a bid for MediaOne in May. Microsoft, which is also investing in cable companies, joined the fray and bought a sizable stake in AT&T.

[Begin Sidebar]
GLOBAL GROWTH FUND
WHERE THE FUND'S ASSETS ARE INVESTED
(as of May 31, 1999)

                      Percent of

                      Net Assets

THE AMERICAS

United States         31.0%

Canada                6.4

Mexico                3.0

Brazil                .9

Other Americas        .5

                      41.8

EUROPE

United Kingdom        10.0

Germany               4.0

Sweden                2.9

Netherlands           2.3

Italy                 2.2

France                1.7

Spain                 1.1

Luxembourg            .7

Norway                .6

Other Europe          1.1

                      26.6

ASIA/PACIFIC RIM

Japan                 9.0

Australia             3.3

Hong Kong             1.3

Singapore             1.0

South Korea           1.0

India                 .7

Other Asia/Pacific Rim   .5

                      16.8



OTHER COUNTRIES       .8



CASH & EQUIVALENTS    14.0



Total                 100.0%




[End Sidebar]

A HALF-EMPTY GLASS?
If stock investors seemed doggedly optimistic at times, bond investors tended to focus on potential economic problems. Indeed, the U.S. economy, which has been the engine for global growth for some time, continues to confound expectations. Wealth from a rising stock market and an almost fully employed labor force have helped boost consumer demand, yet inflation remains remarkably quiescent. Explanations range from technological advances that have improved productivity (the output per worker) to competition from less well-off nations that are exporting their way out of financial difficulties.

Nonetheless, concerns about the pace of growth in the U.S. raised the specter of rising inflationary pressures and led the Federal Reserve Board to announce in May a "bias" toward a pre-emptive hike in short-term interest rates; indeed, a quarter-point increase in the federal funds rate (the rate banks charge each other for overnight loans) occurred in June, after the close of the reporting period. The anticipation of higher rates dampened market prices of existing government bonds and most other types of fixed-income securities. Yields on 30-year Treasury bonds, which had dipped below 5% in October, rose to over 6% - sharply reducing bond returns. (Bond yields and prices move in opposite directions.) High-yield bonds held up somewhat better, gaining 2% as measured by the Salomon Smith Barney High-Yield Bond Index, although default rates increased as the market weakened.

A CONSISTENT APPROACH
We are pleased to note that we are once again expanding our portfolio of choices. New World Fund, the series' eleventh investment option, is designed to tap the growth potential of developing countries while tempering the volatility normally associated with these markets. The fund opened on June 17, shortly after the close of our reporting period. Your financial adviser can tell you more about New World Fund, as well as additional features of your insurance contract.

The eleven funds in American Variable Insurance Series offer a diverse spectrum of tools to help you build a secure financial future. Regardless of investment objective, however, all of the funds are guided by the singular philosophy of Capital Research and Management Company, the series' investment adviser. Capital's approach - which is characterized by careful attention to risk, a search for value and a long-term perspective - remains consistent through all market conditions. It has not changed in the nearly seven decades that we have been managing investments.

We invite you to familiarize yourself with your investments by leafing through the portfolio listings that begin on page 6. Here are brief comments about each of the funds (all returns are for the six months ended May 31):

[Begin Sidebar]
GLOBAL SMALL
CAPITALIZATION FUND
WHERE THE FUND'S ASSETS ARE INVESTED
(as of May 31, 1999)

                      Percent of

                      Net Assets

THE AMERICAS

United States         50.3%

Canada                6.7

Brazil                .8

Other Americas        .7

                      58.5

EUROPE

United Kingdom        5.4

Germany               1.6

Ireland               1.2

Sweden                1.2

Finland               .9

Denmark               .7

Turkey                .7

Other Europe          1.3

                      13.0

ASIA/PACIFIC RIM

Japan                 4.5

Hong Kong             1.9

Singapore             1.9

Australia             1.7

New Zealand           .9

Indonesia             .8

Other Asia/Pacific Rim   .7

                      12.4



OTHER COUNTRIES       4.5



Cash & Equivalents    11.6



Total                 100.0%




[End Sidebar]

THE GLOBAL GROWTH FUND appreciated 17.6%. This fund has the flexibility to invest virtually anywhere in the world and, indeed, the portfolio is very well-diversified, with stocks of 141 companies based in 28 countries. As the table on page 2 shows, U.S. stocks constituted the largest portion of assets, but the fund was also helped by its successful holdings in Latin America, particularly Mexico: Telefonos de Mexico and Grupo Televisa, for example, were among the top five gainers during the period. The latter is Mexico's leading publisher and broadcaster. Media companies did well overall, in fact, boosting the prices of a number of the fund's largest holdings, including Viacom, Time Warner and Reuters.

THE GLOBAL SMALL CAPITALIZATION FUND rebounded smartly from last year's lows to post a very strong 34.4% return. Smaller stocks - which we define as those having market capitalizations between $50 million and $1.2 billion - are typically subject to greater price swings than their larger counterparts. Happily, that is as true for the upside as it is for the downside, as the recent market surge demonstrated. More importantly, good stock selection, supported by extensive proprietary research, helped the fund achieve superior results. In all, the portfolio has investments in 119 companies. Many are little-known, highly specialized technology firms, but the fund has holdings across a wide range of industries.

THE GROWTH FUND posted a 26.0% increase. Although the fund's primary objective is growth of capital, we have generally avoided the narrow list of so-called "megacapitalization growth" stocks that have infatuated many other investors in recent months. Instead, we have sought out a wider range of solid, well-managed companies we believed would reward shareholders over the long term. That position stood us in good stead during the period, when the majority of the fund's holdings appreciated in price. Many of the fund's largest media and technology-related issues - Time Warner, Texas Instruments and Applied Materials, to name a few - made particularly strong contributions to results.

THE INTERNATIONAL FUND returned 14.8%. The fund is designed to add a measure of diversification to a U.S. stock portfolio, as well as expose long-term investors to the most rewarding international opportunities our research can uncover. During the period, the fund benefited from its large position - nearly 13% of assets - in Japanese companies, as well as those based in Latin America and Southeast Asia, regions that have taken the first arduous steps toward economic recovery. Some of the biggest gainers for the six months were Cemex of Mexico, Sony Music, South Korea's SK Telecom and Rohm, the Japanese electronics concern. In Europe, by contrast, returns tended toward the meager, although several large European holdings - such as Dixons, a British retailer of consumer electronics, and Deutsche Telekom - advanced strongly in price. The table to the left shows net assets by country.

[Begin Sidebar]
INTERNATIONAL FUND
WHERE THE FUND'S ASSETS ARE INVESTED
(as of May 31, 1999)

                       Percent of

                       Net Assets

EUROPE

United Kingdom         17.3%

Netherlands            6.7

France                 6.5

Germany                6.5

Finland                4.6

Italy                  4.6

Switzerland            4.6

Spain                  2.3

Sweden                 2.3

Luxembourg             1.2

Norway                 1.2

Other Europe           1.0

                       58.8

ASIA/PACIFIC RIM

Japan                  12.8

Australia              4.8

Taiwan                 1.4

Philippines            1.3

Hong Kong              .8

South Korea            .8

Malaysia               .7

People's Republic of China   .6

Other Asia/Pacific Rim   1.1

                       24.3

THE AMERICAS

Mexico                 5.1

Canada                 4.0

Brazil                 .8

Other Americas         .6

                       10.5



OTHER COUNTRIES        1.5



Cash & Equivalents     4.9



Total                  100.0%




[End Sidebar]

THE GROWTH-INCOME FUND rose 13.1%. The fund, which generally invests in stocks of established, dividend-paying companies, is the series' largest, with net assets of $7.9 billion. The portfolio comprises investments in stocks of 176 companies and cuts a broad swath across industries. Technology holdings were among those showing the strongest gains, but the fund was also well-positioned to benefit from the surge in cyclical and commodities-related issues toward the end of the period. Amid signs of a global recovery, investors bid up stock prices of companies that supply the building blocks for growth, ranging from basic materials producers, such as Georgia-Pacific and Alcoa, to industrial and capital equipment concerns, including Ingersoll-Rand and Schlumberger.

THE ASSET ALLOCATION FUND had a 6.8% return. The fund is managed as though it constitutes the complete portfolio of a prudent investor, with a balance of stocks, bonds and short-term instruments. The equity position accounts for nearly two-thirds of assets, with investments in 85 companies. The emphasis is on large, solid businesses; holdings include some of the world's best-known corporations - household names such as IBM, Citigroup, Atlantic Richfield and DuPont - many of which did quite well during the period. However, overall results were dampened by the bonds in the portfolio, which fell on fears of rising interest rates. Roughly one-third of assets are invested in bonds; the remaining 7% is held in cash and equivalents.

THE BOND FUND registered a modest gain of 0.8%. Although the fund can invest in virtually every sector of the fixed-income market, the six months offered few places to hide. Corporate bonds fared somewhat better than U.S. Treasury securities, but the prospect of an overheating economy and credit tightening by the Federal Reserve sent jitters throughout the fixed-income universe. At the moment, it remains to be seen whether inflationary pressures will indeed intensify. In the meantime, buying opportunities abound and the portfolio remains extremely well-diversified. Investments encompass a wide range of corporate and government bonds issued in the U.S. and throughout the world.

THE HIGH-YIELD BOND FUND rose 3.3% in a difficult fixed-income environment. The fund invests primarily in lower quality bonds, which typically pay higher yields to compensate for a higher risk of default. Fundamental research helps us minimize that risk; it also helps us uncover hidden gems in the marketplace. That marketplace has been weakening lately, due in part to tighter bank lending standards, which can hit lower rated issues particularly hard. A silver lining to these difficulties has been that bond prices in many cases have dropped to an acceptable range, and we have found a number of promising investments in the media, leisure and telecommunications sectors.

THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND declined 0.6%. Although the fund carries virtually no risk of default, it is nonetheless vulnerable to changes in interest rates, a fact that was amply demonstrated during the period. U.S. Treasury bonds peaked in October, shortly before the beginning of the reporting period. The "flight to quality" that had boosted government bonds through late summer and early fall sharply reversed itself as investors returned to stocks and other financial assets. Matters worsened in the new year, when stronger than expected economic data rekindled inflation fears. The fund's declines were tempered by its investments in mortgage-backed securities, which generally held up better than U.S. Treasury bonds.

THE CASH MANAGEMENT FUND provided a six-month return of 2.2%. Short-term rates remained fairly flat, although yields rose modestly to accommodate the anticipated increase in the federal funds rate (which rose to 5% in June). Managed for relatively stable value and a reasonable rate of return, the fund can be an important diversification tool, as well as a base for making investments into other funds in the series. About 28% of assets are invested in federal agency bills. The balance is concentrated in high-quality commercial paper.

We look forward to reporting to you in six months.

Cordially,

/s/James F. Rothenberg        /s/James K. Dunton
James F. Rothenberg           James K. Dunton
Chairman of the Board         President

July 12, 1999

We wish to note that Tom Terry has stepped down as the series' chairman of the board but will continue to serve as a trustee. The new chairman is Jim Rothenberg, who was president of the series. The new president is Jim Dunton, who will retain his role as portfolio counselor for the Growth-Income Fund. We wish to thank Tom for his many years of service and his tireless efforts on behalf of American Variable Insurance Series.

American Variable Insurance Series Global Growth Fund
Investment Portfolio, May 31, 1999

Where the Fund's Assets Are Invested                        Percent of
                                                            Net Assets
                                                              --------
The Americas                                                     41.77%
Europe                                                           26.61%
Asia/Pacific                                                     16.84%
Other                                                             0.82%
Cash & Equivalents                                               13.96%
                                                                100.00%

Largest Individual Equity Securities

AstraZenaca                                                       2.71%
Telecom Italia                                                     1.82
Grupo Televisa                                                     1.71
Teleglobe                                                          1.68
Viacom                                                             1.50
Time Warner                                                        1.48
Mannesmann                                                         1.47
Reuters Group                                                      1.44
Pfizer                                                             1.43
Cendant                                                            1.41

                                                                        Market Percent
                                                             Number of   Value  Of Net
Equity Securities (common and preferred stocks)                 Shares    (000) Assets
--------------------------------------------                  -------- ----------------
TELECOMMUNICATIONS  -  15.27%
Telecom Italia SpA, nonconvertible savings (Italy)            1,034,000   5,583
Telecom Italia SpA                                              110,000   1,131    1.82
Teleglobe Inc. (Canada)                                         205,000   6,200    1.68
Mannesmann AG (ADR) (Germany)                                    39,650   5,432    1.47
Deutsche Telekom AG (Germany)                                   107,500   4,278    1.16
Telefonica, SA (ADR) (Spain) (1)                                 28,027   4,043    1.10
Global TeleSystems Group, Inc. (USA) (1)                         50,000   3,800    1.03
AirTouch Communications (USA) (1)                                30,000   3,015     .82
Orange PLC (United Kingdom) (1)                                 192,000   2,662     .72
DDI Corp. (Japan)                                                   480   2,207     .60
Tele Nordeste Celular Participacoes SA (ADR) (Brazil)            68,900   2,084     .57
Cable & Wireless Communications PLC (United Kingdom) (1)        211,100   2,007     .55
Korea Telecom Corp. (ADR) (South Korea) (1)                      52,600   1,673     .45
AT&T Corp. (USA)                                                 28,125   1,561     .42
Telecom Argentina STET-France Telecom SA,                        47,000   1,340     .36
 Class B (ADR) (Argentina)
China Telecom (Hong Kong) Ltd. (ADR) (People's                   31,000   1,329     .36
 Republic of China) (1)
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)            16,000   1,279     .35
Tele Celular Sul Participacoes SA (ADR) (Brazil)                 67,000   1,260     .34
Global Crossing Ltd. (USA - Incorporated in Bermuda) (1)         26,000   1,233     .33
Nippon Telegraph and Telephone Corp. (Japan)                        120   1,167     .32
France Telecom SA (France)                                       13,000     994     .27
Stet Hellas Telecommunications SA (ADR) (Greece) (1)             35,300     803     .22
Millicom International Cellular SA (Luxembourg) (1)              14,000     504     .14
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)             21,978     478     .13
Time Warner Telecom Inc., Class A (USA) (1)                       8,700     223     .06
BROADCASTING & PUBLISHING  -  12.36%
Grupo Televisa, SA, ordinary participation certificates         151,000   6,314    1.71
 (ADR) (Mexico) (1)
Viacom Inc., Class B (USA) (1)                                  144,000   5,544    1.50
Time Warner Inc. (USA)                                           80,000   5,445    1.48
United Pan-Europe Communications NV (Netherlands) (1)            75,600   4,620    1.26
News Corp. Ltd. (Australia)                                     510,740   4,217    1.14
Fox Entertainment Group, Inc., Class A (USA) (1)                160,000   4,080    1.11
Fuji Television Network Inc. (Japan)                                524   2,642     .72
Rogers Communications Inc., Class B (Canada) (1)                125,000   2,579     .70
SBS Broadcasting SA (Denmark-Incorporated in Luxembourg)         60,000   1,950     .53
PRIMEDIA Inc. (USA) (1)                                         110,000   1,801     .49
ProSieben Media AG (Germany)                                     36,000   1,534     .42
John Fairfax Holdings Ltd. (Australia)                          515,000   1,370     .37
Tribune Co. (USA)                                                15,400   1,216     .33
Washington Post Co., Class B (USA)                                2,000   1,113     .30
Sinclair Broadcast Group, Inc., Class A (USA) (1)                53,800     746     .20
Nippon Television Network Corp. (Japan)                           1,050     363     .10
BUSINESS & PUBLIC SERVICES  -  8.74%
Reuters Group PLC (United Kingdom)                              383,140   5,297    1.44
Cendant Corp. (USA) (1)                                         281,000   5,181    1.41
Hays PLC (United Kingdom)                                       360,000   3,352     .91
Rentokil Initial PLC (United Kingdom)                           690,800   2,776     .75
Vivendi SA (France)                                              35,400   2,615
Vivendi SA, rights, expire 1999 (1)                              35,400      36     .72
Waste Management, Inc. (USA)                                     50,000   2,644     .72
Brambles Industries Ltd. (Australia)                             99,000   2,639     .72
Infosys Technologies Ltd. (ADR) (India)                          50,000   2,488     .67
Securitas AB, Class B (Sweden)                                   90,000   1,280     .35
Quintiles Transnational Corp. (USA) (1)                          30,000   1,219     .33
Adecco SA (Switzerland) (1)                                       2,000   1,045     .28
Euant NV, New York Registered (Netherlands) (1)                  10,600     879     .24
Ratin A/S, Class B (Denmark)                                      6,300     746     .20
HEALTH & PERSONAL CARE  -  7.12%
AstraZeneca PLC (formerly Zeneca Group PLC) (United Kingd       203,960   8,110
AstraZeneca PLC (formerly Astra AB) (1)                          45,405   1,782
AstraZeneca PLC (ADR)                                             3,000     118    2.71
Pfizer Inc (USA)                                                 49,150   5,259    1.43
Avon Products, Inc. (USA)                                        55,800   2,759     .75
Forest Laboratories, Inc. (USA) (1)                              44,000   2,096     .56
Guidant Corp. (USA)                                              36,000   1,800     .49
Luxottica Group SpA (ADR) (Italy)                               100,000   1,575     .43
Glaxo Wellcome PLC (United Kingdom)                              52,900   1,465     .40
QLT PhotoTherapeutics Inc. (Canada) (1)                          25,000   1,094     .30
Omnicare, Inc. (USA)                                              7,000     168     .05
ELECTRONIC COMPONENTS  -  6.64%
Microchip Technology Inc. (USA) (1)                             110,000   4,826    1.31
Murata Manufacturing Co., Ltd. (Japan)                           82,000   4,506    1.22
Rohm Co., Ltd. (Japan)                                           25,000   3,260     .88
Venture Manufacturing (Singapore) Ltd (Singapore)               380,000   2,402     .65
Intel Corp. (USA)                                                40,000   2,162     .59
Samsung Electronics Co., Ltd. (South Korea)                      30,000   2,088
Samsung Electronics Co., Ltd., rights, expire 1999 (1)            2,455      26     .57
Keyence Corp. (Japan)                                            14,500   2,091     .57
Texas Instruments Inc. (USA)                                     10,000   1,094     .30
Quantum Corp. (USA) (1)                                          50,000     991     .27
Altera Corp. (USA) (1)                                           20,000     696     .19
Micron Technology, Inc. (USA) (1)                                 9,100     345     .09
DATA PROCESSING & REPRODUCTION  -  5.37%
Microsoft Corp. (USA) (1)                                        56,000   4,518    1.23
Oracle Corp. (USA) (1)                                          180,000   4,466    1.21
Computer Associates International, Inc. (USA)                    70,000   3,312     .90
Rambus Inc. (USA) (1)                                            34,400   2,666     .72
PeopleSoft, Inc. (USA) (1)                                      127,000   2,056     .56
Gateway 2000, Inc. (USA) (1)                                     16,000     973     .26
Dassault Systemes SA (France)                                    29,600     969     .26
Storage Technology Corp. (USA) (1)                               40,000     795     .22
Momentum Business Applications, Inc. (USA) (1)                    5,000      40     .01
BANKING  -  4.07%
Bank of America Corp. (formerly BankAmerica Corp.) (USA)         72,000   4,658    1.26
Bank of Nova Scotia (Canada)                                    161,000   3,491     .95
Washington Mutual, Inc. (USA)                                    60,000   2,291     .62
Westpac Banking Corp. (Australia)                               215,666   1,475     .40
ABN AMRO Holding NV (Netherlands)                                65,915   1,457     .39
Development Bank of Singapore Ltd. (Singapore)                  110,000   1,135     .31
ForeningsSparbanken AB, Class A (Sweden)                         24,700     505     .14
AUTOMOBILES - 3.05%
Suzuki Motor Corp. (Japan)                                      281,000   3,973    1.08
Nissan Motor Co., Ltd. (Japan)                                  570,000   2,498     .68
Volvo AB, Class B (Sweden)                                       80,000   2,025     .55
Bayerische Motoren Werke AG (Germany)                             2,860   1,827     .50
Honda Motor Co., Ltd. (Japan)                                    22,000     899     .24
METALS: NONFERROUS  -  2.62%
Freeport-McMoRan Copper & Gold Inc., Class B (USA)              335,000   4,732    1.29
Alcoa Inc. (formerly Aluminum Co. of America) (USA)              61,000   3,355     .91
Billiton PLC (United Kingdom)                                   500,000   1,565     .42
ELECTRICAL & ELECTRONICS  -  2.35%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)               177,500   4,731    1.28
Nortel Networks Corp. (formerly Northern                         33,400   2,505     .68
 Telecom Ltd.) (Canada) (1)
Nokia Corp., Class A (ADR) (Finland)                             20,000   1,420     .39
LEISURE & TOURISM  -  1.96%
Seagram Co. Ltd. (Canada)                                        65,000   3,376     .91
Mirage Resorts, Inc. (USA) (1)                                   80,000   1,640     .45
Village Roadshow Ltd., Class A, 5.50% preferred               1,078,301   1,618     .44
 (Australia)
King World Productions, Inc. (USA) (1)                            8,850     295     .08
Carnival Corp. (USA)                                              7,100     291     .08
MERCHANDISING  -  1.94%
Consolidated Stores Corp. (USA) (1)                             113,700   3,908    1.06
Cifra, SA de CV (ADR) (Mexico) (1)                               60,000   1,065     .29
Sunglass Hut International, Inc. (USA) (1)                       56,800     866     .23
Koninklijke Ahold NV (Netherlands)                               19,600     682     .19
iMALL Inc. (USA) (1)                                             40,000     630     .17
CHEMICALS  -  1.91%
Monsanto Co. (USA)                                               83,800   3,478     .94
BOC Group PLC (United Kingdom)                                  145,000   2,479     .67
Valspar Corp. (USA)                                              30,000   1,095     .30
ELECTRONIC INSTRUMENTS  -  1.88%
Applied Materials, Inc. (USA) (1)                                70,000   3,850    1.05
ADVANTEST CORP. (Japan)                                          21,600   1,707     .46
KLA-Tencor Corp. (USA) (1)                                       30,000   1,365     .37
MULTI-INDUSTRY  -  1.76%
First Pacific Co. Ltd. (Hong Kong)                            4,054,000   3,137     .85
Preussag AG (Germany)                                            32,811   1,690     .46
Orkla AS, Class A (Norway)                                      107,000   1,676     .45
RECREATION & OTHER CONSUMER PRODUCTS  -  1.19%
EMI Group PLC (United Kingdom)                                  557,000   3,961    1.08
Hasbro, Inc. (USA)                                               14,250     408     .11
INDUSTRIAL COMPONENTS  -  .99%
THK Co., Ltd. (Japan)                                           120,000   2,224     .60
NGK Spark Plug Co., Ltd. (Japan)                                135,000   1,422     .39
MISCELLANEOUS MATERIALS & COMMODITIES  -  .84%
Sealed Air Corp. (USA) (1)                                       50,000   3,106     .84
ENERGY SOURCES  -  .77%
TOTAL, Class B (ADR) (France) (1)                                20,000   1,216     .33
Woodside Petroleum Ltd. (Australia)                             142,000     884     .24
"Shell" Transport and Trading Co., PLC New York                  10,000     441     .12
 Registered (United  Kingdom)
Fletcher Challenge Energy (New Zealand)                         123,030     296     .08
APPLIANCES & HOUSEHOLD DURABLES  -  .75%
Sony Corp. (Japan)                                               29,600   2,770     .75
AEROSPACE & MILITARY TECHNOLOGY  -  .72%
Bombardier Inc., Class B (Canada)                               170,000   2,642     .72
REAL ESTATE  -  .71%
Mandamas AB (Sweden)                                            377,600   2,105     .57
Unibail, bearer (France) (1)                                      3,700     500
Unibail, warrants, expire 2000 (1)                                3,700      16     .14
WHOLESALE & INTERNATIONAL TRADE  -  .51%
Li & Fung Ltd. (Hong Kong - Incorporated in Bermuda)            800,000   1,888     .51
FOOD & HOUSEHOLD PRODUCTS  -  .49%
Reckitt & Colman PLC (United Kingdom)                            90,000   1,008     .27
Benckiser NV, Class B (Netherlands)                              15,098     814     .22
FINANCIAL SERVICES  -  .45%
Shohkoh Fund & Co., Ltd. (Japan)                                  3,000   1,671     .45
INSURANCE  -  .43%
Fairfax Financial Holdings Ltd. (Canada) (1)                      5,000   1,404
Fairfax Financial Holdings Ltd., subscription,                      600     169     .43
 expires 1999 (1)
GOLD MINES  -  .32%
Anglogold Ltd. (South Africa)                                    30,000   1,188     .32
BEVERAGES & TOBACCO  -  .14%
Grupo Industrial Emprex-B (Mexico)                              150,000     499     .14
MACHINERY & ENGINEERING  -  .09%
Kvaerner ASA, Class A (Norway)                                   20,600     339
Kvaerner ASA, rights, expire 1999 (1)                            20,600      10     .09
ENERGY EQUIPMENT  -  .09%
Schlumberger Ltd. (Netherlands Antilles)                          5,400     325     .09
MISCELLANEOUS - 0.51%
Other equity securities in initial period of acquisition                  1,883     .51
                                                                       ----------------
TOTAL EQUITY SECURITIES (cost:  $263,542,000)                           317,104   86.04
                                                                       ----------------



                                                         Principal Amount
Short Term Securities                                            (000)
--------------------------------------------                  -------- ----------------
CORPORATE SHORT-TERM NOTES  -  14.94%
BMW US Capital Corp. 4.78%-4.79% due 7/6-7/14/1999            5,500,000   5,472    1.49
Diageo Capital PLC 4.78% due 7/6-7-15/1999 (2)                5,500,000   5,471    1.48
Den norske stats olijeselskap AS 4.83% due 6/18/1999 (2)      5,200,000   5,188    1.41
France Telecom SA 4.79%-4.80% due 6/4/1999                    4,430,000   4,428    1.20
Siemens Capital Corp. 4.82% due 9/30/1999                     3,300,000   3,244     .88
Rio Tinto America Inc. 4.82% due 7/12/1999 (2)                3,200,000   3,182     .87
Bayer Corp. 4.78% due 7/27/1999 (2)                           3,100,000   3,076     .83
DaimlerChrysler AG 4.89% due 8/30/1999                        3,100,000   3,060     .83
BP America Inc. 4.80%-4.90% due 6/1-7/9/1999                  3,000,000   2,986     .81
Canadian Wheat Board 4.77% due 7/22/1999                      3,000,000   2,979     .81
KfW International Finance Inc 4.80% due 6/24/1999             2,800,000   2,791     .76
Halifax PLC 4.78% due 6/21/1999                               2,600,000   2,593     .71
Toyota Motor Credit Corp. 4.80% due 6/22/1999                 2,300,000   2,293     .62
American Honda Finance Corp. 4.81% due 6/10/1999              2,100,000   2,097     .57
Glaxo Wellcome PLC 4.85% due 8/18/1999 (2)                    1,800,000   1,780     .48
Svenska Handelsbank Inc. 4.81% due7/14/1999                   1,700,000   1,690     .46
Lloyds Bank PLC 4.78% due 6/14/1999                           1,500,000   1,497     .41
Electricite de France 4.83% due 7/15/1999                     1,200,000   1,193     .32
                                                                       ------------------
TOTAL SHORT-TERM SECURITIES (cost:  $55,025,000)                         55,020   14.94
                                                                       ------------------
TOTAL INVESTMENT SECURITIES (COST:  $318,567,000)                       372,124  100.98

Excess of payables over cash and receivables                             $3,613     .98
                                                                       ------------------
NET ASSETS                                                             $368,511100.00%
                                                                       ==================

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

ADR=American Depositary Receipts
See Notes to Financial Statements


Equity Securities appearing in the portfolio since November 30, 1998

ABN AMRO
Adecco
Benckiser
Billiton
DDI
Development Bank of Singapore
Equant
First Pacific
Forest Laboratories
Gateway 2000
Global Crossing
Global Telesystems Group
Hasbro
Hays
Honda Motor
iMALL
Infosys Technologies
John Fairfax Holdings
Keyence
KLA-Tencor
Korea Telecom
Li & Fung
Momentum Business Applications
Nippon Television Network
PRIMEDIA
QLT PhotoTherapeutics
Quintiles Transnational
Rambus
Reckitt & Colman
Rogers Communications
Samsung Electronics
SBS Broadcasting System
Securitas
Storage Technology
Sunglass Hut International
Tele Celular Sul Participacoes
Tele Nordeste Celular Participacoes
Teleglobe
THK
Time Warner Telecom
Tribune
Unibail
United Pan-Europe Communications
Venture Manufacturing (Singapore)
Volvo
Washington Post

Equity Securities eliminated from the portfolio since November 30, 1998

America Online
CKS Group
Coca-Cola Amatil
Coca-Cola Beverages
Columbia/HCA Healthcare
Credicorp
Gambro
Nine West Group
Raisio Group
SOFTBANK
Suez Lyonnaise des Eaux
Tele-Communications
TELECEL-Comunicacoes Pessoais
TV Azteca
Walt Disney
Ziff-Davis


American Variable Insurance Series Global Small Capitalization Fund
Investment Portfolio, May 31, 1999

Where the Fund's Assets Are Invested
                                                              Percent of
                                                              Net Assets

The Americas                                                       58.50%
Europe                                                             12.97%
Asia/Pacific                                                       12.45%
Other Countries                                                     4.52%
Cash & Equivalents                                                 11.56%
                                                                  100.00%

Largest Individual Stocks

PMC-Sierra                                                          2.88%
Power Integrations                                                   2.47
HNC Software                                                         2.43
Sanmina                                                              2.22
Lands' End                                                           1.85
TranSwitch                                                           1.76
Louis Dreyfus Natural Gas                                            1.65
Jones Intercable                                                     1.53
Micrel                                                               1.42
Great Plains Software                                                1.39


                                                               Number of Market ValPercent of
EQUITY SECURITIES (common and preferred stocks)                   Shares     (000) Net Assets

ELECTRONIC COMPONENTS  -  15.54%
PMC-Sierra, Inc. (USA)(1)                                          70,000   $3,399    2.88%
Power Integrations, Inc. (USA) (1)                                 60,000     2,914     2.47
Sanmina Corp. (USA) (1)                                            35,000     2,624     2.22
Micrel, Inc. (USA)(1)                                              30,000     1,680     1.42
Venture Manufacturing (Singapore) Ltd. (Singapore)                168,000     1,062
Venture Manufacturing (Singapore) Ltd. (2)                         90,000       569     1.38
Applied Micro Circuits Corp. (USA) (1)                             25,000     1,478     1.25
SIPEX Corp. (USA)(1)                                               85,000     1,376     1.16
Cymer, Inc. (USA) (1)                                              70,000     1,282     1.09
DuPont Photomasks, Inc. (USA)(1)                                   20,000       778      .66
MegaChips Corp. (Japan)(2)                                         10,000       610      .52
NatSteel Electronics Ltd (Singapore)(2)                           175,000       584      .49

BUSINESS & PUBLIC SERVICES  -  13.88%
Flextronics International Ltd. (USA --Incorporated in Singa        30,000     1,500     1.27
Black Box Corp. (USA)(1)                                           29,500     1,346     1.14
Mosaic Group Inc. (Canada)(1)                                     250,000       967      .82
Sapiens International Corp. NV (Israel)(1)                        100,000       950      .80
InfoCure Corp. (USA)(1)                                            25,000       922      .78
CBT Group PLC (ADR) (Ireland)(1)                                   60,000       915      .77
Midas, Inc. (USA)                                                  28,700       899      .76
MDC Communications Corp., Class A (Canada)(1)                      62,400       815      .69
Budget Group, Inc., Class A (USA)(1)                               60,000       803      .68
Corporate Services Group PLC (United Kingdom)                     578,750       690      .58
Rhon-Klinikum AG, preferred (Germany)                               7,000       659      .56
Medicis Pharmaceutical Corp., Class A (USA)(1)                     23,800       637      .54
Photobition Group PLC (United Kingdom)                            180,153       609      .52
Sapient Corp. (USA)(1)                                              9,400       599      .49
Profit Recovery Group International, Inc. (USA)(1)                 15,000       552      .47
NCO Group, Inc. (USA)(1)                                           15,100       461      .39
International Container Terminal Services, Inc.                 4,500,000       457      .39
 (Philippines)(1)
Peapod, Inc. (USA)(1)                                              49,800       448      .38
Kroll-O'Gara Co. (USA)(1)                                          18,700       376      .32
Falck A/S (Denmark)                                                 5,000       361      .31
Protection One, Inc. (USA)(1)                                      62,400       343      .29
ABR Information Services, Inc. (USA)(1)                            13,400       338      .29
Brunel International NV (Netherlands)                              13,048       271      .23
Extreme Networks, Inc. (USA)(1)                                     5,000       213      .18
MEDION AG (Germany)(1)                                                500       104
MEDION AG (1)(2)                                                      200        42      .13
Fujitsu Support and Service Inc. (Japan)(2)                         1,000       115      .10

DATA PROCESSING & REPRODUCTION  -  10.09%
HNC Software Inc. (USA)(1)                                        105,900     2,866     2.43
Great Plains Software, Inc. (USA)(1)                               43,700     1,647     1.39
Aspect Development, Inc. (USA)(1)                                 100,000     1,425     1.21
Remedy Corp. (USA)(1)                                              55,000     1,045      .88
Visio Corporation (USA)(1)                                         30,000       986      .83
RadiSys Corp. (USA)(1)                                             30,000       924      .78
Epicor Software Corp. (formerly Platinum Software                 100,100       707      .60
 Corp.) (USA)(1)
National Computer Systems, Inc. (USA)                              20,000       625      .53
Momentum Business Applications, Inc. (USA)(1)                      60,000       480      .41
Inet Technologies, Inc. (USA) (1)                                  27,500       469      .40
Saville Systems Ireland PLC (ADR) (IRELAND)(1)                     25,000       392      .33
Nice Systems Ltd. (ADR) (Israel)(1)                                14,000       357      .30

MERCHANDISING  -  6.15%
Lands' End, Inc. (USA)(1)                                          51,000     2,180     1.85
DFS Furniture Co. PLC (United Kingdom)                            250,000     1,185     1.00
Rent-Way, Inc. (USA)(1)                                            35,000       879      .75
Migros Turk TAS (Turkey)                                          650,000       831      .70
Komori Corp. (Japan)                                               40,000       827      .70
School Specialty, Inc. (USA)(1)                                    45,000       669      .57
EUROBIKE AG (Germany)                                              40,000       512      .43
Dickson Concepts (International) Ltd. (Hong Kong--                310,000       180      .15
 Incorporated in Bermuda)

BROADCASTING & PUBLISHING  -  6.09%
Jones Intercable, Inc., Class A (USA)(1)                           33,800     1,808     1.53
Century Communications Corp., Class A (USA)(1)                     25,000     1,331     1.13
Central European Media Enterprises Ltd., Class A (USA -           190,000     1,140      .97
 Incorporated in Bermuda)(1)
Westwood One, Inc. (USA)(1)                                        32,100     1,115      .94
APN News & Media  Ltd. (Australia)                                408,759       698      .59
United Television, Inc. (USA)                                       6,000       597      .51
Sondagsavisen A/S (Denmark)                                         7,500       501      .42

ENERGY SOURCES  -  5.09%
Louis Dreyfus Natural Gas Corp. (USA)(1)                          100,000     1,950     1.65
Ramco Energy PLC (United Kingdom)(1)                              291,400     1,399     1.19
Chieftain International, Inc. (Canada)(1)                          80,000     1,395     1.18
Vintage Petroleum, Inc. (USA)                                      62,000       698      .59
Mitchell Energy & Development Corp., nonvoting                     27,400       442      .37
 Class B (USA)
Premier Oil PLC (United Kingdom)                                  430,000       134      .11

LEISURE & TOURISM  -  4.18%
Station Casinos, Inc. (USA)(1)                                     79,600     1,378     1.17
Four Seasons Hotels Inc. (Canada)                                  17,000       715      .61
Morton's Restaurant Group, Inc. (USA)(1)                           35,000       617      .52
Lions Gate Entertainment Corp. (Canada)(1)                        200,000       409
Lions Gate Entertainment Corp. (1)(2)                             100,000       204      .52
Imax Corp. (Canada)(1)                                             20,000       440      .37
N.V. Kinepolis Group (Belgium)                                      3,544       402      .34
Cheesecake Factory Inc. (USA)(1)                                   14,300       395      .33
CinemaxX AG (Germany)(1)                                           12,000       378      .32

ELECTRONIC INSTRUMENTS  -  4.06%
TranSwitch Corp. (USA)(1)                                          45,000     2,081     1.76
ASM Pacific Technology Ltd. (Hong Kong)                         1,900,000     1,237     1.05
Disco Corp. (Japan)                                                10,000       519      .44
Orbotech Ltd. (Israel)(1)                                          12,000       513      .43
Etec Systems, Inc. (USA)(1)                                        16,600       445      .38

RECREATION  OTHER CONSUMER PRODUCTS  -  2.97%
Avex Inc. (Japan)                                                  16,200     1,575     1.33
Radica Games Ltd. (Hong Kong)(1)                                   70,000       744      .64
Movado Group, Inc. (USA)                                           30,000       724      .61
Metromedia International Group, Inc. (USA)(1)                      55,600       462      .39

BEVERAGES & TOBACCO  -  2.93%
Shikoku Coca-Cola Bottling Co., Ltd. (Japan) (1)                   70,000     1,061      .90
Corporate Investments Ltd. (New Zealand)                        2,500,000     1,058      .90
Quilmes Industrial SA, preferred (ADR) (Luxembourg) (1)            45,000       509      .43
Robert Mondavi Corp., Class A (USA)(1)                             13,600       459      .39
Simeon Wines Ltd. (Australia)                                     150,000       372      .31

HEALTH & PERSONAL CARE  -  2.65%
Genetronics Biomedical Ltd., warrants, expire 1999                250,000       823      .70
 (Canada)(1)
Nobel Biocare AB (Sweden)                                          45,100       649      .55
Aviron (USA)(1)                                                    29,200       631      .53
NeoPath, Inc. (USA)(1)                                            120,000       480      .41
Pharmacyclics, Inc. (USA)(1)                                       20,000       374      .31
Grupo Casa Autrey, SA de CV (ADR) (Mexico)(1)                      45,000       180      .15

TELECOMMUNICATIONS  -  2.53%
SkyTel Communications Inc. (USA)(1)                                50,000     1,016      .86
Tele Celular Sul Participacoes SA,  ADR (Brazil)                   50,000       941      .80
Rogers Cantel Mobile Communications Inc., Class B,                 50,000       899      .76
 restricted voting (Canada)(1)(2)
Western Telecom (France)(1)                                        25,000       134      .11

MACHINERY & ENGINEERING  -  .91%
JOT Automation Group Oyj (Finland)                                 21,000       828      .70
KCI Konecranes International Corp. (Finland)                        6,800       248      .21

REAL ESTATE  -  .90%
Wiggins Group PLC (United Kingdom)(1)                           3,000,000       744      .63
TBI PLC (United Kingdom)                                          204,100       320      .27

FOOD & HOUSEHOLD PRODUCTS  -  .89%
PT Indofood Sukses Makmur Tbk (Indonesia)(1)(2)                   700,000       697      .59
Geest PLC (United Kingdom)                                         45,000       364      .30

BANKING  -  .83%
Laurentian Bank of Canada (Canada)                                 33,000       495      .42
Citizens Banking Corp. (USA)                                       16,200       482      .41

MISCELLANEOUS MATERIALS & COMMODITIES  -  .83%
SPARTECH Corp. (USA)                                               40,000       975      .83

CHEMICALS  -  .63%
Ionics, Inc. (USA)(1)                                              11,900       373      .32
Gurit-Heberlein AG (Switzerland)                                      130       365      .31

INSURANCE  -  .61%
Independent Insurance Group PLC (United Kingdom)                  155,000       722      .61

METALS: NONFERROUS  -  .51%
Kaiser Aluminum Corp. (USA)(1)                                     68,500       599      .51

INDUSTRIAL COMPONENTS  -  .45%
Hayes Lemmerz International, Inc. (USA)(1)                         16,000       528      .45

EQUITY COMMON TRUSTS  -  .40%
Atle AB, Class A (Sweden)                                          36,800       479      .40

BUILDING MATERIALS & COMPONENTS  -  .35%
Futuris Corp. Ltd. (Australia)                                    312,029       417      .35

AUTOMOBILES  -  .28%
Mahindra & Mahindra Ltd. (GDR) (India)                             70,000       333      .28

MISCELLANEOUS - 4.69%
Other equity securitites in initial period of acquisition                      5,53     4.69
TOTAL EQUITY SECURITIES (cost: $92,489,000)                                 101,073    85.56


                                                               Principal
                                                                  Amount
SHORT-TERM SECURITIES                                              (000)

CORPORATE SHORT-TERM NOTES - 11.04%
BMW US Capital Corp 4.79% due 7/12/1999                       $2,700,000      2,685     2.27
Bayer Corp. 4.80% due 06/14/1999 (2)                            2,000,000     1,996     1.69
Diageo Capital PLC 4.79% due 08/11/1999 (2)                     2,000,000     1,980     1.68
DaimlerChrysler AG 4.89% due 08/30/1999                         1,700,000     1,678     1.42
Den norske stats oljeselskap AS 4.83% due 06/18/1999 (2)        1,600,000     1,596     1.35
BP America Inc. 4.90% due 06/01/1999                            1,400,000     1,400     1.19
Novartis Finance Corp.A26 4.95% due 06/03/1999 (2)              1,000,000       999      .85
Toyota Motor Credit Corp. 4.80% due 06/22/1999                    700,000       698      .59

FEDERAL AGENCY DISCOUNT NOTES  -  1.01%

Freddie Mac 5.30% due 7/14/1999                                 1,200,000     1,193     1.01
TOTAL SHORT-TERM SECURITIES (cost $14,227,000)                               14,225    12.05
TOTA INVESTMENT SECURITIES (cost $106,716,000)                              118,697   100.49
Excess of payables over cash and receivables                                                 (0.49)
NET ASSETS                                                                  118,121   100.00


(1) Non-income producing securities.
(2) Purchased in a private placement transaction, resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts
See Notes to Financial Statements

Equity Securities appearing in the portfolio since November 30, 1998
Applied Micro Circuits
Avex
CBT Group
Chieftain International
CinemaxX
Corporate Investments
DuPont Photomasks
Extreme Networks
Falck
Four Seasons Hotels
Genetronics Biomedical
Great Plains Software
Independent Insurance Group
Indofood Sukses Makmur
Inet Technologies
InfoCure
Ionics
JOT Automation Group
Kaiser Aluminum
Kinepolis Group
Lands' End
Louis Dreyfus Natural Gas
Mahindra & Mahindra
MDC Communications
MEDION
Mitchell Energy & Development
Momentum Business Applications
Mosaic Group
NeoPath
Nice Systems
Nobel Biocare
Orbotech
Peapod
Photobition Group
Power Integrations
Profit Recovery Group International
RadiSys
Rogers Cantel Mobile Communications
Sapiens International
Saville Systems Ireland
School Specialty
Shikoku Coca-Cola Bottling
Simeon Wines
SIPEX
SkyTel Communications
Station Casinos
Tele Celular Sul Participacoes
TranSwitch
Vintage Petroleum
Visio
Wiggins Group


Equity Securities eliminated from the portfolio since November 30, 1998
Alvis
American Capital Strategies
ARIS
CESKE RADIOKOMUNIKACE
Cicorel Holding
Disco
Edify
GrandVision
Grupo Industrial Maseca
Hoyts Cinemas
ICB Shipping
Kalon Group
LandAmerica Financial Group
Level One Communications
Macromedia
Metro- Richelieu
Navigant International
QPL International Holdings
Renaissance Worldwide
Santa Isabel
Strayer Education
Towa
USWeb
Vantive
White Cap Industries


American Variable Insurance Series Growth Fund
Investment Portfolio, May 31, 1999    (unaudited)

EQUITY SECURITIES                                                        94.88%

CASH &
EQUIVALENTS                                                               5.12%

                                                                       Percent
                                                                        Of Net
Largest Individual Equity Securities                                    Assets
-------------------------------------------------------------------------------
Time Warner                                                               4.63%
Viacom                                                                     4.61
AT&T - Liberty Media Group                                                 4.01
Texas Instruments                                                          2.69
Cendant                                                                    2.29
Solectron                                                                  2.01
Applied Materials                                                          1.91
News Corp.                                                                 1.80
USA Networks                                                               1.72
Cablevision Systems                                                        1.68

                                                                     Number of    Market Percent
                                                                        Shares     Value Of Net
EQUITY SECURITIES (common and preferred stocks)                                     (000)Assets
--------------------------------------------                          --------  -------- --------
BROADCASTING & PUBLISHING - 24.38%
Time Warner Inc.                                                      4,705,150  $320,244   4.63
Viacom Inc., Class B  (1)                                             7,400,000   284,900   4.61
Viacom Inc., Class A  (1)                                               878,400    33,873
AT&T Corp.-- Liberty Media Group, (formerly Tele-Communications,
  Inc. Liberty Media Group) Class A (1)                               4,167,467   276,876   4.01
News Corp. Ltd., preferred (ADR) (Australia)                          2,695,700    82,050   1.80
News Corp. Ltd. (ADR)                                                 1,270,000    42,148
USA Networks, Inc.(1)                                                 2,970,000   118,800   1.72
Cablevision Systems Corp., Class A  (1)                               1,468,600   115,836   1.68
Comcast Corp., Class A, special stock                                 3,000,000   115,500   1.67
Fox Entertainment Group, Inc., Class A  (1)                           3,350,000    85,425   1.24
United International Holdings, Inc., Class A  (1)                     1,180,000    84,960   1.23
Jones Intercable, Inc., Class A  (1)                                  1,447,400    77,436   1.12
BHC Communications, Inc., Class A  (1)                                  286,189    34,629    .50
Clear Channel Communications, Inc.  (1)                                 115,731     7,646    .11
Chancellor Media Corp.    (1)                                            85,700     4,355    .06
Knight-Ridder, Inc.                                                       4,600       242    .00
ELECTRONIC COMPONENTS - 19.63%
Texas Instruments Inc.                                                1,700,000   185,937   2.69
Solectron Corp.  (1)                                                  2,542,000   139,174   2.01
Microchip Technology Inc.  (1)                                        2,565,000   112,539   1.63
Altera Corp.  (1)                                                     3,000,000   104,438   1.51
Linear Technology Corp.                                               1,600,000    84,800   1.23
Intel Corp.                                                           1,521,600    82,262   1.19
Corning Inc.                                                          1,337,300    73,050   1.06
Jabil Circuit, Inc.  (1)                                              1,460,000    70,445   1.02
Adaptec, Inc.  (1)                                                    2,236,000    69,037   1.00
Analog Devices, Inc.  (1)                                             1,366,666    52,531    .76
Quantum Corp.  (1)                                                    2,600,000    51,512    .75
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(1)              14,000,000    50,460    .73
SCI Systems, Inc.(1)                                                  1,213,326    50,353    .73
Micron Technology, Inc.  (1)                                          1,191,300    45,195    .65
Sanmina Corp.  (1)                                                      600,000    44,991    .65
Maxim Integrated Products, Inc.  (1)                                    819,100    43,771    .63
LSI Logic Corp.  (1)                                                  1,000,000    37,063    .54
Newbridge Networks Corp. (Canada)(1)                                  1,050,000    29,006    .42
Xilinx, Inc.  (1)                                                       400,000    17,775    .25
Seagate Technology  (1)                                                 200,000     6,038    .09
Motorola, Inc.                                                           42,000     3,478    .05
Rogers Corp.  (1)                                                        87,900     2,505    .04
BUSINESS & PUBLIC SERVICES - 9.50%
Cendant Corp.  (1)                                                    8,564,800   157,913   2.29
Flextronics International Ltd. (USA--                                 2,300,000   115,000   1.66
 Incorporated in Singapore)(1)
Federal Express Corp.  (1)                                            1,400,000    77,087   1.12
Quintiles Transnational Corp.  (1)                                    1,600,000    65,000    .94
Waste Management, Inc.                                                1,200,000    63,450    .91
Allied Waste Industries, Inc.  (1)                                    2,700,000    50,288    .73
Concord EFS, Inc.  (1)                                                  850,900    28,824    .42
Universal Health Services, Inc., Class B  (1)                           500,000    24,937    .36
Columbia/HCA Healthcare Corp.                                         1,000,000    23,563    .34
Robert Half International Inc.(1)                                       700,000    19,731    .29
Avery Dennison Corp.                                                    200,000    11,975    .17
Electronic Data Systems Corp.                                           150,000     8,438    .12
Paychex, Inc.                                                           187,500     5,555    .08
Snyder Communications, Inc.  (1)                                        200,000     4,888    .07
DATA PROCESSING & REPRODUCTION - 6.99%
Computer Associates International, Inc.                               1,541,300    72,923   1.06
Oracle Corp.  (1)                                                     2,900,000    71,956   1.04
PeopleSoft, Inc.  (1)                                                 3,700,000    59,894    .87
Microsoft Corp.  (1)                                                    500,000    40,344    .58
Storage Technology Corp.  (1)                                         1,825,000    36,272    .52
Intuit Inc.  (1)                                                        393,300    32,005    .46
Gateway 2000, Inc.  (1)                                                 450,000    27,366    .40
Lexmark International Group, Inc., Class A  (1)                         200,000    27,225    .39
Autodesk, Inc.                                                          920,000    25,415    .37
Silicon Graphics, Inc.  (1)                                           1,761,000    21,792    .32
Rambus Inc.  (1)                                                        207,200    16,058    .23
Vantive Corp.  (1)                                                    1,304,156    14,183    .21
Mentor Graphics Corp.  (1)                                              800,000    10,100    .15
Ascend Communications, Inc.   (1)                                       100,000     9,268    .13
Compaq Computer Corp.                                                   300,000     7,106    .10
3Com Corp.  (1)                                                         205,000     5,599    .08
Quanta Computer Inc. (Taiwan)(1)                                        280,000     5,265    .08
LEISURE & TOURISM - 4.66%
King World Productions, Inc.  (1)                                     2,933,300    97,899   1.42
Starbucks Corp.  (1)                                                  2,100,000    77,437   1.12
Mirage Resorts, Inc.  (1)                                             3,450,000    70,725   1.02
Carnival Corp.                                                        1,184,800    48,577    .70
MGM Grand, Inc.  (1)                                                    650,000    27,300    .40
ELECTRONIC INSTRUMENTS - 4.03%
Applied Materials, Inc.  (1)                                          2,400,000   132,000   1.91
KLA - Tencor Corp.  (1)                                               1,675,000    76,212   1.10
PE Corporation-PE Biosystems Group                                      363,900    40,643    .59
 (formerly Perkin-Elmer Corp.)
Teradyne, Inc.(1)                                                       475,000    25,086    .37
ANTEC Corp.  (1)                                                        150,000     4,397    .06
HEALTH & PERSONAL CARE - 3.16%
Amgen Inc.  (1)                                                         400,000    25,300    .37
Guidant Corp.                                                           500,000    25,000    .36
Gilead Sciences, Inc.  (1)                                              500,000    21,812    .32
Genentech, Inc.(1)                                                      225,000    19,702    .29
Sepracor Inc.  (1)                                                      290,400    18,513    .27
Cardinal Health, Inc.                                                   277,700    16,766    .24
Forest Laboratories, Inc.  (1)                                          300,000    14,287    .21
Millennium Pharmaceuticals, Inc.  (1)                                   300,000    11,362    .16
Pfizer Inc                                                              100,000    10,700    .15
Novoste Corp.  (1)                                                      400,000    10,200    .15
Warner-Lambert Co.                                                      150,000     9,300    .13
BioChem Pharma Inc. (Canada)(1)                                         400,000     7,650    .11
ALZA Corp.  (1)                                                         176,166     6,287    .09
Biogen, Inc.  (1)                                                        50,000     5,456    .08
Inhale Therapeutic Systems, Inc.(1) (2)                                 200,000     5,300    .08
Omnicare, Inc.                                                          150,000     3,591    .05
PE Corporation-Celera Genomics (formerly                                181,950     3,093    .04
 Perkin-Elmer Corp.)  (1)
Guilford Pharmaceuticals, Inc.  (1)                                     200,000     2,163    .03
Pharmacia & Upjohn, Inc.                                                 36,250     2,010    .03
TELECOMMUNICATIONS - 2.73%
Teleglobe Inc. (Canada)                                               1,500,000    45,292    .66
Nextel Communications, Inc., Class A  (1)                             1,200,000    44,250    .64
NTT Mobile Communications Network, Inc. (Japan)                             710    38,665    .56
MCI WorldCom, Inc. (1)                                                  349,268    30,168    .44
AirTouch Communications  (1)                                            250,000    25,125    .36
Paging Network, Inc.  (1)                                             1,500,000     4,875    .07
TRANSPORTATION: AIRLINES - 2.25%
Southwest Airlines Co.                                                2,350,675    75,369   1.09
AMR Corp.  (1)                                                        1,100,000    71,569   1.04
Delta Air Lines, Inc.                                                   150,000     8,606    .12
BANKING - 1.96%
Washington Mutual, Inc.                                               1,225,000    46,780    .68
Charter One Financial, Inc.                                             991,905    28,207    .41
BankBoston Corp.                                                        581,680    27,557    .40
Wells Fargo & Co.                                                       500,000    20,000    .28
M&T Bank Corp.                                                           25,000    13,175    .19
MERCHANDISING - 1.81%
Consolidated Stores Corp.  (1)                                        2,152,425    73,990   1.07
Limited Inc.                                                            617,700    30,190    .44
Lowe's Companies, Inc.                                                  400,000    20,775    .30
CHEMICALS - 1.79%
Monsanto Co.                                                          1,905,000    79,058   1.14
Valspar Corp.                                                           750,000    27,375    .40
Air Products and Chemicals, Inc.                                        415,300    17,027    .25
ELECTRICAL & ELECTRONICS - 1.63%
Nortel Networks Corp. (formerly Northern Telecom Ltd.)                  390,000    29,250    .42
 (Canada)(1)
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)                 940,000    25,321    .37
General Instrument Corp.  (1)                                           600,000    23,213    .34
NEC Corp. (Japan)                                                     2,000,000    22,079    .32
Nokia Corp., Class A (ADR) (Finland)                                    180,000    12,780    .18
ENERGY SOURCES - 1.40%
Murphy Oil Corp.                                                        557,400    27,347    .40
Pogo Producing Co.                                                    1,424,300    26,082    .38
Union Pacific Resources Group, Inc.                                   1,000,000    13,938    .19
Enterprise Oil PLC (United Kingdom)                                   1,700,000    10,885    .16
Talisman Energy Inc. (Canada) (1)                                       400,000     9,691    .14
TOTAL, Class B (ADR) (France)(1)                                        150,000     9,122    .13
TEXTILES & APPAREL - 1.16%
NIKE, Inc., Class B                                                   1,300,000    79,219   1.16
FINANCIAL SERVICES - 1.06%
Household International, Inc.                                           700,000    30,363    .44
Capital One Financial Corp.                                             120,000    18,082    .26
Fannie Mae                                                              225,000    15,300    .22
Providian Financial Corp.                                               100,000     9,594    .14
BEVERAGES & TOBACCO - 0.88%
Kita Kyushu Coca-Cola Bottling Co., Ltd. (Japan)(1)                     522,800    25,412    .37
Philip Morris Companies Inc.                                            555,000    21,402    .30
PepsiCo, Inc.                                                           400,000    14,325    .21
INSURANCE - 0.84%
XL Capital Ltd. (formerly EXEL Ltd.) (Bermuda--                         710,000    43,177    .62
Incorporated in the Cayman Islands)
MGIC Investment Corp.                                                   320,000    15,400    .22
MISCELLANEOUS MATERIALS & COMMODITIES - 0.76%
Sealed Air Corp.  (1)                                                   850,000    52,806    .76
RECREATION & OTHER CONSUMER PRODUCTS - 0.63%
Hasbro, Inc.                                                          1,531,500    43,839    .63
FOOD & HOUSEHOLD PRODUCTS - 0.62%
Dole Food Co., Inc.                                                     750,000    23,016    .33
Keebler Foods Co.  (1)                                                  600,000    20,100    .29
UTILITIES: ELECTRIC & GAS - 0.24%
Questar Corp.                                                           850,000    16,203    .24
ENERGY EQUIPMENT - 0.16%
Schlumberger Ltd. (Netherlands Antilles)                                186,300    11,213    .16
TRANSPORTATION: RAIL & ROAD - 0.06%
Wisconsin Central Transportation Corp.  (1)                             200,000     3,950    .06
MACHINERY & ENGINEERING - 0.06%
Thermo Electron Corp.  (1)                                              200,000     3,825    .06
MISCELLANEOUS - 2.49%
Other equity securities in initial period of acquisition                          172,853   2.49
TOTAL EQUITY SECURITIES (cost:$4,066,680,000)                                   6,557,308  94.88


SHORT-TERM SECURITIES                                            Principal Amount
                                                                         (000)
CORPORATE SHORT-TERM NOTES - 4.90%
Procter & Gamble Co. 4.77%-4.82% due 6/11-7/8/1999                       48,900    48,712    .71
BellSouth Telecommunications, Inc.  4.81% due                            39,000    38,734    .56
 7/21/1999  (2)
Lucent Technologies Inc. 4.78%-4.83% due 6/11-7/6/1999                   35,500    35,396    .51
American Home Products Corp. 4.78%-4.85% due                             35,755    35,349    .51
 7/27-9/3/1999 (2)
IBM Credit Corp.  4.80% due 6/18-7/29/1999                               32,300    32,130    .46
Eastman Kodak Co.  4.81%-4.84% due 6/4-9/28/1999                         32,300    32,065    .46
Coca-Cola Co.   4.75%-4.82% due 6/7-8/17/1999                            31,715    31,522    .46
International Lease Finance Corp.  4.78% due                             29,300    29,032    .42
 7/28-8/13/1999
U S WEST Communications, Inc. 4.81% due 6/8-6/18/1999                    28,600    28,549    .41
SBC Communications Inc.  4.81%-4.85% due                                 27,850    27,699    .40
 6/3-8/12/1999  (2)
FEDERAL AGENCY DISCOUNT NOTES - 0.20%
Freddie Mac   4.71% due 7/20/1999                                        13,500    13,411    .20
Non-U.S. Currency - 0.06%
New Taiwanese Dollar                                                NT$132,520      4,065    .06
TOTAL SHORT-TERM SECURITIES (cost: $356,652,000)                                  356,664   5.16
TOTAL INVESTMENT SECURITIES (cost: $4,423,332,000)                              6,913,972 100.04
Excess of payables over cash and receivables                                        3,114    .04

NET ASSETS                                                                      $  6,910,100.00%


(1) Non-income-producing security.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.



Equity securities appearing in the portfolio since November 30, 1998

ALZA
Amgen
Biogen
Clear Channel Communications
Corning
Genentech
Inhale Therapeutic Systems
Jabil Circuit
Kita Kyushu Coca-Cola Bottling
KLA-Tencor
Knight Ridder
Maxim Integrated Products
Millenium Pharmaceuticals
NEC
NTT Mobile Communications Network
Nextel Communications
Providian Financial
Quanta Computer
Questar
Quintiles Transnational
Rambus
Robert Half International
Sanmina
Snyder Communications
Starbucks
Storage Technology
Taiwan Semiconductor Manufacturing
Teleglobe
Teradyne
Union Pacific Resources



Equity securities eliminated from the portfolio since November 30, 1998

ADC Telecommunications
Adelphia Communications
America Online
American International
APAC TeleServices
Baker Hughes
Cambridge Technology Partners   (Massachusetts)
Ceridian
Circuit City Stores--Circuit City Group
Cox Communications
Data General
Engelhard
First Data
Gulfstream Aerospace
Jacor Communications
Johnson & Johnson
National Semiconductor
Nine West
Park Electrochemical
Praxair
Security Dynamics Technologies
SEQUUS Pharmaceuticals
Structural Dynamics Research
Tele-Communications,  TCI
Tele-Communications,  TCI Ventures
TeleTech Holdings
Transatlantic Holdings
Venator Group
Walt Disney


American Variable Insurance Series International Fund
Investment Portfolio, May 31, 1999  (Unaudited)

Where the Fund's Assets Are Invested

                                                                         Percent of
                                                                         Net Assets
                                                                         --------
EUROPE                                                                      58.75%
ASIA/PACIFIC                                                                24.31%
THE AMERICAS                                                                10.55%
OTHER COUNTRIES                                                              1.51%
CASH & EQUIVALENTS                                                           4.88%



Largest Individual Equity Securities


Nokia                                                                        3.43%
AstraZeneca                                                                   2.93
Telefonos de Mexico                                                           2.82
United Pan-Europe Communications                                              2.54
Deutsche Telekom                                                              2.47
Telefonica                                                                    2.25
Orange                                                                        2.11
Mannesmann                                                                    1.83
Dixons Group                                                                  1.75
Mediaset                                                                      1.64



                                                                                   Market Percent
                                                                         Number of  Value  Of Net
Stocks (common and preferred)                                              Shares    (000) Assets
--------------------------------------------                             -------- ----------------

TELECOMMUNICATIONS  -  21.77%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                    1,032,000 $82,496   2.82%
Deutsche Telekom AG (Germany)                                            1,817,400  72,317    2.47
Telefonica, SA (Spain)                                                   1,020,000  48,790
Telefonica, SA (ADR) (1)                                                   118,605  17,109    2.25
Orange PLC (United Kingdom) (1)                                          4,440,000  61,551    2.11
Mannesmann AG (ADR) (Germany)                                              390,000  53,430    1.83
Telecom Italia SpA, nonconvertible savings (Italy)                       7,884,165  42,568
Telecom Italia SpA                                                         345,000   3,547    1.58
Swisscom AG (Switzerland) (1)                                              121,494  43,680    1.49
Vodafone Group PLC (United Kingdom)                                      1,200,000  22,859     .78
Cable & Wireless Communications PLC (United Kingdom) (1)                 1,900,000  18,067     .62
Telecom Italia Mobile SpA (Italy)                                        2,000,000  11,741
Telecom Italia Mobile SpA, savings                                       1,312,800   4,408     .55
Philippine Long Distance Telephone Co. (Philippines)                       205,000   5,787
Philippine Long Distance Telephone Co. (ADR)                               154,000   4,447
Philippine Long Distance Telephone Co., convertible                         80,000   4,000     .49
 preferred (GDR)
Nippon Telegraph and Telephone Corp. (Japan)                                 1,400  13,610     .47
China Telecom (Hong Kong) Ltd. (ADR) (People's Republic                    314,600  13,488     .46
 of China) (1)
France Telecom SA (France)                                                 165,000  12,616     .43
DDI Corp. (Japan)                                                            2,600  11,953     .41
TELECEL - Comunicacoes Pessoais, SA (Portugal)                              91,300  11,464     .39
Cia. de Telecomunicaciones de Chile SA (ADR)(Chile)                        451,470   9,819     .34
Videsh Sanchar Nigam Ltd. (GDR) (India)                                    838,600   9,539     .33
Telefonica de Argentina SA, Class B (ADR) (Argentina)                      280,000   9,065     .31
NTT Mobile Communications Network, Inc. (Japan)                                163   8,877     .30
Korea Telecom Corp. (ADR) (South Korea) (1)                                270,100   8,593     .30
Bayan Telecommunications Holdings Corp., convertible                       150,000   7,500
 preferred (Philippines) (1)(2)(3)
Bayan Telecommunications Holdings Corp. (1)(2)(3)                           30,308      80
Bayan Telecommunications Holdings Corp., Class A (1)(2)(3)                  20,279      54
Bayan Telecomunications Holdings Corp., Class B (1)(2)(3)                    6,622      17     .26
SK Telecom Co., Ltd. (South Korea)                                           2,659   3,265
SK Telecom Co., Ltd. (ADR)                                                 225,720   3,217     .22
Koninklijke PTT Nederland NV (Netherlands)                                 116,742   5,623     .19
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.             1,600,000   3,263
 (Indonesia)
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. (ADR)          40,000     793     .14
Telstra Corp. Ltd. (Australia)                                             700,000   3,460     .12
Koor Industries Ltd. (ADR) (Israel)                                        152,700   3,293     .11

BROADCASTING & PUBLISHING  -  12.93%
United Pan-Europe Communications NV (Netherlands) (1)                    1,214,000  74,197    2.54
Mediaset SpA (Italy)                                                     5,967,000  48,027    1.64
CANAL + (France)                                                           124,418  35,917    1.23
Flextech PLC (United Kingdom) (1)                                        2,250,000  31,155    1.07
Seat Pagine Gialle SpA (Italy)                                           30,000,00  25,083     .86
Metropole Television (France)                                              106,000  21,338     .73
Television Francaise 1 SA (France)                                          80,000  19,142     .66
News Corp. Ltd. (ADR) (Australia)                                          362,000  12,014
News Corp. Ltd., preferred (ADR)                                           181,000   5,509
News Corp. Ltd., preferred                                                 200,652   1,530     .65
Fuji Television Network Inc. (Japan)                                         3,733  18,822     .64
Television Broadcasts Ltd. (Hong Kong)                                   4,473,300  18,460     .63
ProSieben Media AG (Germany)                                               400,000  17,040     .58
Grupo Televisa, SA (ADR) (Mexico) (1)                                      360,000  15,053     .51
Publishing & Broadcasting Ltd. (Australia)                               2,350,000  14,758     .50
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                       61,000   6,527
Modern Times Group MTG AB, Class A (1)                                     101,600   2,100     .30
Nippon Television Network Corp. (Japan)                                     21,000   7,266     .25
Societe Europeenne des Satellites, SA, Class A (FDR) (Luxembourg)           23,000   3,239     .11
Primedia Ltd., units (South Africa)                                        391,631     540
Primedia Ltd., units, Class N                                              179,635     238     .03

ELECTRICAL & ELECTRONICS  -  6.28%
Nokia Corp. (Finland)                                                    1,414,000 100,321    3.43
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                        1,157,200  30,841
Telefonaktiebolaget LM Ericsson, Class B (ADR)                             400,000  10,775    1.43
Nortel Networks Corp. (formerly Northern Telecom Ltd.) (Canada) (1)        300,000  22,500     .77
NEC Corp. (Japan)                                                        1,354,000  14,948     .51
Premier Farnell PLC (United Kingdom)                                     1,000,000   4,234     .14

BANKING  -  5.83%
ABN AMRO Holding NV (Netherlands)                                        1,419,718  31,385    1.07
Safra Republic Holdings SA (Luxembourg)                                    468,000  31,372    1.07
Banque Nationale de Paris (France)                                         275,000  23,115     .79
Bank of Nova Scotia (Canada)                                               975,000  21,141     .73
Westpac Banking Corp. (Australia)                                        2,400,238  16,421     .56
Development Bank Of Singapore Ltd. (Singapore)                           1,151,000  11,880     .41
Bank of Scotland (United Kingdom)                                          707,000   9,629     .33
Barclays PLC (United Kingdom)                                              242,600   7,359     .25
Sakura Bank, Ltd. (Japan)                                                1,720,000   5,810     .20
Commonwealth Bank of Australia (Australia)                                 310,187   4,983     .17
ForeningsSparbanken AB, Class A (Sweden)                                   147,300   3,011     .10
Fuji Bank, Ltd. (Japan)                                                    470,000   2,962     .10
Standard Chartered Bank (United Kingdom)                                   101,630   1,537     .05

BUSINESS & PUBLIC SERVICES  -  4.86%
Adecco SA (Switzerland) (1)                                                 50,000  26,115     .89
TNT Post Groep (Netherlands)                                             1,034,000  25,924     .89
Brambles Industries Ltd. (Australia)                                       925,682  24,674     .84
Rentokil Initial PLC (United Kingdom)                                    5,144,100  20,669     .70
Aegis Group PLC (United Kingdom)                                         7,350,000  14,354     .49
Check Point Software Technologies Ltd. (Israel) (1)                        250,000  11,063     .38
Reuters Group PLC (United Kingdom)                                         776,533  10,737     .37
Vivendi SA (France)                                                         80,802   5,968
Vivendi SA, warrants, expire 1999 (1)                                       80,802      83     .21
Zhejiang Expressway Co. Ltd., Class H (People's Republic of China)       17,262,00   2,515     .09
Metropolis Transactive Holdings Ltd. (South Africa) (1)                     58,765      22     .00

ELECTRONIC COMPONENTS  -  4.77%
Rohm Co., Ltd. (Japan)                                                     340,000  44,342    1.52
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                 8,450,000  30,456    1.04
Murata Manufacturing Co., Ltd. (Japan)                                     455,000  25,003     .85
Hoya Corp. (Japan)                                                         275,000  13,979     .48
Hirose Electric Co., Ltd. (Japan)                                          111,000   9,492     .32
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)                         1,400,000   8,245     .28
Samsung Electronics Co., Ltd. (South Korea)                                 68,559   4,771
Samsung Electronics Co., Ltd., warrants, expire 1999 (1)                     5,611      60     .17
LG Semicon Co., Ltd. (South Korea)                                         473,925   3,218     .11

HEALTH & PERSONAL CARE  -  4.53%
AstraZeneca PLC (formerly Astra AB) (United Kingdom)(1)                  1,758,854  69,038
AstraZeneca PLC (formerly Zeneca Group PLC)                                418,200  16,629    2.93
Novartis AG (Switzerland)                                                   21,281  30,827    1.05
Elan Corp., PLC (ADR) (Ireland) (1)                                        166,400   8,986     .31
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                   237,000   3,708     .13
SmithKline Beecham PLC (ADR) (United Kingdom)                               50,000   3,281     .11

MERCHANDISING  -  4.37%
Dixons Group PLC (United Kingdom)                                        2,900,100  51,173    1.75
Carrefour SA (France)                                                      234,000  30,623    1.05
Cifra, SA de CV, Class C (Mexico) (1)                                    6,000,000   9,850
Cifra, SA de CV, Class V  (1)                                            3,397,506   5,929     .54
Koninklijke Ahold NV (Netherlands)                                         437,436  15,222     .52
Kingfisher PLC (United Kingdom)                                            553,798   6,968     .24
Loblaw Companies Ltd. (Canada)                                             150,000   3,945     .13
Coles Myer Ltd. (Australia)                                                660,618   3,452     .12
Edgars Stores Ltd. (South Africa)                                           69,248     522     .02

AUTOMOBILES  -  3.20%
Bayerische Motoren Werke AG (Germany)                                       62,400  39,858    1.36
Suzuki Motor Corp. (Japan)                                               1,700,000  24,033     .82
Honda Motor Co., Ltd. (Japan)                                              386,000  15,773     .54
Volvo AB, Class B (Sweden)                                                 550,000  13,924     .48

FOOD & HOUSEHOLD PRODUCTS  -  2.48%
Reckitt & Colman PLC (United Kingdom)                                    3,066,875  34,366    1.18
Nestle SA (Switzerland)                                                      9,752  17,498     .60
Cadbury Schweppes PLC (United Kingdom)                                   2,000,000  13,599     .47
Groupe Danone (France)                                                      25,000   6,866     .23

APPLIANCES & HOUSEHOLD DURABLES  -  2.36%
Koninklijke Philips Electronics NV (Netherlands)                           435,000  37,220    1.27
Sony Corp. (Japan)                                                         340,000  31,821    1.09

ENERGY SOURCES  -  2.17%
Broken Hill Proprietary Co. Ltd. (Australia)                             3,554,900  36,465    1.25
Electrafina SA (Belgium)                                                    79,000   8,876     .30
Elf Aquitaine (France)                                                      40,000   5,776     .20
TOTAL, Class B (ADR) (France) (1)                                           75,000   4,561     .15
"Shell" Transport and Trading Co., PLC, New York                            90,000   3,971     .14
 registered (United Kingdom)
Woodside Petroleum Ltd. (Australia)                                        600,000   3,737     .13

MULTI-INDUSTRY  -  2.13%
Orkla AS, Class A (Norway)                                               1,835,700  28,750     .98
Lend Lease Corp. Ltd. (Australia)                                          917,464  11,613     .40
Benpres Holdings Corp. (GDR) (Philippines) (1)                           2,156,000  10,241     .35
Preussag AG (Germany)                                                      160,029   8,241     .28
Invensys PLC (formerly Siebe PLC) (United Kingdom)                         780,000   3,550     .12

RECREATION & OTHER CONSUMER PRODUCTS  -  2.12%
EMI Group PLC (United Kingdom)                                           3,800,000  27,024     .93
Nintendo Co., Ltd. (Japan)                                                 210,000  24,567     .84
Sony Music Entertainment (Japan) Inc. (Japan)                               90,000   6,525     .22
Square Co., Ltd. (Japan)                                                   125,000   3,924     .13

DATA PROCESSING & REPRODUCTION  -  2.02%
Fujitsu Ltd. (Japan)                                                     1,070,000  17,807     .61
Dassault Systems SA (France)                                               466,000  15,256     .52
ATI Technologies Inc. (Canada) (1)                                       1,000,000  14,116     .48
BCE Inc.(Canada) (1)                                                       430,000  11,965     .41

BUILDING MATERIALS & COMPONENTS  -  1.69%
Cemex, SA de CV, (Mexico)                                                4,769,224  21,175
Cemex, SA de CV, Class A                                                 2,321,450  10,331    1.08
Holderbank Financiere Glaris Ltd. (Switzerland)                             15,000  17,806     .61

AEROSPACE & MILITARY TECHNOLOGY  -  1.48%
Bombardier Inc., Class B (Canada)                                        2,787,800  43,326    1.48

BEVERAGES & TOBACCO  -  1.15%
South African Breweries PLC (United Kingdom) (1)                         2,833,372  22,767     .78
Panamerican Beverages, Inc., Class A (Multinational                        345,200   8,004     .27
 - Incorporated in Panama)
Coca-Cola Amatil Ltd. (Australia)                                          403,748   1,719
Coca-Cola Beverages PLC (United Kingdom) (1)                               635,937   1,176     .10

UTILITIES: ELECTRIC & GAS  - 1.11%
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative              826,600  17,255

Cia. Energetica de Minas Gerais - CEMIG, ordinary nominative             131,519,0   1,671     .65
Manila Electric Co., Class A (GDR) (Philippines) (1)(3)                    510,000   6,610     .22
Cia. Paranaense de Energia - COPEL, Class B, preferred                     480,373   3,603
 nominative (ADR) (Brazil)
Cia. Paranaense de Energia - COPEL, ordinary nominative                  328,207,8   1,613     .18
Scottish Power PLC (United Kingdom)                                        200,000   1,701     .06

MACHINERY & ENGINEERING  -  1.11%
GKN PLC (United Kingdom)                                                 1,531,605  24,936     .85
Valmet OY (Finland)                                                        600,000   6,117     .21
Kvaerner AS, Class A (Norway)                                               80,000   1,319
Kvaerner AS, Class A, warrants, expire 1999 (1)                             80,000      38     .05

FOREST PRODUCTS & PAPER  -  0.95%
UPM-Kymmene Corp. (Finland)                                                945,000  27,625     .95

FINANCIAL SERVICES  -  0.74%
Shohkoh Fund & Co., Ltd. (Japan)                                            39,000  21,720     .74

CONSTRUCTION & HOUSING  -  0.69%
YTL Corp. Bhd. (Malaysia) (3)                                            10,000,00  20,263     .69

INSURANCE  -  0.63%
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                1,624,006  13,141     .45
ING Groep NV (Netherlands)                                                 100,000   5,332     .18

METALS: STEEL  -  0.49%
Kawasaki Steel Corp. (Japan)                                             8,000,000  14,236     .49

GOLD MINES  -  0.37%
Anglogold Ltd. (South Africa)                                              275,000  10,894     .37

INDUSTRIAL COMPONENTS  -  0.32%
Bridgestone Corp. (Japan)                                                  175,000   4,570     .16
Valeo (France)                                                              50,000   4,073     .14
Minebea Co., Ltd. (Japan)                                                   60,000     594     .02

REAL ESTATE  -  0.18%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                    500,000   4,062     .14
Mitsui Fudosan Co., Ltd. (Japan)                                           159,000   1,322     .04

LEISURE & TOURISM  -  0.17%
Mandarin Oriental International Ltd. (Singapore)                         6,911,218   5,114     .17

ENERGY EQUIPMENT  -  0.17%
Petroleum Geo-Services ASA (ADR) (Norway) (1)                              311,600   5,025     .17

TRANSPORTATION: SHIPPING  -  0.16%
Stolt-Nielsen SA, Class B (ADR) (Multinational)                            327,000   4,578     .16

METALS: NONFERROUS  -  0.12%
Pechiney, Class A (France)                                                  90,000   3,479     .12

MISCELLANEOUS--1.27%
Other stocks in inital period of acquisition                                        36,954    1.27
                                                                                  ----------------
TOTAL STOCKS (COST: $1,996,163,000)                                               2,766,48   91.83
                                                                                  ----------------


                                                                         Principal
                                                                           Amount
Convertible Debentures                                                      (000)
--------------------------------------------                             --------

BROADCASTING & PUBLISHING  -  0.27%
United News & Media PLC 6.125% 2003                                        #4,500    7,834     .27

ELECTRONIC COMPONENTS  -  0.12%
Acer Peripherals Inc. 1.25% 2006 (2)                                        $2,680   3,672     .12

TELECOMMUNICATIONS  -  0.08%
COLT Telecom Group PLC 2.00% 2005                                         DM 3000    2,368     .08

ENERGY SOURCES  -  0.03%
Zhenhai Refining & Chemical Co. Ltd. 3.00% 2003 (2)                           $950     883     .03

                                                                                  ----------------
TOTAL CONVERTIBLE DEBENTURES (cost: $12,810,000)                                    14,757    0.50
                                                                                  ----------------
TOTAL EQUITY-TYPE SECURITIES (cost: $2,008,973,000)                               2,781,23   92.32
                                                                                  ----------------






SHORT-TERM SECURITIES
--------------------------------------------
CORPORATE SHORT-TERM NOTES - 4.78%
BP America Inc. 4.79% due 7/12/1999                                         20,350  20,236     .69
Halifax PLC 4.78% due 6/21/1999                                             20,000  19,944     .68
DaimlerChrysler AG 4.82% due 7/19/1999                                      18,000  17,881     .62
Glaxo Wellcome PLC 4.82%-4.85% due 7/26-8/16/1999 (2)                       16,000  15,830     .54
Commercial Credit Co. 4.80% due 6/3/1999                                    15,000  14,994     .51
Abbey National North America 4.81% due 7/15/1999                            15,000  14,910     .51
Repsol International Finance BV 4.81% due 8/18-8/19/1999                    14,000  13,845     .48
Coca-Cola Co. 4.77%-4.82% due 6/25-8/12/1999                                13,300  13,198     .45
American Honda Finance Corp. 4.85% due 7/7/1999                              8,900   8,856     .30
                                                                                  ------------------
NON US CURRENCY  -  0.08%
New Taiwanese Dollar                                                     NT$79,097   2,426     .08
                                                                                  ------------------
TOTAL SHORT-TERM SECURITIES (Cost:  $142,016,000)                                  142,120    4.86
                                                                                  ------------------
TOTAL INVESTMENT SECURITIES (Cost:  $2,150,989,000)                               2,923,35   97.19
Excess of cash and receivables over payables                                           480     .02
                                                                                  ------------------
NET ASSETS                                                                        2,923,83  100.00




(1) Non-income-producing security.

(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

(3) Valued under procedures established by the Board of Trustees.



 ADR = American Depository Receipts
 FDR = Fiduciary Depositary Receipts
 GDR = Global Depositary Receipts
 See Notes to Financial Statements





Stocks appearing in the portfolio since November 30, 1998
ABN AMRO Holding
Adecco
ATI Technologies
Banque Nationale de Paris
Barclays
BCE
Check Point Software Technologies
COLT Telecom
Development Bank of Singapore
Edgars Stores
Elan
Electrafina
Fujisaua Pharmaceutical
GKN
Hon Hai Precision Industry
Kawasaki Steel
Koor Industries
Korea Telecom
Loblaw
Manila Electric
Metropolis Transactive Holdings
NEC
Nippon Telegraph and Telephone
Preussag
Seat Pagine Gialle
Swissscom
Taiwan Semiconductor Manufacturing
United Pan-Europe Communications
Valeo
Vodafone
Volvo
Stocks eliminated from the portfolio since November 30, 1998
ADVANTEST
Alan Aluminium
Bayer
Centrais Geradoras do Sul do Brasil - GERASUL
Credicorp
English China Clays
Hachette Filipacchi Medias
Hong Kong Telecommunications
Imperial Oil
Inco
Kerry Group
Kerry Properties
Mazada Motor
Nippon Yusen
Olivetti
Panafon Hellenic Telecommunications
Raisio Group
Royal Bank of Scotland
San Miguel
Sasani
Seven Network
Siemens
SOFTBANK
Suez Lyonnaise des Eaux
Teck
Thames Water
TV Azteca
United Utilities
Valment
WMC


American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - May 31, 1999 (Unaudited)

Equity Securities                         88.25%
Cash & Equivalents                        11.75%


Largest Individual Equity Securities

Bristol-Myers Squibb                      1.57%
Household International                   1.41
Wells Fargo                               1.27
Monsanto                                  1.25
Oracle                                    1.20
Allied Waste Industries                   1.17
Viacom                                    1.17
GTE                                       1.11
Texas Instruments                         1.11
Computer Associates International         1.09


American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - May 31, 1999 (Unaudited)

                                                                                 Market Percent
                                                                      Number o    Value Of Net
Equity securities (common and preferred stocks)                        Shares      (000)Assets
--------------------------------------------                          -------- -------- --------

Data Processing & Reproduction  -  8.44%
Oracle Corp. (1)                                                      3,825,00   $94,908  1.20%
Computer Associates International, Inc.                               1,825,00    86,345   1.09
Storage Technology Corp. (1)                                          3,900,00    77,513    .98
Xerox Corp.                                                           1,371,80    77,078    .98
Microsoft Corp. (1)                                                    850,000    68,584    .87
Lexmark International Group, Inc., Class A (1)                         340,000    46,282    .59
Adobe Systems Inc.                                                     600,000    44,475    .56
3Com Corp. (1)                                                        1,500,00    40,969    .52
International Business Machines Corp.                                  240,000    27,915    .35
Cisco Systems, Inc. (1)                                                200,000    21,800    .28
Silicon Graphics, Inc.(1)                                             1,724,30    21,338    .27
Compaq Computer Corp.                                                  900,000    21,319    .27
Autodesk, Inc.                                                         700,000    19,337    .25
Gateway 2000, Inc. (1)                                                 300,000    18,244    .23
Health & Personal Care  -  6.80%
Bristol-Myers Squibb Co.                                              1,800,00   123,525   1.57
Guidant Corp.                                                         1,200,00    60,000    .76
Kimberly-Clark Corp.                                                   977,700    57,379    .73
AstraZeneca PLC (formerly Astra AB) (ADR) (United Kingdom)            1,311,70    51,648    .65
Warner-Lambert Co.                                                     650,000    40,300    .51
Avon Products, Inc.                                                    800,000    39,550    .50
Pfizer Inc                                                             340,000    36,380    .46
Glaxo Wellcome PLC (ADR) (United Kingdom)                              600,000    33,750    .43
Merck & Co., Inc.                                                      500,000    33,750    .43
Schering-Plough Corp.                                                  660,000    29,741    .38
Eli Lilly and Co.                                                      225,000    16,074    .20
McKesson Corp.                                                         300,000    10,219    .13
Johnson & Johnson                                                       43,500     4,029    .05
Business & Public Services  -  6.48%
Allied Waste Industries, Inc. (1)                                     4,973,90    92,639   1.17
Browning-Ferris Industries, Inc.                                      1,956,10    81,178   1.03
Electronic Data Systems Corp.                                         1,149,50    64,659    .82
Cendant Corp. (1)                                                     3,300,00    60,844    .77
IKON Office Solutions, Inc.                                           4,050,00    56,447    .71
Waste Management, Inc.                                                 725,000    38,334    .49
Pitney Bowes Inc.                                                      532,200    33,928    .43
Hertz Corp., Class A                                                   595,000    32,688    .41
United HealthCare Corp.                                                400,000    23,300    .30
Alexander & Baldwin, Inc.                                             1,020,00    23,077    .29
Manpower Inc.                                                          200,000     4,600    .06
Banking  -  5.75%
Wells Fargo & Co.                                                     2,497,00    99,880   1.27
Bank of America Corp.(formerly BankAmerica Corp)                      1,100,00    71,156    .90
First Union Corp.                                                     1,540,20    70,946    .90
Washington Mutual Savings Bank                                        1,200,00    45,825    .58
Chase Manhattan Corp.                                                  400,000    29,000    .37
Bank of New York Co., Inc.                                             800,000    28,600    .36
KeyCorp                                                                800,000    27,800    .35
J.P. Morgan & Co. Inc.                                                 150,000    20,897    .27
SunTrust Banks, Inc.                                                   280,000    18,900    .24
Huntington Bancshares Inc.                                             459,679    15,916    .20
BANK ONE CORP.                                                         183,012    10,352    .13
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)                           600,000     8,100    .10
Sakura Bank, Ltd. (ADR) (Japan)                                        200,000     6,600    .08
Energy Sources  -  5.63%
Ultramar Diamond Shamrock Corp.                                       3,026,40    66,581    .84
Atlantic Richfield Co.                                                 750,000    62,765    .80
Valero Energy Corp. (2)                                               2,809,00    56,355    .71
Phillips Petroleum Co.                                                 950,000    49,816    .63
Kerr-McGee Corp.                                                       911,250    42,373    .54
Texaco Inc.                                                            626,900    41,062    .52
Noble Affiliates, Inc.                                                1,510,00    40,015    .51
Conoco Inc., Class A                                                  1,374,00    37,270    .47
Murphy Oil Corp.                                                       463,200    22,726    .29
Ashland Inc.                                                           250,000    10,187    .13
Pioneer Natural Resources Co.                                          741,400     8,063    .10
BP Amoco PLC (formerly Amoco Corp.) (ADR) (United Kingdom)              66,166     7,088    .09
Merchandising  -  5.54%
J.C. Penney Co., Inc.                                                 1,650,00    85,284   1.08
Circuit City Stores, Inc. - Circuit City Group                        1,175,00    84,380   1.07
Albertson's, Inc.                                                     1,068,70    57,176    .72
American Stores Co.                                                   1,400,00    46,200    .59
Limited Inc.                                                           900,000    43,988    .56
AutoZone, Inc. (1)                                                    1,300,00    37,619    .48
Dollar General Corp.                                                  1,250,00    33,203    .42
Federated Department Stores, Inc. (1)                                  550,000    29,975    .38
Lowe's Companies, Inc.                                                 250,000    12,984    .16
Circuit City Stores, Inc. - CarMax Group (1)                          1,300,00     6,256    .08
Broadcasting & Publishing  -  5.43%
Viacom Inc., Class B (1)                                              2,400,00    92,400   1.17
News Corp. Ltd. (ADR) (Australia)                                     1,100,00    36,506
News Corp. Ltd., preferred (ADR)                                       900,000    27,394    .81
AT&T Corp. - Liberty Media Group, Class A (formerly
 Tele-Communications, Inc., Liberty Media Group) (1)                   908,700    60,372    .77
Time Warner Inc.                                                       850,000    57,853    .73
Harte-Hanks Communications, Inc.                                      1,845,60    41,987    .53
Media General, Inc., Class A                                           636,100    32,839    .42
Gannett Co., Inc.                                                      385,400    27,845    .35
Knight-Ridder, Inc.                                                    400,000    21,075    .27
Fox Entertainment Group, Inc., Class A (1)                             700,000    17,850    .23
E.W. Scripps Co., Class A                                              226,000    10,650    .13
Comcast Corp., Class A, special stock                                   50,000     1,925    .02
Chemicals  -  4.86%
Monsanto Co.                                                          2,375,00    98,563   1.25
Millennium Chemicals Inc.                                             2,741,60    68,369    .87
Mallinckrodt Inc.                                                     1,800,00    62,325    .79
International Flavors & Fragrances Inc.                               1,100,00    45,237    .57
Praxair, Inc.                                                          800,000    39,050    .49
PPG Industries, Inc.                                                   450,000    27,309    .35
E.I. du Pont de Nemours and Co.                                        400,000    26,175    .33
Witco Corp.                                                            500,000     8,750    .11
Air Products and Chemicals, Inc.                                       200,000     8,200    .10
Telecommunications  -  3.43%
GTE Corp.                                                             1,390,70    87,701   1.11
U S WEST Communications, Inc.                                         1,155,00    62,442    .79
AT&T Corp.                                                             600,000    33,300    .42
Ameritech Corp.                                                        400,000    26,325    .34
MCI WorldCom, Inc. (1)                                                 295,365    25,512    .32
AirTouch Communications (1)                                            250,000    25,125    .32
SBC Communications Inc.                                                200,000    10,225    .13
Forest Products & Paper  -  3.28%
Bowater Inc.                                                          1,495,00    76,993    .98
Fort James Corp.                                                      1,669,49    61,145    .77
Weyerhaeuser Co.                                                       700,000    43,444    .55
International Paper Co.                                                700,000    35,000    .44
Sonoco Products Co.                                                    800,000    20,000    .25
Georgia-Pacific Corp., Georgia-Pacific Group                           150,000    12,966
Georgia-Pacific Corp., Timber Group                                    150,000     4,022    .22
Westvaco Corp.                                                         187,500     5,355    .07
Utilities: Electric & Gas  -  2.90%
Ameren Corp.                                                          1,145,40    46,890    .59
GPU, Inc.                                                              850,000    37,028    .47
Williams Companies, Inc.                                               622,000    32,227    .41
TECO Energy, Inc.                                                     1,300,00    30,144    .38
DPL Inc.                                                              1,600,00    28,900    .37
Duke Energy Corp.                                                      350,000    21,110    .27
Consolidated Natural Gas Co.                                           350,000    20,803    .26
American Electric Power Co., Inc.                                      275,000    11,928    .15
Machinery & Engineering  -  2.25%
Millipore Corp.                                                       1,600,00    53,400    .68
Ingersoll-Rand Co.                                                     525,000    33,436    .42
Deere & Co.                                                            850,000    32,353    .41
New Holland NV (Netherlands)                                          1,700,00    25,394    .32
Caterpillar Inc.                                                       350,000    19,206    .24
Pall Corp.                                                             700,000    14,044    .18
Electronic Components  -  2.25%
Texas Instruments Inc.                                                 800,000    87,500   1.11
Corning Inc.                                                           679,500    37,118    .47
Intel Corp.                                                            530,000    28,653    .36
SCI Systems, Inc. (1)                                                  400,000    16,600    .21
Quantum Corp. (1)                                                      400,000     7,925    .10
Financial Services  -  2.19%
Household International, Inc.                                         2,563,32   111,184   1.41
Capital One Financial Corp.                                            220,000    33,151    .42
FINOVA Group Inc.                                                      360,000    17,213    .22
Associates First Capital Corp., Class A                                277,464    11,376    .14
Beverages & Tobacco  -  2.10%
RJR Nabisco Holdings Corp.                                            2,200,00    68,063    .86
Philip Morris Companies Inc.                                          1,305,00    50,324    .64
PepsiCo, Inc.                                                          820,000    29,366    .37
UST Inc.                                                               600,000    18,300    .23
Insurance  -  1.81%
Allstate Corp.                                                        1,100,00    40,081    .51
Aetna Inc.                                                             375,000    34,055    .43
MGIC Investment Corp.                                                  500,000    24,063    .30
American General Corp.                                                 320,000    23,120    .29
Royal & Sun Alliance Insurance Group PLC (United Kingdom)             2,000,00    16,184    .21
St. Paul Companies, Inc.                                               155,000     5,512    .07
Food & Household Products  -  1.71%
Sara Lee Corp.                                                        2,475,60    59,414    .75
General Mills, Inc.                                                    525,000    42,197    .54
Colgate-Palmolive Co.                                                  250,000    24,969    .32
Bestfoods                                                              161,400     8,070    .10
Industrial Components  -  1.43%
Eaton Corp.                                                            520,000    45,337    .57
Federal-Mogul Corp.                                                    856,600    39,511    .50
Dana Corp.                                                             231,800    11,967    .15
Tower Automotive, Inc. (1)                                             400,000     9,150    .12
Genuine Parts Co.                                                      200,000     6,737    .09
Electrical & Electronics  -  1.40%
York International Corp.                                              1,902,90    80,278   1.02
Nokia Corp., Class A (ADR) (Finland)                                   230,000    16,330    .21
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)                500,000    13,469    .17
Electronic Instruments  -  1.31%
Applied Materials, Inc. (1)                                           1,000,00    55,000    .70
PE Corp.-PE Biosystems Group (formerly Perkin-Elmer Corp.)             300,000    33,506    .42
L-3 Communications Corp. (1)                                           300,000    14,775    .19
Aerospace & Military Technology  -  1.30%
Sundstrand Corp.                                                       400,000    27,675    .35
Raytheon Co., Class B                                                  250,000    17,016
Raytheon Co., Class A                                                  151,848    10,088    .34
United Technologies Corp.                                              400,000    24,825    .32
Boeing Co.                                                             550,000    23,238    .29
Energy Equipment  -  1.29%
Schlumberger Ltd. (Netherlands Antilles)                              1,225,40    73,754    .94
Baker Hughes Inc.                                                      892,090    27,766    .35
Multi-Industry  -  1.19%
FMC Corp. (1)                                                          550,000    36,403    .46
AlliedSignal Inc.                                                      400,000    23,225    .29
Textron Inc.                                                           200,000    17,813    .23
Loews Corp.                                                            200,000    16,262    .21
Textiles & Apparel  -  1.07%
NIKE, Inc., Class B                                                   1,040,00    63,375    .80
VF Corp.                                                               460,000    21,160    .27
Leisure & Tourism  -  0.86%
Seagram Co. Ltd. (Canada)                                             1,300,00    67,519    .86
Real Estate  -  0.71%
Equity Residential Properties Trust                                    600,000    28,763    .37
Boston Properties, Inc.                                                750,000    26,953    .34
Recreation & Other Consumer Products  -  0.62%
Pennzoil-Quaker State Co.                                             3,554,60    49,320    .62
Metals: Nonferrous  -  0.35%
Alcoa Inc. (formerly Aluminum Co. of America)                          500,000    27,500    .35
Metals: Steel  -  0.31%
Allegheny Teledyne Inc.                                               1,200,00    24,525    .31
Miscellaneous Materials & Commodities  -  0.28%
Crown Cork & Seal Co., Inc.                                            700,000    21,962    .28
Transportation: Rail & Road  -  0.22%
Norfolk Southern Corp.                                                 540,000    17,685    .22
Automobiles  -  0.14%
Nissan Motor Co., Ltd. (Japan)                                        2,500,00    10,957    .14
Miscellaneous  -  4.92%
Other equity securities in initial period of acquisition                         388,629   4.92
                                                                              -----------------
TOTAL EQUITY SECURITIES  ( cost: $5,352,065,000)                               6,965,487  88.25
                                                                              -----------------



                                                                      Principa   Market Percent
                                                                       Amount     Value Of Net
Short-Term Securities                                                              (000)Assets
                                                                      -------- -------- --------
Corporate Short-Term Notes  -  10.25%

Walt Disney Co. 4.75%-4.84% due 6/7-10/8/1999                           74,332    73,773    .94
International Business Machines Corp. 4.80% due 6/18-7/29/1999          68,200    67,759    .86
American Home Products Corp. 4.78%-4.85% due 7/27-9/3/1999 (3)          64,100    63,377    .80
Associates First Capital Corp. 4.83%-4.84% due 6/1-7/23/1999            45,100    44,918    .57
Motorola, Inc. 4.79% due 7/1-7/2/1999                                   45,100    44,913    .57
Lucent Technologies Inc. 4.78%-4.81% due 6/11-7/8/1999                  44,500    44,345    .56
Archer Daniels Midland Co. 4.84%-4.85% due 8/20-8/24/1999               44,300    43,781    .56
Eastman Kodak Co. 4.82%-4.84% due 6/7-9/28/1999                         40,800    40,512    .51
A.I. Credit Corp. 4.77%-4.78% due 6/9-6/16/1999                         40,200    40,137    .51
Xerox Corp. 4.77%-4.79% due 6/18-7/13/1999                              38,700    38,526    .49
Commercial Credit Co. 4.79%-4.80% due 6/11-6/17/1999                    34,200    34,133    .43
U S WEST Communications, Inc. 4.81% due 6/8/1999                        33,400    33,364    .42
Coca-Cola Co. 4.76%-4.77% due 6/8-8/2/1999                              32,650    32,409    .41
Gannett Co., Inc. 4.77%-4.83% due 6/9-6/11/1999 (3)                     31,150    31,110    .39
Fortune Brands Inc. 4.78%-4.83% due 6/3-7/26/1999 (3)                   30,500    30,355    .39
National Rural Utilities Cooperative Finance Corp. 4.76%-4.78%
 due 6/21-7/12/1999                                                     26,500    26,395    .33
SBC Communications Inc. 4.77%-4.81% due 6/3-8/12/1999 (3)               26,100    25,941    .33
International Lease Finance Corp. 4.78%-4.82% due 7/28-8/13/1999        25,713    25,493    .32
General Electric Capital Corp. 4.78% due 6/2/1999                       24,400    24,394    .31
H.J. Heinz Co. 4.82% due 7/27/1999                                      23,900    23,717    .30
Chevron Corp. 4.78% due 6/8/1999                                        20,000    19,979    .25

Federal Agency Discount Notes  -  1.41%
Fannie Mae 4.77%-4.81% due 6/3-8/20/1999                                59,943    59,570    .75
Freddie Mac 4.70%-4.81% due 7/14-8/9/1999                               52,500    52,105    .66
                                                                              -----------------
TOTAL SHORT-TERM SECURITIES (cost: $921,148,000)                                 921,006  11.66
                                                                              -----------------
TOTAL INVESTMENT SECURITIES (cost: $6,273,213,000)                             7,886,493  99.91
Excess of cash and receivables over payables                                       6,812    .09
                                                                              -----------------
NET ASSETS                                                                    $7,893,305100.00%
                                                                              ==================


(1)Non-income-producing security.

(2)The fund owns 5.00% of the outstanding voting securities of Valero Energy Corp., which represents an investment in an affiliate as defined in the Investment Company Act of 1940.

(3)Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - May 31, 1999 (Unaudited)


Equity securities appearing in the portfolio since November 30, 1998

Allied Waste Industries
American Electric Power
Autodesk
Consolidated Natural Gas
Dollar General
Eli Lilly
Knight Ridder
L-3 Communications
Lexmark International Group
Manpower
McKesson
Millipore
Nissan Motor
Sara Lee
Storage Technology
Telefonaktiebolaget LM Ericsson
United HealthCare


Equity securities eliminated from the portfolio since November 30, 1998

AMP
Anheuser-Busch Companies
Avery Dennison
Chesapeake Energy
Dow Chemical
General Re
Greenfield Capital Trust
Gulfstream Aerospace
Hewlett-Packard
Houston Industries
Louisiana-Pacific
Marshall & Ilsley
Micron Technology
Morton International
Northern Telecom
Oryx Energy
Pennzoil
Parker Hannifin
Potash Corp. of Saskatchewan
Siemens
Telefonica
Transamerica
TRW
Union Camp
Venator Group
Walt Disney


American Variable Insurance Series Asset Allocation Fund
Investment Portfolio, May 31, 1999
                                                               Percent
                                                                of Net
                                                                Assets

Equity Securities                                                62.48%
U.S. Government Bonds                                                    15.74
Corporate Bonds                                                          14.64
Non-U.S. Government Bonds                                                  0.14
Cash & Equivalents                                                         7.00




LARGEST INDIVIDUAL EQUITY SECURITIES
Raytheon                                                                   2.44
Bank of America                                                            2.14
Household International                                                    1.86
J.C. Penny                                                                 1.86
CenturyTel                                                                 1.77
Computer Assosicates International                                         1.76
Citigroup                                                                  1.71
Carnival                                                                   1.64
Limited                                                                    1.54
AstraZeneca                                                                1.49


                                                             Number of  Market Percent
                                                                Shares   Value  Of Net
STOCKS (common and preferred)                                             (000) Assets
--------------------------------------------                  -------- ----------------
BANKING - 6.02%
Bank of America Corp. (formerly BankAmerica Corp.)              576,320  37,281    2.14
Citigroup Inc.                                                  450,000  29,813    1.71
Washington Mutual Savings Bank                                  400,000  15,275     .88
KeyCorp                                                         250,000   8,687     .50
Tokai Preferred Capital Co. LLC, Series A, 9.98%                  5,000   4,611     .26
 noncumulative preferred  (Japan) (1)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative              2,500   2,386     .14
 preferred (1)
First Republic Capital Corp., Series A,  10.50% (1) (2)           2,250   2,250     .13
Fuji JGB Investment LLC, Series A, 9.87%                          2,500   2,200     .12
 noncumulative preferred (Japan) (1)
NB Capital Corp. 8.35% exchangeable depositary                   60,000   1,586     .09
IBJ Preferred Capital Co. LLC, Series A, 8.79%                    1,000     850     .05
 noncumulative preferred (1)
ENERGY SOURCES - 5.71%
Royal Dutch Petroleum Co., New York registered (Netherlands)    360,000  20,362    1.17
Kerr-McGee Corp.                                                384,500  17,879    1.02
Atlantic Richfield Co.                                          200,000  16,738     .96
Chevron Corp.                                                   150,000  13,903     .80
Murphy Oil Corp.                                                235,000  11,530     .66
Phillips Petroleum Co.                                          200,000  10,488     .60
Ultramar Diamond Shamrock Corp.                                 400,000   8,800     .50
HEALTH & PERSONAL CARE - 5.60%
AstraZeneca PLC (formerly Zeneca Group PLC)                     660,000  25,988    1.49
 (ADR) (United Kingdom)
Pfizer Inc                                                      200,000  21,400    1.23
SmithKline Beecham PLC (ADR) (United Kingdom)                   300,000  19,687    1.13
Warner-Lambert Co.                                              200,000  12,400     .71
Gillette Co.                                                    216,960  11,065     .63
Eli Lilly and Co.                                               100,000   7,144     .41
AEROSPACE & MILITARY TECHNOLOGY - 5.07%
Raytheon Co., Class B                                           470,000  31,989
Raytheon Co., Class A                                           161,037  10,699    2.44
United Technologies Corp.                                       380,200  23,596    1.35
Sundstrand Corp.                                                200,000  13,837     .79
Boeing Co.                                                      200,000   8,450     .49
DATA PROCESSING & REPRODUCTION- 4.18%
Computer Associates International, Inc.                         650,000  30,753    1.76
Hewlett-Packard Co.                                             250,000  23,578    1.35
International Business Machines Corp.                           160,000  18,610    1.07
MERCHANDISING - 3.80%
J.C. Penney Co., Inc.                                           628,000  32,460    1.86
Limited Inc.                                                    550,000  26,881    1.54
Walgreen Co.                                                    300,000   6,975     .40
CHEMICALS - 3.38%
Monsanto Co.                                                    365,600  15,172     .87
Millennium Chemicals Inc.                                       600,000  14,963     .86
E.I. du Pont de Nemours and Co.                                 200,000  13,088     .75
PPG Industries, Inc.                                            200,000  12,137     .69
Air Products and Chemicals, Inc.                                 89,600   3,674     .21
ELECTRICAL & ELECTRONICS - 2.66%
York International Corp.                                        450,000  18,984    1.09
Nokia Corp., Class A (ADR) (Finland)                            250,000  17,750    1.02
Emerson Electric Co.                                            150,000   9,581     .55
BUSINESS & PUBLIC SERVICES - 2.22%
Rentokil Initial PLC (ADR) (United Kingdom)                     500,000  20,250    1.16
Pitney Bowes Inc.                                               275,000  17,531    1.00
EarthWatch Inc. 7.00%, Series B, convertible                    285,714   1,000     .06
 preferred (2)(3)(4)
TELECOMMUNICATIONS - 2.22%
CenturyTel, Inc. (formerly Century Telephone                    804,375  30,818    1.77
 Enterprises, Inc.)
COLT Telecom Group PLC, warrants, expire 2006                     3,750   2,355     .13
 (United Kingdom) (1) (2)
Crown Castle International Corp. 12.75%                           2,063   2,188     .13
 exchangeable preferred (1) (2) (3)
Nextel Communications, Inc., Series D, 13.00%                     1,557   1,667     .10
 exchangeable preferred (2) (3)
McCaw International, Ltd., (owned by Nextel                       2,000       5
  Communications, Inc.), warrants, expire 2007 (1) (2)
Omnipoint Corp. 7.00% convertible preferred (1)                  40,000   1,400     .08
Esat Telecom Group PLC, warrants, expire 2007                     3,500     243     .01
 (Ireland) (1) (2) (4)
Loral Space & Communications Ltd., warrants,                      1,250      13     .00
 exprie 2007 (Bermuda) (2)
Conecel Holdings Ltd., Class B, warrants,                        77,700       8     .00
 expire 2000 (Ecuador) (1) (2) (4)
Iridium LLC, warrants, expire 2005 (1)(2)                         1,500       2     .00
AUTOMOBILES - 2.10%
General Motors Corp.                                            300,000  20,700    1.19
Volvo AB, Class B (Sweden)                                      625,000  15,823     .91
INSURANCE - 1.89%
CIGNA Corp.                                                     150,000  13,987     .80
American General Corp.                                          176,700  12,767     .73
Aon Corp.                                                       145,300   6,248     .36
FINANCIAL SERVICES - 1.86%
Household International, Inc.                                   750,000  32,531    1.86
BEVERAGES & TOBACCO - 1.77%
PepsiCo, Inc.                                                   520,000  18,622    1.07
UST Corp.                                                       400,000  12,200     .70
LEISURE & TOURISM - 1.64%
Carnival Corp.                                                  700,000  28,700    1.64
Discovery Zone, Inc.(2) (4)                                       2,940      15
Discovery Zone, Inc., warrants, expire 2007 (2) (4)                 326             .00
MACHINERY & ENGINEERING - 1.41%
Millipore Corp.                                                 450,000  15,019     .86
Deere & Co.                                                     250,000   9,516     .55
FOREST PRODUCTS & PAPER - 1.36%
Weyerhaeuser Co.                                                200,000  12,413     .71
Sonoco Products Co.                                             450,000  11,250     .65
INDUSTRIAL COMPONENTS - 1.32%
Dana Corp.                                                      250,000  12,906     .74
Genuine Parts Co.                                               300,000  10,106     .58
MULTI INDUSTRY - 1.16%
Textron Inc.                                                    120,000  10,687     .61
Dover Corp.                                                     200,000   7,537     .43
Swire Pacific Capital Ltd. 8.84% cumulative
 guaranteed perpetual capital securities (Hong Kong) (1)        100,000   2,075     .12
FOOD & HOUSEHOLD PRODUCTS - 0.92%
General Mills, Inc.                                             200,000  16,075     .92
BROADCASTING & PUBLISHING - 0.91%
New York Times Co., Class A                                     400,000  13,650     .78
Adelphia Communications Corp., Series B, 13.00%                  20,000   2,323     .13
 exchangeable preferred (2)
ENERGY EQUIPMENT - 0.86%
Schlumberger Ltd. (Netherlands Antilles)                        250,000  15,047     .86
ELECTRONIC COMPONENTS - 0.78%
Corning Inc.                                                    250,000  13,656     .78
UTILITIES: ELECTRIC & GAS - 0.44%
Central and South West Corp.                                    300,000   7,725     .44
METALS: STEEL - 0.35%
Allegheny Teledyne Inc.                                         300,000   6,131     .35
REAL ESTATE - 0.07%
CarrAmerica Realty Corp., Series B, 8.57%                        50,000   1,178     .07
 redeemable preferred
RECREATION & OTHER CONSUMER PRODUCTS - 0.00%
V2 Music Holdings, warrants, expire 2008                          1,250    ---      .00
 (United Kingdom) (1) (2)

                                                                       ------------------
TOTAL STOCKS (cost: $758,633,000)                                      1,041,86   59.70
                                                                       ------------------

                                                             Principal  Market Percent
                                                                Amount   Value  Of Net
Convertible Debentures                                           (000)    (000) Assets
--------------------------------------------                  -------- ----------------

INDUSTRIALS & SERVICES - 0.67%
Bell Atlantic Financial Services, Inc.,                           4,000   4,125
  4.25% senior exchangeable notes, 2005 (1)
Bell Atlantic Financial Services, Inc. 5.75%, 2003 (1)            3,500   3,596     .44
Sunglass Hut International, Inc. 5.25% 2003                       3,375   2,852     .16
Advanced Micro Devices, Inc. 6.00% convertible                    1,500   1,200     .07
 subordinated notes 2005

                                                                       ------------------
TOTAL CONVERTIBLE DEBENTURES (cost $12,020,000)                          11,773     .67
                                                                       ------------------
MISCELLANEOUS - 2.11%
Other equity securities in initial period of acquisition                  36,81    2.11
                                                                       ------------------
TOTAL EQUITY SECURITIES (cost $770,653,000)                            1,090,45   62.48
                                                                       ------------------





Bonds & Notes
--------------------------------------------


FINANCIAL SERVICES - 2.12%
Capital One Bank:
 7.35% 2000                                                       5,000   5,056
 6.375% 2003                                                      2,500   2,463     .43
AT&T Capital Corp.:
 6.60% 2005                                                       2,000   1,942
 6.875% 2001                                                      1,500   1,504     .20
GS Escrow Corp. 7.125% 2005                                       3,000   2,897     .17
Capital One Financial Corp.  7.125% 2008                          3,000   2,846     .16
Ocwen Financial Corp. 11.875% 2003                                2,850   2,736     .16
Pan Pacific Industrial Investments PLC 0% 2007 (1)                6,000   2,690     .15
BHP Finance 6.75% 2013                                            2,680   2,508     .14
Providian National Bank 6.65% 2004                                2,500   2,458     .14
MBNA America Bank, NA 6.75% 2008                                  2,500   2,400     .14
Household Finance Corp. 6.40% 2008                                2,250   2,173     .13
PDVSA Finance Ltd. 7.40% 2016                                     2,250   1,749     .10
Wharf International Finance Ltd. 7.625% 2007                      1,750   1,556     .09
Capital One Capital I 6.545% 2027 (1) (5)                         1,250   1,092     .06
Ford Motor Credit Co. 5.80% 2009                                  1,000     928     .05
DIVERSIFIED MEDIA, CABLE TELEVISION &
 TELECOMMUNICATIONS - 2.01%
Time Warner Inc.:
 9.125% 2013                                                      4,000   4,691
 7.25% 2017                                                       1,500   1,495     .35
Cable & Wireless Communications PLC:
 6.625% 2005                                                      3,300   3,252
 6.75% 2008                                                       2,000   1,949     .30
Fox/Liberty Networks, LLC 0%/9.75% 2007 (6)                       4,000   3,210     .18
Comcast Cable Communications, Inc. 8.875% 2017                    2,500   2,881     .17
TCI Communications, Inc. 8.75% 2015                               2,000   2,328     .13
Telemundo Holdings, Inc. 0%11.50% 2008 (6)                        4,000   2,160     .12
Telesystem International Wireless Inc. 0%/13.25% 2007 (6)         3,700   2,035     .12
Hearst-Argyle Television, Inc. 7.50% 2027                         2,000   1,969     .11
Sprint Capital Corp. 6.875% 2028                                  2,000   1,874     .11
CEI Citicorp Holdings SA 11.25% 2007 (1)                          2,500   1,689     .10
U S WEST Capital Funding, Inc. 6.50% 2018                         1,800   1,644     .09
Cox Communications, Inc. 6.40% 2008                               1,500   1,446     .08
CSC Holdings, Inc. 8.125% 2009                                    1,250   1,294     .07
Conecel Holdings Ltd.:
 14.0% 2002                                                       1,000     320
 Series A, 14.00% 2000 (1) (4)                                    3,000     300     .04
V2 Music Holdings, units, 0%/14.00% 2008 (1) (6)                  1,250     400     .02
Iridium LLC, Series A, 13.00% 2005                                1,500     289     .02
BANKING & THRIFTS - 1.66%
National Westminster Bank PLC:
 7.75% 2049                                                       3,200   3,245
 9.45% 2001                                                       1,000   1,061     .25
Imperial Capital Trust I, Series B, 9.98% 2026                    2,950   2,918     .17
MBNA Corp.:
 Capital A, Series A, 8.278% 2026                                 2,010   1,885
 Capital B, Series B, 5.795% 2027 (5)                             1,000     858     .16
BANK ONE CORP. 5.625% 2004                                        2,500   2,405     .14
Chase Capital II, Series B, 5.495% 2027 (5)                       2,500   2,364     .13
Bankers Trust Corp. 6.70% 2007                                    2,080   2,032     .12
Chevy Chase Bank, FSB 9.25% 2008                                  2,000   2,030     .11
Advanta Capital Trust I 8.99% 2026                                3,000   2,010     .11
Banque Nationale de Paris 5.625% 2049                             2,000   1,922     .11
Fleet Capital Trust 6.000% 2028 (5)                               1,500   1,507     .09
Bank of America Corp. 5.875% 2009                                 1,500   1,405     .08
Chase Capital II  7.67% 2026                                      1,000     987     .06
Abbey National PLC 6.70% 2049                                     1,000     963     .05
Komercni Banka AS 9.00%/10.75% 2008 (1) (6)                       1,000     828     .05
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                        510     478     .03
TRANSPORTATION - 1.19%
Continental Airlines, Inc.:
 Series 1996-2C, 10.22% 2014 (7)                                  2,092   2,289
 Series 1997-4A, 6.90% 2018                                       1,500   1,491
 Series 1998-3C, 7.25% 2005                                       1,500   1,466     .30
United Air Lines, Inc.:
 Series 1996-A2, 7.87% 2019 (5)                                   2,500   2,429
 Series 1995-A1, 9.02% 2012 (7)                                   1,356   1,459
 9.00% 2003                                                         500     536     .25
Delta Air Lines, Inc. pass-through trust:
 Series 1993-A2, 10.50% 2016 (7)                                  2,000   2,477
 Series 1992-A2, 9.20% 2014 (7)                                   1,000   1,140     .21
Airplanes Pass Through Trust, Class 1-C, 8.15%  2019 (7)          2,932   2,929     .17
Jet Equipment Trust, Series 1995-B, 7.83% 2015 (1) (7)            2,271   2,300     .13
USAir, Inc., Series 1996-B, 7.50% 2009 (7)                        2,298   2,249     .13
ENERGY & RELATED COMPANIES - 1.09%
Oryx Energy Co.:
 9.50% 1999                                                       3,000   3,037
 8.375% 2004                                                      2,500   2,626
 10.00% 1999                                                      1,000   1,001     .38
Union Pacific Resources Group, Inc. 7.30% 2009                    3,100   3,025     .17
USX Corp. 9.125% 2013                                             2,500   2,833     .16
OXYMAR 7.50% 2016 (1)                                             2,500   2,104     .12
Norcen Energy Resources Ltd. 7.375% 2006                          2,000   1,969     .11
Conoco Inc. 6.35% 2009                                            1,600   1,553     .09
Cross Timbers Oil Co. 8.75% 2009                                  1,000     955     .06
CELLULAR, PAGING & WIRELESS COMMUNICATION - 1.01%
Nextel Communications, Inc.:
 0%/9.95% 2008 (6)                                                4,500   2,993
 0%/9.75% 2007 (6)                                                2,000   1,360
 0%/10.65% 2007 (6)                                               1,500   1,050
McCaw International, Ltd., (owned by Nextel                       6,000   3,660     .52
 Communications, Inc.), 0%/13.00% 2007 (6)
Clearnet Communications Inc.:
 0%/11.75% 2007 (6)                                               5,250   2,387
 0%/10.40% 2008 (6)                                               4,000   1,574
 0%/10.125% 2009 (6)                                              1,250     656     .27
Esat Telecom Group PLC 0%/12.50% 2007 (6)                         3,500   2,503     .14
Omnipoint Corp. 11.625% 2006                                      1,500   1,380     .08
COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) (7) - 0.69%
DLJ Mortgage Acceptance Corp., Series 1996-CF2,                   3,000   3,099     .18
 Class A1, 7.29% 2021 (1)
Morgan Stanley Capital I, Inc., Series 1998-HF2,                  3,000   2,943     .17
 Class A-2, 6.48% 2030
GS Mortgage Securities Corp. II, Series 1998-C1,                  2,500   2,374     .13
 Class D, 7.24% 2030
L.A. Arena Funding, LLC  7.66% 2026 (1)                           2,000   1,912     .11
GMAC Commercial Mortgage Securities, Inc.,                        1,726   1,736     .10
  Series 1997-C1, Class A-1, 6.83% 2003
MERCHANDISING - 0.61%
J.C. PENNEY Co., Inc.:
 8.25% 2022                                                       3,150   3,181
 7.95% 2017                                                       2,000   2,064
 7.60% 2007                                                       2,000   2,044     .42
Dayton Hudson Corp. 8.50% 2022                                    2,500   2,703     .15
Venator Group, Inc., Series A, 7.00% 2002                           750     647     .04
ASSET-BACKED OBLIGATIONS (7) - 0.53%
Sears Credit Account Master Trust II, Series 1998-2,              3,250   3,112     .18
 Class A, 5.25% 2008
Hitachi, Ltd. Series 1999-1, Class A, 8.13% 2004                  2,500   2,521     .14
First Consumer Master Trust, Series 1999-A, Class A,              2,250   2,166     .12
 5.80% 2005
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                   1,500   1,504     .09
 Class A-6, 6.95% 2015
REAL ESTATE - 0.53%
SocGen Real Estate Co. LLC, Series A, 7.64%/8.40%                 5,700   5,469     .31
 preferred (6)
Irvine Co., Series A,  7.46% 2006 (1) (4)                         1,500   1,434     .08
Irvine Apartment Communities, LP 7.00% 2007                       1,500   1,374     .08
EOP Operating LP 7.25% 2018                                       1,000     935     .06
UTILITIES: ELECTRIC & GAS - 0.49%
Israel Electric Corp. Ltd.:
 7.25% 2006 (1)                                                   2,500   2,411
 7.70% 2018 (1)                                                   1,750   1,621
 7.75% 2027 (1)                                                   1,500   1,360     .31
Commonwealth Edison Co., Series 75, 9.875% 2020                   1,500   1,725     .10
Energen Corp., Series B, 7.125% 2028                              1,500   1,393     .08
FOREST PRODUCTS & PAPER - 0.48%
Fort James Corp. 6.625% 2004                                      2,500   2,493     .14
Container Corp. of America 9.75% 2003                             2,000   2,070     .12
Scotia Pacific Co. LLC, Class A-2, 7.11% 2028                     2,000   1,643     .09
Pacifica Papers Inc. 10.00% 2009                                  1,500   1,545     .09
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                     1,000     630     .04
BROADCASTING & PUBLISHING - 0.35%
Charter Communications Holdings, LLC 0%/9.92% 2011 (1) (6)        3,250   1,999     .12
Ziff-Davis Inc. 8.50% 2008                                        1,500   1,448     .08
RBS Participacoes SA 11.00% 2007 (1)                              2,000   1,325     .08
News America Holdings Inc. 7.43% 2026                             1,250   1,270     .07
FOOD & HOUSEHOLD PRODUCTS - 0.32%
Home Products International, Inc. 9.625% 2008                     3,000   2,820     .16
Fage Dairy Industry SA 9.00% 2007                                 2,000   1,825     .11
Gruma, SA de CV 7.625% 2007                                       1,000     900     .05
METALS: NONFERROUS - 0.30%
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                    2,750   1,985     .11
Inco Ltd. 9.60% 2022                                              2,000   1,942     .11
Doe Run Resources Corp. 11.354% 2003 (5)                          1,500   1,290     .08
HEALTH & PERSONAL CARE - 0.29%
Allegiance Corp. 7.00% 2026                                       3,000   3,032     .18
Integrated Health Services, Inc., Series A:
 9.25% 2008                                                       1,750   1,138
 9.50% 2007                                                       1,250     819     .11
CABLE & TELEPHONE IN THE UNITED KINGDOM - 0.25%
COLT Telecom Group PLC 0%/12.00% 2006 (6)                         3,750   3,197     .18
NTL Inc. 11.50% 2008                                              1,000   1,110     .07
ELECTRICAL & ELECTRONICS - 0.23%
Koninklijke Philips Electronics NV 7.20% 2026                     2,000   2,087     .12
Hyundai Semiconductor America, Inc. 8.625% 2007                   2,400   1,928     .11
LEISURE & TOURISM - 0.22%
Royal Caribbean Cruises Ltd. 7.00% 2007                           3,000   2,934     .17
Horseshoe Gaming Holdings Corp. 8.625% 2009 (1)                   1,000     970     .05
BUSINESS & PUBLIC SERVICES - 0.12%
Cendant Corp. 7.75% 2003                                          2,000   2,028     .12
MANUFACTURING & MATERIALS - 0.10%
Owens-Illinois, Inc. 8.10% 2007                                   1,750   1,771     .10
APPLIANCES & HOUSEHOLD DURABLES - 0.05%
Samsung Electronics Co., Ltd. 7.45% 2002 (1)                      1,000     959     .05
NON-U.S. GOVERNMENTS & GOVERNMENTAL
 AUTHORITIES - 0.14%
Canadian Government 4.55% 2026 (8)                                2,000   1,466     .08
Mendoza (Province of) 10.00% 2007 (1)                             1,300     972     .06
FEDERAL AGENCY OBLIGATIONS - MORTGAGE
 PASS-THROUGHS (7) - 3.73%
Fannie Mae:
 6.00% 2013-2014                                                 18,735  18,278
 6.50% 2013                                                       9,179   9,138
 8.50% 2024                                                       3,679   3,861
 7.00% 2009                                                       1,035   1,050
 9.00% 2019                                                         272     290    1.87
Government National Mortgage Assn.:
 6.50% 2029                                                       9,988   9,741
 8.00% 2020-2023                                                  9,308   9,723
 7.00% 2022-2024                                                  9,535   9,546
 8.50% 2022-2029                                                  2,701   2,856
 10.00% 2019                                                        625     674    1.86
FEDERAL AGENCY OBLIGATIONS - OTHER - 0.39%
Freddie Mac 5.75% 2009                                            7,000   6,741     .39
U.S. TREASURY OBLIGATIONS - 11.62%
 6.50% 2002-2005                                                 50,000  51,464
 7.25% 2004-2016                                                 44,500  48,708
 7.00% 2006                                                      25,000  26,699
 10.375% 2009-2012                                               14,000  17,861
 3.682% 2002 (8)                                                 10,000  10,290
 7.125% 2000                                                     10,000  10,150
 8.75% 2000-2008                                                  8,000   8,687
 6.625% 2007                                                      7,000   7,358
 7.50% 2016                                                       5,000   5,729
 8.25% 2005                                                       5,000   5,123
 11.875% 2003                                                     2,500   3,091
 11.125% 2003                                                     2,000   2,395
 7.625% 2022                                                      2,000   2,374
 9.125%  2009                                                     1,500   1,705
 11.75% 2010                                                        500     639
 10.75% 2003                                                        500     588   11.62
                                                                       ------------------
TOTAL BONDS & NOTES (cost: $549,744,000)                                532,636   30.52
                                                                       ------------------


                                                             Principal  Market Percent
                                                                Amount   Value  Of Net
Short Term Securities                                                     (000) Assets
--------------------------------------------                  -------- ----------------
CORPORATE SHORT-TERM NOTES - 6.18%
Eastman Kodak Co. 4.78%-4.84% due 8/16-9/28/1999                 25,479  25,124    1.44
Commercial Credit Co. 4.79%-4.80% due 6/4-6/17/1999              18,870  18,843    1.08
A. I. Credit Corp. 4.78%-4.80% due 6/2-6/16/1999                 16,900  16,879     .97
Procter & Gamble Co. 4.82% due 7/8/1999                          15,700  15,621     .89
National Rural Utilities Cooperative Finance Corp.               14,653  14,541     .83
  4.76%-4.79% due 6/11-8/5/1999
International Lease Finance Corp. 4.78%-4.80%                    14,300  14,153     .81
 due 8/11-8/13/1999
General Electric Capital Corp. 4.93% due 6/1/1999                 2,800   2,800     .16
FEDERAL AGENCY DISCOUNT NOES - 0.58%
Fannie Mae 4.73%-4.81% due 08/6-8/20/1999                        10,200  10,101     .58
                                                                       ------------------
TOTAL SHORT-TERM SECURITIES (cost: $118,097,000)                        118,062    6.76
                                                                       ------------------
TOTAL INVESTMENT SECURITIES (cost $1,438,494,000)                      1,741,15   99.76
Excess of cash and receivables over payables                              4,229     .24
                                                                       ------------------
NET ASSETS                                                             $1,745,3 100.00%
                                                                       ==================

(1) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
(2) Non-income-producing security.
(3) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Valued under procedures established by the Board of Trustees.
(5) Coupon rate changes periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(8) Index-linked bond, which is a floating-rate bond whose principal amount moves with a government retail price index.

ADR=American Depositary Receipts
See Notes to Financial Statements

Equity-type securities appearing in the portfolio since November 30, 1998

AON
Central and South West
Computer Associates International
Corning
Crown Castle International
Dover
Earthwatch
Eli Lilly
Emerson Electric
First Republic Capital
Hewlett-Packard
Millipore
NB Capital
New York Times
Pitney Bowes
Schlumberger
Sundstrand
Volvo

Equity securities eliminated from the portfolio since November 30, 1998

Alexander & Baldwin
Amoco
AMP
Avery Dennison
First Union
General Re
Georgia-Pacific
Hubbell
Morton International
Oryx Energy
Pioneer Natural Resources
Praxair
Reuters Group
St. Paul Companies
Telefonica
Union Camp

American Variable Insurance Series Bond Fund
Investment Portfolio, May 31, 1999  (unaudited)

Corporate Bonds                                                       61.01%
U.S. Government Bonds                                                   18.97
Equity Securities                                                        8.32
Non-U.S. Government Bonds                                                3.33
Cash & Equivalents                                                       8.37


                                                                   Principal   Market Percent
                                                                      Amount    Value Of Net
BONDS & NOTES                                                          (000)    (000) Assets
--------------------------------------------                        -------- -------- --------
CELLULAR, PAGING & WIRELESS COMMUNICATIONS  -  8.41%
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                     $2,625  $1,746
 9.75% 2004                                                             1,000    1,030
 0%/9.75% 2007 (1)                                                      1,500    1,020
 12.00% 2008 (2)                                                          500      570
 0%/10.65% 2007 (1)                                                       750      525
 0%/12.125% 2008 (1)                                                    1,000      510
McCaw International, Ltd. (owned by NEXTEL
 Communications, Inc.) 0%/13.00% 2007 (1)                               2,125    1,296 2.79%
Cable & Wireless Communications PLC:
 6.625% 2005                                                            3,660    3,607
 6.75% 2008                                                               500      487   1.70
Clearnet Communications Inc.:
 0%/11.75% 2007 (1)                                                  C$2,658     1,208
 0%/10.40% 2008 (1)                                                     3,000    1,181
 0%/10.125% 2009 (1)                                                  $  500       262   1.10
Esat Telecom Group PLC 0%/12.50% 2007 (1)                               2,000    1,430    .59
Omnipoint Corp. 11.625% 2006                                            1,500    1,380    .58
NEXTLINK Communications, Inc.:
 0%/12.25% 2009 (1,2)                                                   1,500      795
 9.625% 2007                                                              500      473    .53
Crown Castle International Corp. 0%/10.625% 2007 (1)                    1,000      700    .29
PageMart Wireless, Inc.:
 0%/15.00% 2005 (1)                                                       500      412
 0%/11.25% 2008 (1)                                                       750      218    .26
Cellular Communications of Puerto Rico, Inc. 10.00% 2007                  500      538    .22
American Cellular Corp. 10.50% 2008                                       500      517    .22
Globalstar, LP 11.375% 2004                                               500      315    .13
FINANCIAL SERVICES  -  7.22%
Capital One Bank:
 7.125% 2008                                                           1,000       949
 7.15% 2006                                                               810      813
 6.375% 2003                                                              500      493
 6.545% 2027 (2,3)                                                        250      218   1.03
J.P. Morgan & Co. Inc.:
 5.302% 2012 (3,4)                                                      2,000    1,808
 6.00% 2009                                                               340      319    .89
AT&T Capital Corp.:
 6.875% 2001                                                            1,000    1,003
 6.60% 2005                                                             1,000      971    .82
Lindsey Morden Group Inc. 7.00% 2008 (2)                             C$2,750     1,755    .73
MBNA Capital:
 Series A, 8.278% 2026                                                 $1,000      938
 6.75% 2008                                                               500      480    .59
Toyota Motor Credit Corp. 6.00% 2003                                    1,000      992    .41
Abbey National PLC 6.70% 2049                                             970      934    .39
Ocwen Financial Corp. 11.875% 2003                                        900      864    .36
Spintab AB 7.50% 2049 (3)                                                 750      750    .31
Providian Financial Corp. 9.525% 2027 (2)                                 750      708    .30
Bankers Trust New York Corp.:
 Series A, 7.90% 2027                                                     340      331
 6.70% 2007                                                               250      244    .24
National Westminster Bank PLC 7.75% 2049                                  500      507    .21
Household Finance Corp. 6.40% 2008                                        500      483    .20
Wharf International Finance Ltd. 7.625% 2007                              515      458    .19
Pan Pacific Industrial Investments PLC 0% 2007 (1)                        785      352    .15
Hutchison Whampoa Finance Ltd., Series D, 6.988% 2037                     300      283    .12
BankUnited Capital Trust, BankUnited Financial Corp.                      250      250    .10
 10.25% 2026
Chase Capital I, Series A, capital securities 7.67% 2026                  250      247    .10
Komercni Finance BV 9.00%/10.75% 2008 (1)                                 250      207    .08
DIVERSIFIED MEDIA, CABLE TELEVISION & TELECOMMUNICATIONS
-5.33%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (1)                                                      2,750    2,207
 8.875% 2007                                                              500      530   1.14
CBS Corp. 7.15% 2005                                                    2,000    1,997    .83
Cablevision Industries Corp. 8.125% 2009                                1,250    1,294    .54
Time Warner Inc.:
 7.75% 2005                                                               500      519
 7.95% 2000                                                               500      507    .43
PanAmSat Corp. 6.125% 2005                                              1,000      947    .40
SpectraSite Holdings, Inc.:
 0%/11.25% 2009 (1,2)                                                     750      431
 0%/12.00% 2008 (1,2)                                                     500      319    .32
Sprint Capital Corp. 6.875% 2028                                          625      585    .24
Qwest Communications International Inc. 0%/8.29% 2008 (1)                 750      584    .24
Comcast Cellular Corp., Series B, 9.50% 2007                              500      558    .23
TVN Entertainment Corp. 14.00% 2008 (2)                                   550      418    .17
V2 Music Holdings, units, 0%/14.00% 2008 (1)                          GBP575       295    .12
Comcast Cable Communications, Inc. 8.875% 2017                         $ 250       288    .12
Dobson/Sygnet Communications Co. 12.25% 2008 (2)                          250      268    .11
Rogers Communications Inc. 8.875% 2007                                    250      258    .11
News America Holdings Inc. 7.43% 2026                                     250      254    .11
Consorcio Ecuatoriano de Telecomunicaciones SA - CONECEL:
 14.00% 2002                                                              500      160
 14.00% 2000 (5,6)                                                        600       60    .09
Allegiance Telecom, Inc. 0%/11.75% 2008 (1)                               250      155    .06
Viatel, Inc. 11.25% 2008                                                  125      127    .05
Iridium LLC, Series A, 13.00% 2005                                        250       48    .02
COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY
 ORIGINATED) (7) -  4.83%
GS Mortgage Securities Corp. II, mortgage
pass-through certificates:
 Series 1998-C1, Class E, 7.243% 2030                                   1,250    1,142
 Series 1998-C1, Class D, 7.243% 2030                                   1,000      950    .87
Nomura Asset Securities Corp., Series 1998-D6,                          1,835    1,817    .76
 Class A-A1, 6.28% 2030
L.A. Arena Funding, LLC 7.656% 2026 (2)                                 1,300    1,243    .52
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.059% 2025                                 1,000    1,016
 Series 1995-C2, Class A, 6.995% 2021                                     171      172    .49
CS First Boston Mortgage Securities Corp.,                              1,172    1,160    .48
 Series 1998-C1, Class A-1A, 6.26% 2040
Morgan Stanley Capital I, Inc., Series 1998-HF2,                        1,000      981    .41
 Class A-2, 6.48% 2030
Norwest Asset Securities Corp., Series 1998-31,                           947      933    .39
 Class A-1, 6.25% 2014
Structured Asset Securities Corp., Series 1998-RF2,                       757      791    .33
 Class A, 8.567% 2027 (2)
DLJ Mortgage Acceptance Corp., Series 1995-CF2,                           600      608    .25
 Class A1, 6.85% 2027 (2)
Commercial Mortgage Acceptance Corp., Series 1998-C1,                     475      468    .19
 Class A-1, 6.23% 2007
GMAC Commercial Mortgage Securities, Inc.,                                345      347    .14
 Series 1997-C1, Class A1, 6.83% 2003

LEISURE, TOURISM & RESTAURANTS  -  4.59%
Joseph E. Seagram & Sons, Inc. 6.625% 2005                              2,000    1,953    .81
Mirage Resorts, Inc. 6.625% 2005                                        2,000    1,913    .80
Horseshoe Gaming Holdings Corp. 8.625% 2009 (2)                         1,500    1,455    .61
Royal Caribbean Cruises Ltd.:
 7.25% 2018                                                             1,000      949
 7.00% 2007                                                               500      489    .60
William Hill Finance 10.625% 2008                                     GBP750     1,236    .51
Florida Panthers Holdings, Inc. 9.875% 2009 (2)                       $1,000       970    .40
Boyd Gaming Corp. 9.50% 2007                                              500      499    .21
Regal Cinemas, Inc. 9.50% 2008                                            500      478    .20
Carmike Cinemas, Inc. 9.375% 2009 (2)                                     375      366    .15
International Game Technology 8.375% 2009 (2)                             250      247    .10
Harrah's Operating Co., Inc. 7.875% 2005                                  250      243    .10
CKE Restaurants, Inc. 9.125% 2009 (2)                                     250      241    .10
BANKING & THRIFTS -  4.43%
Advanta Corp.:
 Series B, 7.00% 2001                                                   2,265    2,088
 6.98% 2002                                                             1,000      868
 6.925% 2002                                                              500      433
 Series B, 8.99% 2026                                                     500      335   1.55
Deutsche Bank Capital Funding Trust I 7.872% 2049                       1,750    1,722    .72
BANK ONE CORP. 5.625% 2004                                              1,000      962    .40
Bank of America Corp. 5.875% 2009                                       1,000      937    .39
Sakura Capital Funding 5.997% 2049                                      1,000      825    .34
Imperial Capital Trust I, Series B, 9.98% 2026                            550      544    .23
Chevy Chase Bank, FSB 9.25% 2008                                          500      508    .21
Riggs National Corp. 8.875% 2027 (2)                                      500      492    .20
GS Escrow Corp. 7.125% 2005 (2)                                           500      483    .20
Bank of Scotland 7.00% 2049                                               480      462    .19
BROADCASTING & PUBLISHING  -  3.44%
Charter Communications Holdings, LLC:
 0%/9.92% 2011 (1,2)                                                    1,750    1,076
 8.25% 2007 (2)                                                           500      489    .65
Hearst-Argyle Television, Inc. 7.00% 2018                               1,500    1,420    .59
Time Warner Telecom Inc. 9.75% 2008                                     1,225    1,286    .54
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                     500      505
 8.125% 2007                                                              500      490    .41
American Media Operations, Inc. 10.25% 2009 (2)                           750      758    .32
Telemundo Holdings, Inc. 0%/11.50% 2008 (1)                             1,000      540    .22
Muzak LLC 9.875% 2009 (2)                                                 500      495    .21
Ziff-Davis Inc. 8.50% 2008                                                500      483    .20
Cox Communications, Inc. 6.40% 2008                                       500      482    .20
RBS Participacoes SA 11.00% 2007                                          250      166    .07
Globo Comunicacoes E Participacoes Ltda. 10.50% 2006                      120       84    .03
HEALTH & PERSONAL CARE  -  2.61%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                             2,000    1,832
 8.85% 2007                                                               500      488
 7.15% 2004                                                               500      462   1.16
Integrated Health Services, Inc., Series A:
 9.25% 2008                                                             2,000    1,300
 9.50% 2007                                                               750      491    .74
Paracelsus Healthcare Corp. 10.00% 2006                                 1,500    1,200    .50
Allegiance Corp. 7.00% 2026                                               500      505    .21
MULTI-INDUSTRY  -  2.53%
Sony Corp. 6.125% 2003                                                  2,500    2,484   1.03
American Standard Inc. 7.125% 2006                                      1,500    1,549    .64
USX Corp. 6.65% 2006                                                    1,000      967    .40
Reliance Industries Ltd.:
 Series B, 10.25% 2097                                                    250      200
 10.25% 2097 (2)                                                          500      399    .25
Graham Packaging Co. 8.75% 2008                                           500      495    .21
TRANSPORTATION  -  2.43%
Continental Airlines, Inc.:
 Series 1998-3, Class C-2, 7.25% 2005                                     500      489
 Series 1999-1, Class B, 6.795% 2020                                      500      482
 Series 1998-3, Class A-2, 6.32% 2008                                     500      481
 Series 1998-1, Class A,  6.648% 2019                                     495      478
 Series 1997-1, Class C, 7.42%  2007 (7)                                  471      468
 Series 1996, Class C, 9.50% 2015                                         233      248   1.10
Atlas Air, Inc., pass-through trust, Series 1998-1,                     1,488    1,464    .61
 Class A, 7.38% 2018 (7)
Jet Equipment Trust:
 Series 1995-D, 11.44% 2014 (2)                                           300      369
 Series 1994-A, Class C1, 11.79% 2013 (2)                                 250      320    .28
United Air Lines, Inc. 10.67% 2004                                        500      567    .24
Airplanes Pass Through Trust, Series 1, Class C,                          489      488    .20
 8.15%  2019 (7)
INDUSTRIAL COMPONENTS  -  1.78%
Federal-Mogul Corp.:
 7.375% 2006 (2)                                                        2,000    1,889
 7.75% 2006                                                             1,000      961
 7.50% 2009 (2)                                                         1,000      939   1.58
TRW Inc. 7.125% 2009 (2)                                                  500      494    .20
ENERGY & RELATED COMPANIES  -  1.71%
Petrozuata Finance, Inc.:
 7.63% 2009                                                             1,000      844
 8.22% 2017                                                               500      398    .52
PDVSA Finance Ltd.:
 7.40% 2016                                                             1,000      777
 9.75% 2010                                                               250      249    .43
Norcen Energy Resources Ltd. 7.375% 2006                                  500      492    .20
Union Pacific Resources Group, Inc. 7.30% 2009                            500      488    .20
McDermott Inc. 9.375% 2002                                                400      418    .18
Pioneer Natural Resources Co. 7.20% 2028                                  375      274    .11
Kelley Oil & Gas Corp. 10.375% 2006                                       300      168    .07
FOREST PRODUCTS & PAPER  -  1.67%
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                                            1,450      913
 10.25% 2002                                                              500      354    .53
Container Corp. of America 9.75% 2003                                   1,000    1,035    .43
Fort James Corp. 6.625% 2004                                              500      499    .21
Packaging Corp. of America 9.625% 2009 (2)                                375      381    .16
Norampac Inc. 9.50% 2008                                                  350      364    .15
Pacifica Papers Inc. 10.00% 2009                                          250      257    .11
Scotia Pacific Co. LLC, Class A-2, 7.11% 2028                             250      205    .08
ASSET-BACKED OBLIGATIONS  -  1.61% (7)
ComEd Transitional Funding Trust, Transitional
 Funding Trust Notes:
 Series 1998, Class A-4, 5.39%, 2005                                    2,000    1,940
 Series 1998, Class A-6, 5.63% 2009                                       500      472   1.00
Sears Credit Account Master Trust II, Series 1998-2,                    1,000      958    .40
 Class A, 5.25% 2008
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                           500      501    .21
 Class A-6, 6.95% 2015
REAL ESTATE   -  1.59%
SocGen Real Estate Co. LLC 7.64% 2049                                   2,250    2,159    .90
EOP Operating LP 6.625% 2005                                              500      484    .20
Security Capital Pacific Trust 7.20% 2013                                 500      470    .20
Irvine Apartment Communities, LP 7.00% 2007                               500      458    .19
ProLogis Trust 7.05% 2006                                                 250      244    .10
UTILITIES: ELECTRIC & GAS  -  1.47%
Israel Electric Corp. Ltd.:
 7.70% 2018                                                             1,000      926
 7.75% 2027                                                               620      562
 7.75% 2009                                                               250      250    .73
Transener SA 9.25% 2008                                                 1,000      868    .36
Commonwealth Edison Co. 9.875% 2020                                       400      460    .19
United Utilities PLC 6.875% 2028                                          500      459    .19
CABLE & TELEPHONE IN THE UNITED KINGDOM -  1.19%
COLT Telecom Group PLC:
 8.875% 2007                                                         DM1,250       706
 7.625% 2008                                                            1,000      535
 0%/12.00% 2006 (1)                                                    $ 250       213    .60
NTL Inc.:
 11.50% 2008 (2)                                                          500      555
 Series B, 10.00% 2007                                                    250      260    .34
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                         650      591    .25
GENERAL RETAILING & MERCHANDISING  -  0.71%
Federated Department Stores, Inc. 6.30% 2009 (2)                        1,000      949    .40
J.C. Penney Co., Inc. 8.25% 2022                                          750      757    .31
BUSINESS & PUBLIC SERVICES  -  0.63%
Safety-Kleen Corp. 9.25% 2009 (2)                                       1,000    1,010    .42
Cendant Corp. 7.75% 2003                                                  500      507    .21
FOOD & HOUSEHOLD PRODUCTS  -  0.47%
Gruma, SA de CV 7.625% 2007                                             1,000      900    .38
Fage Dairy Industry SA 9.00% 2007                                         250      228    .09
MANUFACTURING & MATERIALS  -  0.43%
Printpack, Inc. 10.625% 2006                                              500      481    .20
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                            500      361    .15
BREED Technologies, Inc. 9.25% 2008                                     1,000      200    .08
MBIA INSURED  -  0.40%
Alameda Corridor Transportation Authority, Series D,                    1,000      965    .40
 5.67% 2005
INSURANCE  -  0.29%
Jefferson-Pilot Corp. 8.14% 2046 (2)                                      700      705    .29
METALS: NONFERROUS  -  0.24%
BHP Finance Ltd. 6.69% 2006                                               600      588    .24
APPLIANCES & HOUSEHOLD DURABLES  -  0.22%
Salton/Maxim Housewares, Inc. 10.75% 2005                                 500      530    .22
MISCELLANEOUS SERVICES  -  0.22%
Petro Stopping Centers, LP 10.50% 2007                                    500      525    .22
AUTOMOTIVE  -  0.19%
Ford Motor Credit Co. 5.80% 2009                                          500      464    .19
ENERGY SOURCES  -  0.16%
Conoco Inc. 6.35% 2009                                                    400      388    .16
MACHINERY & ENGINEERING  -  0.11%
Deere & Co. 8.95% 2019                                                    250      278    .11
FOOD & FOOD PRODUCTS  -  0.10%
New World Pasta Co. 9.25% 2009 (2)                                        250      247    .10
NON-U.S. GOVERNMENTS & GOVERNMENTAL AUTHORITIES  -  3.33%
Hellenic Republic 8.60% 2008                                      GRD475,000     1,785    .74
Panama (Republic of) 8.875% 2027                                      $1,250     1,084    .45
Philippines (Republic of) 9.875% 2019                                   1,000      975    .41
Ontario (Province of) 5.50% 2008                                        1,000      930    .39
Argentina (Republic of):
 11.00% 2005                                                              500      451
 9.75% 2027                                                               500      385    .35
Canadian Government 4.552% 2026 (4)                                  C$1,000       733    .30
United Mexican States Government Eurobonds,                           $  500       529    .22
 Global, 11.375% 2016
Hungarian Government 15.00% 2001                                  HUF105,000       451    .19
Venezuela (Republic of) Eurobonds 5.938% 2007 (3)                     $  429       316    .13
Korea (Republic of) 8.875% 2008                                           200      212    .09
Mendoza (Province of) 10.00% 2007                                         200      150    .06
FEDERAL AGENCY OBLIGATIONS - MORTGAGE PASS
 THROUGHS (7) -  6.33%
Government National  Mortgage Assn.:
 7.00% 2023-2029                                                        4,171    4,174
 8.00% 2023                                                             2,259    2,347
 6.50% 2025-2028                                                        1,175    1,146
 7.50% 2023-2024                                                        1,083    1,110
 10.00% 2019                                                              416      449
 9.50% 2021                                                               405      435   4.01
Fannie Mae:
 7.00% 2012-2026                                                        1,864    1,875
 6.50% 2013-2026                                                        1,103    1,095
 6.00% 2013                                                               915      892
 5.905% 2033 (3)                                                          711      709
 10.00% 2018-2025                                                         569      611
 9.00% 2021                                                               376      399   2.32
FEDERAL AGENCY OBLIGATIONS - OTHER  -  1.40%
Freddie Mac 6.00% 2029                                                  3,528    3,357   1.40
U.S. TREASURY OBLIGATIONS - 11.24%
 6.25% 2003                                                            15,000   15,288
 7.50% 2005-2016                                                        4,000    4,396
 8.875% 2017                                                            1,825    2,370
 7.25% 2004                                                             2,000    2,134
 10.375% 2009-2012                                                      1,000    1,246
 5.75% 2002                                                             1,000    1,004
 7.625% 2022                                                              500      594  11.24
                                                                             -------------------
TOTAL BONDS & NOTES (cost: $209,597,000)                                       200,397  83.31
                                                                             -------------------
                                                                  Number of
                                                                   Shares or
                                                                   Principal
STOCKS                                                                Amount
--------------------------------------------                        -------- -------- --------
COMMON & PREFERRED STOCKS  -  6.14%
Fuji JGB Investment LLC, Series A, 9.87%                          $3,100,000     2,728   1.13
 noncumulative preferred (Japan) (2)
Tokai Preferred Capital Co. LLC, Series A, 9.98%                  $2,250,000     2,075    .86
 noncumulative preferred (Japan) (2)
SB Treasury Co. LLC, Series A, 9.40% noncumulative                $1,500,000     1,489    .62
 preferred (Japan) (2)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative              $1,550,000     1,479    .62
 preferred (France) (2)
Swire Pacific Capital Ltd. 8.84%
 cumulative guaranteed perpetual capital securities                    40,000      830
 (Hong Kong) (2)
Swire Pacific Offshore Financing Ltd. 9.33%
 cumulative guaranteed perpetual capital securities (2)                25,000      550    .57
Crown Castle International Corp. 12.75% preferred (2,8,9)               1,032    1,094    .45
ProLogis Trust, Series D, 7.92% preferred                              40,000      915    .38
First Republic Capital Corp. 10.50% Series A (2,9)                        750      750    .31
Adelphia Communications Corp., Series B, 13.00% (9)                     5,000      580    .24
NB Capital Corp. 8.35% exchangeable depositary                         20,000      529    .22
CarrAmerica Realty Corp., Series B, 8.57% cumulative                   20,000      471    .20
 redeemable preferred
IBJ Preferred Capital Co. LLC, Series A, 8.79%                      $400,000       340    .14
 noncumulative preferred (Japan) (2)
Nextel Communications, Inc., Series D, 13.00%                             309      331    .14
 exchangeable preferred (8,9)
EarthWatch Inc., Series B, 7.00% 2009 (5,8,9)                              71      250    .11
COLT Telecom Group PLC, warrants, expire 2006                             250      157    .06
 (United Kingdom) (9)
Esat Holdings Ltd., warrants, expire 2007 (Ireland) (5,9)               2,000      139    .06
Viatel, Inc. (9)                                                          492       22    .01
NTL Inc., warrants, expire 2008 (United Kingdom                           238       17    .01
 - Incorporated in USA) (2,5,9)
Globalstar Telecommunications Ltd., warrants,                             500       16    .01
 expire 2004 (9)
McCaw International, Ltd., warrants, expire 2007 (2,9)                  2,000        5    .00
Loral Orion Network Systems, Inc., warrants,                              250        3    .00
 expire 2007 (9)
Conecel Holdings Ltd., Class B, warrants, expire 2000                  15,500        1    .00
 (Ecuador) (5,9)
Argentina (Republic of), warrants, expire 1999                            500        1    .00
 (Argentina) (9)
Iridium World Communications Ltd., warrants,                              250             .00
 expire 2005 (Bermuda) (9)
V2 Music Holdings, warrants, expire 2000                                  575             .00
 (United Kingdom) (9)
TVN Entertainment Corp., warrants, expire 2008 (5,9)                      550             .00
                                                                             -------------------
TOTAL STOCKS (cost: $14,043,000)                                                14,772   6.14
                                                                             -------------------

CONVERTIBLE DEBENTURES                                             Principal
--------------------------------------------                          Amount
INDUSTRIALS & SERVICES  -  1.98%                                       (000)
Bell Atlantic Financial Services, Inc.: (2)
 4.25% senior exchangeable note 2005                                  $2,500     2,578
 5.75% senior exchangeable note 2003                                      750      771   1.40
Sunglass Hut International, Inc. 5.25% convertible                        600      507    .21
 subordinated note 2003
Advanced Micro Devices, Inc. 6.00% convertible                            625      500    .21
 subordinated note 2005
MBI Finance Ltd. 0% 2001                                                  500      393    .16
                                                                             -------------------
MISCELLANEOUS  -  0.20%
Other convertible debentures in initial period                                     484    .20
 of acquisition
                                                                             -------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $5,012,000)                                          2.18
                                                                             -------------------
TOTAL EQUITY SECURITIES (cost: $19,055,000)                                     20,005   8.32
                                                                             -------------------

Short-Term Securities
--------------------------------------------
CORPORATE SHORT-TERM NOTES  -  7.44%
Bell Atlantic Network Funding Corp. 4.84% due 6/2/1999                  3,100    3,099   1.29
Electronic Data Systems Corp. 4.88% due 6/22/1999 (2)                   3,100    3,091   1.29
Abbott Laboratories 4.83% due 6/3/1999                                  3,000    2,999   1.25
Pfizer Inc 4.77% due 6/4/1999 (2)                                       2,115    2,114    .88
Eastman Kodak Co. 4.78% due 8/16/1999                                   2,134    2,110    .88
Associates First Capital Corp. 4.93% due 6/1/1999                       2,000    2,000    .83
Albertson's, Inc. 4.83% due 6/15/1999 (2)                               1,000      998    .41
Gannett Co., Inc. 4.80% due 6/22/1999 (2)                               1,000      997    .41
Ameritech Capital Funding Corp. 4.77% due 6/10/1999 (2)                   500      499    .20
                                                                             -------------------
TOTAL SHORT-TERM SECURITIES (cost: $17,909,000)                                 17,907   7.44

TOTAL INVESTMENT SECURITIES (cost: $246,561,000)                               238,309  99.07
Excess of cash and receivables over payables                                     2,239   0.93
NET ASSETS                                                                    $240,548100.00%
                                                                             -------------------


(1) Step bond; coupon rate will increase at a later date.

(2) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

(3) Coupon rate may change periodically.

(4) Index-linked bond, whose principal amount moves with a government retail price index.

(5) Valued under procedures established by the Board of Trustees.

(6) Company not making interest payments, bankruptcy proceedings pending.

(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

(8) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.

(9) Non-income-producing security.

See Notes to Financial Statements

American Variable Insurance Series High Yield Bond Fund
Investment Portfolio, May 31, 1999
                                                                Percent of
                                                                net assets

Corporate Bonds                                                    80.86%
Non-U.S.Government Bonds                                            1.78%
Equity Securities                                                  13.29%
Cash & Equivalents                                                  4.07%
                                                                  100.00%

Largest Corporate Holdings

NEXTEL Communications                                                5.65
Omnipoint                                                            3.33
COLT Telecom Group                                                   2.86
Integrated Health Services                                           2.49
Container Corp. of America                                           2.31
Viatel                                                               2.16
NTL                                                                  1.97
Charter Communications                                               1.91
Fox/Liberty Networks                                                 1.87
Clearnet Communications                                              1.64

                                                                Principal   Market   Percent
                                                                  Amount     Value    Of Net
BONDS & NOTES                                                      (000)     (000)    Assets

CELLULAR, PAGING & WIRELESS COMMUNICATIONS  -  16.51%
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                $12,000    $7,980      3.19%
 0%/10.65% 2007 (1)                                                 7,500     5,250
 0%/9.75% 2007 (1)                                                  3,000     2,040
 12.00% 2008 (2)                                                    1,000     1,140
McCaw International, Ltd. (owned by NEXTEL                          7,000     4,270
 Communications, Inc.) 0%/13.00% 2007 (1)
Nextel International, Inc. 0%/12.125% 2008 (1)                      6,000     3,060
Omnipoint Corp.:
 11.625% 2006                                                      12,700    11,684
 14.00% 2003 (2)(3)(4)                                              8,750     9,187
 8.25% 2006 (2)(5)                                                  1,543     1,450
Clearnet Communications Inc.:
 0%/11.75% 2007 (1)                                             C$20,825      9,469
 0%/10.40% 2008 (1)                                                 7,000     2,755
SpectraSite Holdings, Inc.:
 0%/11.25% 2009 (1)(2)                                            $10,375     5,966
 0%/12.00% 2008 (1)(2)                                              5,250     3,347
American Cellular Corp. 10.50% 2008                                 7,850     8,125
CCPR Services, Inc. 10.00% 2007                                     7,250     7,794
PageMart Wireless, Inc. 0%/11.25% 2008(1)                          21,650     6,279
CTI Holdings SA 0%/11.50% 2008 (1)                                 10,500     5,329       0.71
Mobile Telecommunication Technologies Corp. 13.50% 2002             3,500     3,894       0.52
Comunicacion Celular SA 0%/14.125% 2005 (1)                         5,000     3,025
Dobson Communications Corp. 11.75% 2007                             2,750     2,970       0.40
Occidente y Caribe Celular SA 0%/14.00% 2004 (1)                    3,700     2,706       0.37
CellNet Data Systems, Inc. 0%/14.00% 2007 (1)                       6,761     2,704
Centennial Cellular Corp. 10.75% 2008 (2)                           2,250     2,340
Loral Orion Network Systems, Inc. 11.25% 2007                       2,400     2,040
Telesystem International Wireless Inc. 0%/13.25% 2007 (1)           3,450     1,898
Western Wireless Corp. 10.50% 2006                                  1,500     1,643
PTC International Finance BV 0%/10.75% 2007 (1)                     2,000     1,520
Teletrac Holdings, Inc. 14.00% 2007                                 4,100     1,312
Price Communications Cellular Holdings, Inc. 11.25% 2008 (3)        1,061     1,072
Globalstar, LP 11.375% 2004                                         1,000       630
Cellco Finance NV 15.00% 2005                                         250       248

DIVERSIFIED MEDIA, CABLE TELEVISION &
 TELECOMMUNICATIONS - 16.37%
Charter Communications Holdings, LLC:
 0%/9.92% 2011 (1)(2)                                              17,500    10,762
 8.25% 2007 (2)                                                     3,500     3,421
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (1)                                                 11,585     9,297
 8.875% 2007                                                        4,410     4,675
Viatel, Inc.:
 11.25% 2008                                                        6,000     6,097
 11.15% 2008                                                     DM7,000      3,742
 0%/12.50% 2008 (1)                                                $5,250     3,255
 0%/12.40% 2008 (1)                                              DM1,000        335
NEXTLINK Communications, Inc.:
 9.625% 2007                                                       $3,500     3,307
 9.00% 2008                                                         3,000     2,730
 0%/12.25% 2009 (1)(2)                                              3,500     1,855
 12.50% 2006                                                        1,000     1,090
Time Warner Telecom Inc. 9.75% 2008                                 7,625     8,006
Esat Telecom Group PLC:
 0%/12.50% 2007 (1)                                                 5,125     3,664
 11.875% 2008                                                       2,750     2,888
TVN Entertainment Corp. 14.00% 2008 (2)                             6,500     4,940
US Xchange, LLC 15.00% 2008                                         4,625     4,764
KMC Telecom Holdings, Inc. 0%/12.50% 2008 (1)                       8,500     4,590
Century Communications Corp. 0% 2008                                8,900     4,027
Global TeleSystems Group, Inc. 9.875% 2005                          3,600     3,492
FrontierVision 11.00% 2006                                          3,000     3,300
CSC Holdings, Inc. 9.875% 2013                                      3,000     3,293
GST Equipment Funding, Inc. 13.25% 2007                             3,000     3,240
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (1)                                                 4,000     2,480
 12.875% 2008                                                         625       675
Lenfest Communications, Inc. 8.25% 2008                             3,000     3,120
Avalon Cable of Michigan:
 9.375% 2008 (2)                                                    2,500     2,562
 0%/11.875% 2008 (1) (2)                                              500       336
V2 Music Holdings:
 0%/14.00% 2008 (1)                                                 6,000     2,208
 0%/14.00% 2008 (1)                                             GBP1,000        512
Globo Comunicacoes E Partcipacoes Ltda. 10.50% 2006                $3,750     2,635
Multicanal Participacoes SA, Series B, 12.625% 2004                 2,375     2,191
Falcon Holding Group, LP, Falcon Funding Corp. 8.375% 2010          2,000     1,980
IMPSAT Corp. 12.375% 2008                                           1,750     1,584
Teligent, Inc. 11.50% 2007                                          1,500     1,459
Telemundo Holdings, Inc. 0%/11.50% 2008 (1)                         2,500     1,350
Coaxial Communications of Central Ohio, Inc. 10.00% 2006            1,000     1,048
Newsquest Capital PLC 11.00% 2006                                     600       654
Conecel Holdings Ltd.:
 14.00% 2002                                                          750       240
14.00% 2000 (4)(6)                                                  1,000       100

BROADCASTING & PUBLISHING  -  7.26%
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                               6,000     6,060
 8.125% 2007                                                        4,500     4,410
 9.375% 2004                                                        1,500     1,545
American Media Operations, Inc. 10.25% 2009 (2)                     6,650     6,716
ACME Intermediate Holdings, LLC, 0%/12.00% 2005 (1)                 8,911     5,792
Gray Communication Systems, Inc. 10.625% 2006                       4,750     4,964
Ziff-Davis Inc. 8.50% 2008                                          5,000     4,825
Muzak Holdings LLC 0%/13.00% 2010 (1)(2)                            6,500     3,543
Muzak LLC 9.875% 2009 (2)                                           1,000       990
Big City Radio, Inc. 0%/11.25% 2005 (1)                             6,000     4,260
Antenna TV SA 9.00% 2007                                            2,750     2,667
TransWestern Publishing Co. LLC 9.625% 2007                         2,250     2,284
Young Broadcasting Inc. 10.125% 2005                                2,000     2,100
STC Broadcasting, Inc. 11.00% 2007                                  1,750     1,842
Sun Media Corp. 9.50% 2007                                          1,300     1,411
RBS Participacoes SA 11.00% 2007                                    1,000       662

LEISURE, TOURISM & RESTAURANTS  -  6.95%
Regal Cinemas, Inc.:
 8.875% 2010                                                        7,500     6,825
 9.50% 2008                                                         3,000     2,865
AMF Bowling Worldwide, Inc:
 10.875% 2006                                                       7,000     5,810
0%/12.25% 2006 (1)                                                  3,716     2,378
Horseshoe Gaming Holdings Corp. 8.625% 2009 (2)                     8,000     7,760
Boyd Gaming Corp.:
 9.25% 2003                                                         5,000     5,100
 9.50% 2007                                                         1,000       997
William Hill Finance 10.625% 2008                               GBP3,550      5,853
Carmike Cinemas, Inc. 9.375% 2009 (2)                              $3,750     3,656
Sun International Hotels Ltd., Sun International
 North America, Inc.:
 8.625% 2007                                                        2,250     2,227
 9.00% 2007                                                           750       754
Harrah's Operating Co., Inc. 7.875% 2005                            2,275     2,212
Six Flags Entertainment Corp. 8.875% 2006                           2,000     2,030
KSL Recreation Group, Inc. 10.25% 2007                              1,250     1,275
Friendly Ice Cream Corp. 10.50% 2007                                  925       842
FelCor Suites LP 7.375% 2004                                          750       700
Florida Panthers Holdings, Inc. 9.875% 2009 (2)                       500       485

MANUFACTURING & MATERIALS  -  6.10%
Tekni-Plex, Inc. 9.25% 2008                                         5,500     5,500
Anchor Glass Container Corp. 11.25% 2005                            5,000     5,163
Flextronics International Ltd. 8.75% 2007                           4,500     4,522
Printpack, Inc. 10.625% 2006                                        3,750     3,609
Westinghouse Air Brake Co.:
 9.375% 2005                                                        3,000     3,060
 9.375% 2005 (2)                                                      500       510
Samsung Electronics Co., Ltd.:
 7.45% 2002                                                         3,150     3,020
 9.75% 2003                                                           500       514
Boyds Collection, Ltd. 9.00% 2008 (2)                               3,137     3,231
Key Plastics Holdings, Inc. 10.25% 2007                             3,000     3,007
Impress Metal Packaging Holdings BV 9.875% 2007                  DM4,750      2,804
Kaiser Aluminum & Chemical Corp. 12.75% 2003                       $2,350     2,374
Hayes Lemmerz International, Inc. 8.25% 2008 (2)                    2,000     1,930
BREED Technologies, Inc. 9.25% 2008                                 9,500     1,900
Doe Run Resources Corp., 11.25% 2005                                2,000     1,800
DGS International Finance Co. BV 10.00% 2007                        2,000     1,455
Advanced Micro Devices, Inc. 11.00% 2003                            1,000     1,035

CABLE & TELEPHONE IN THE UNITED KINGDOM  -  5.32%
NTL Inc.:
 0%/10.75% 2008 (1)                                             GBP7,250      7,660
 0%/9.75% 2008 (1)                                                 $5,500     3,685
 11.50% 2008 (2)                                                    1,500     1,665
 Series B, 10.00% 2007                                              1,500     1,560
COLT Telecom Group PLC:
 0%/12.00% 2006 (1)                                                11,250     9,591
 8.875% 2007                                                     DM7,500      4,234
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                 $10,000     9,100
TeleWest Communications PLC 9.625% 2006                             2,000     2,105

FOREST PRODUCTS & PAPER  -  5.14%
Container Corp. of America:
 9.75% 2003                                                        14,600    15,111
 Series A, 11.25% 2004                                              2,000     2,100
Graham Packaging Co.:
 0%/10.75% 2009 (1)                                                 6,250     4,328
 8.75% 2008                                                         4,250     4,207
Paperboard Industries International Inc. 8.375% 2007                4,000     3,840
Advance Agro PCL 13.0% 2007                                         3,200     2,508
Indah Kiat Finance Mauritius Ltd:
 11.875% 2002                                                       2,300     1,751
 10.00% 2007                                                          250       158
Pacifica Papers Inc. 10.00% 2009                                    1,500     1,545
Norampac Inc. 9.50% 2008                                            1,000     1,040
Copamex Industrias, SA de CV, Series B, 11.375% 2004                1,000       900
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                       1,300       819

HEALTH & PERSONAL CARE  -  4.67%
Integrated Health Services, Inc.:
 Series A, 9.25% 2008                                              11,750     7,638
 Series A, 9.50% 2007                                               6,325     4,143
 10.25% 2006                                                        5,000     3,350
Paracelsus Healthcare Corp. 10.00% 2006                            13,000    10,400
Mariner Health Group, Inc. 9.50% 2006                               8,100     5,670
Sun Healthcare Group, Inc.:
 9.375% 2008 (2)                                                    8,000     1,520
 9.50% 2007                                                         2,925       556
Tenet Healthcare Corp. 8.00% 2005                                   1,500     1,470

FOOD & FOOD RETAILING  -  2.85%
Fage Dairy Industry SA 9.00% 2007                                  10,500     9,581
Home Products International, Inc. 9.625% 2008                       7,500     7,050
Randall's Food Markets, Inc. 9.375% 2007                            4,400     4,576

ENERGY & RELATED COMPANIES  -  2.17%
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                               3,000     2,970
 8.75% 2009                                                         1,250     1,194
Pogo Producing Co.:
 8.75% 2007                                                         2,500     2,375
 10.375% 2009                                                       1,250     1,306
Crown Castle International Corp. 0%/10.625% 2007 (1)                3,500     2,450
Kelley Oil & Gas Corp.:
 10.375% senior subordinated notes 2006                             2,750     1,540
 10.375% 2006                                                       1,000       560
Petrozuata Finance, Inc.:
 Series B, 8.22% 2017                                               1,000       795
 Series A, 7.63% 2009                                                 800       675
Benton Oil and Gas Co.:
 11.625% 2003                                                       1,375       949
 9.375% 2007                                                          525       299
McDermott Inc. 9.375% 2002                                          1,000     1,044

BANKING & FINANCIAL SERVICES  -  1.73%
Advanta Corp.:
 Series D, 6.98% 2002                                               2,000     1,735
 Series D, 6.925% 2002                                              2,000     1,733
7.50% 2000                                                          1,000       983
Providian Financial Corp. 9.525% 2027 (2)                           3,500     3,302
Wharf International Finance Ltd.,  7.625% 2007                      3,000     2,667
Chase Commercial Mortgage Securities Corp., Series 1998-2,          1,522     1,297
 Class E, 6.39% 2030 (7)
Komercni Finance BV 9.00%/10.75% 2008 (1)                             750       621
Wilshire Financial Services Group, Inc. 13.00% 2004 (4)             1,500       300
Korea Development Bank 6.625% 2003                                    250       237

MISCELLANEOUS SERVICES  -  1.58%
Safety-Kleen Services, Inc. 9.25% 2008                              7,375     7,744
Iron Mountain Inc.:
 10.125% 2006                                                       1,500     1,627
 8.75% 2009                                                           350       350
EarthWatch Inc. 0%/12.50% 2005 (1)(2)(4)                            2,880     1,793
Reliance Industries Ltd. 10.50% 2046                                  250       218

BEVERAGES  -  1.56%
Delta Beverage Group, Inc. 9.75% 2003                               6,200     6,370
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                               3,750     3,741
 8.75% 2003                                                         1,500     1,504

CONSUMER PRODUCTS  -  1.17%
Salton/Maxim Housewares, Inc. 10.75% 2005                           3,125     3,313
Zilog, Inc. 9.50% 2005                                              3,000     2,640
WestPoint Stevens Inc. 7.875% 2005                                  1,500     1,481
AKI Holding Corp. 0%/13.50% 2009 (1)                                1,750       678
AKI, Inc. 10.50% 2008                                                 625       612

TRANSPORTATION  -  0.67%
Teekay Shipping Corp. 8.32% 2008                                    3,500     3,369
USAir, Inc., pass-through trust, Series 1993-A3,                    1,500     1,613
 10.375% 2013 (7)

PRIVATE ISSUE COLLATERALIZED MORTGAGE/ ASSET-BACKED
 OBLIGATIONS  -  0.52%
Kmart Corp., Series K-2, 9.78% 2020                                 2,000     2,240
DR Securitized Lease Trust, pass-through certificates,              1,500     1,620
 Series 1994 K-2, 9.35% 2019 (7)

PROTECTION SERVICES  -  0.20%
Protection One Alarm Monitoring, Inc. 13.625% 2005                  1,300     1,459

TEXTILES & APPAREL  -  0.09%
Tultex Corp. 10.625% 2005                                           1,498       689

NON-U.S. GOVERNMENTS & GOVERNMENTAL AUTHORITIES  -  1.78%
Panama (Republic of):
 Interest Reduction Bond 3.75% 2014 (5)                             3,000     2,183
 8.875% 2027                                                        2,250     1,952
United Mexican States Government Eurobonds:
 Global 11.375% 2016                                                2,750     2,908
 Global 11.50% 2026                                                   500       551
Philippines (Republic of):
 8.875% 2008                                                        1,750     1,702
 9.875% 2019                                                          500       488
Argentina (Republic of):
 11.00% 2006                                                        1,500     1,354
 9.75% 2027                                                           800       616
 11.375% 2017                                                         250       220
Korea (Republic of) 8.875% 2008                                     1,000     1,059
Bulgaria (Republic of) Front Loaded Interest                          445       255
Reduction Bond, 2.50% 2012 (5)

TOTAL BONDS & NOTES (cost: $664,667,000)                                    615,547

                                                                Number of
                                                                 Shares or
                                                                Principal
                                                                  Amount
STOCKS

COMMON & PREFERRED STOCKS  -  10.49%
Nextel Communications, Inc.:
 Series E, 11.25% exchangeable preferred,                           4,348     4,652
 redeemable 2010 (3) (8)
 Series D, 13.00% exchangeable preferred,                          13,239    13,636
 redeemable 2009 (3) (8)
McCaw International, Ltd. warrants, expire 2007 (2) (8)
(owned by Nextel Communications, Inc.)                              2,500         6
Fuji JGB Investment LLC, Series A, 9.87% noncumulative          $9,500,00     8,360
 preferred (Japan)
Dobson Communications Corp.:
 12.25% exchangeable preferred, redeemable 2008 (3) (8)             4,384     4,077
 12.25% senior exchangeable preferred, redeemable 2008 (2)(3)(8)    3,643     3,388
Crown Castle International Corp., 12.75% preferred  (2)(3)(8)       6,707     7,110
COLT Telecom Group PLC, warrants, expire 2006                      11,250     7,065
 (United Kingdom) (8)
Tokai Preferred Capital Co. LLC,
Series A, 9.98%/11.091% noncumulative preferred (Japan)(1)      $4,000,00     3,689
EarthWatch, Inc.:
 Series B 7.00%  convertible preferred  2009 (2)(3)(4)(8)         857,143     3,000
 Series C 8.50% convertible preferred 1999 (2)(3)(4)              167,489       419
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed            160,000     3,320
 perpetual capital securities (Hong Kong)
Viatel, Inc.(8)                                                    59,973     2,699
Omnipoint Corp. 7.00% convertible preferred (2)                    62,000     2,170
Omnipoint Corp. (2)(8)                                             14,893       260
Chevy Chase Preferred Capital Corp. 10.375%                        38,200     2,063
First Republic Capital Corp. PF 10.50% preferred (2)(8)             2,000     2,000
Packaging Corp. of America 12.375% preferred 2010 (2)(3)(8)        17,500     1,829
IXC Communications, Inc. (3) (8)                                    1,502     1,442
SkyTel Communications, Inc. $2.25 convertible preferred            42,000     1,344
Integrated Health Services, Inc. (8)                              225,000     1,322
Adelphia Communications Corp.13.00% preferred, Series B,           10,000     1,161
  2009  (8)
Radio One, Inc. Class A (8)                                        17,500       704
Verio Inc., warrants, expire 2004  (2)(8)                           7,350       673
Acme Televison, LLC (2) (8)                                           363       363
ACME Intermediate Holdings, LLC (2) (8)                             5,970       358
Comunicacion Celular SA, Class B, warrants, expire 2003             5,000       310
 (Colombia)  (8)
Kelley Oil & Gas Corp. $2.625 convertible preferred                36,800       186
Loral Orion Network Systems, Inc., warrants, expire 2007  (8)      11,250       121
NTL Inc., warrants, expire 2008 (United Kingdom --Incorporated      1,425       100
 in USA) (2) (4) (8)
Esat Telecom Group PLC., warrants, expire 2007                      1,250        87
 (Ireland) (4) (8)
CellNet Data Systems, Inc., warrants, expire 2007  (2) (8)         20,870        54
Protection One Alarm Monitoring, Inc. warrants,                     6,400        38
 expire 2005  (2) (8)
Globalstar Telecommunications Ltd., warrants,                       1,000        32      0.00
 expire 2004 (8)
KMC Telecom Holdings Inc., warrants, expire 2008 (2) (8)            9,500        24      0.00
Conecel Holdings Ltd., Class B, warrants, expire 2000              25,900         2      0.00
 (Ecuador) (4) (8)
Teletrac Holdings, Inc., warrants, expire 2007 (2) (4) (8)          4,100                0.00
V2 Music Holdings PLC, (United Kingdom)
 Warrants expire 2008 (2) (8)                                       6,900                0.00
 Warrants expire 2008 (8)                                           1,000
TVN Entertainment Corp., warrants, expire 2008 (4)(8)               6,500                0.00

TOTAL STOCKS (cost: $81,219,000)                                             78,064

                                                                Principal
                                                                  Amount
                                                                   (000)
CONVERTIBLE DEBENTURES

Industrials & Services - 1.29%
Jacor Communications, Inc. 0% 2018                                 $4,750     2,613
Integrated Health Services, Inc. 5.75% 2001                         3,500     2,104
Advanced Micro Devices, Inc. 6.00% 2005                             2,400     1,920
Sunglass Hut International Inc. 5.25% 2003                          2,125     1,796
MBI Finance Ltd, 0% 2001                                            1,500     1,177

Diversified Media, Cable Television & Telecommunications
-0.20%
Piltel International Holding Corp. 1.75% 2006                       1,875     1,125
COLT Telecom Group PLC, 2.00% 2005                                 DM500        395       0.05

TOTAL CONVERTIBLE DEBENTURES (cost $12,912,000)                              11,130       1.49

Miscellaneous - 1.31%
Other equity securities in initial period of acquisition                      9,781
TOTAL EQUITY SECURITIES (cost: $94,131,000)                                  98,975      13.29

Short Term Securities

CORPORATE SHORT-TERM NOTES  -  2.40%
Lucent Technologies Inc. 4.83% due 7/6/1999                        $5,500     5,473
Hershey Foods Corp. 4.83% due 8/2/1999                              5,000     4,956       0.68
Albertson's, Inc. 4.83% due 6/15/1999 (2)                           5,000     4,990       0.67
General Electric Capital Corp. 4.93% due 6/1/1999                   2,300     2,300
TOTAL SHORT-TERM SECURITIES (cost: $17,721,000)                              17,719       2.40
TOTAL INVESTMENT SECURITIES (cost: $776,519,000)                            732,241      98.33
Excess of cash and receivables over payables                                 12,465       1.67
NET ASSETS                                                                  744,706    100.00%



(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(3) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Valued under procedures established by the Board of Trustees.
(5) Coupon rate may change periodically
(6) Company not making interest payments
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.
(8) Non-income producing security


See notes to Financial Statements

American Variable Insurance Series
U.S. Government/AAA-Rated Securities Fund
Investment Portfolio, May 31, 1999
--------------------------------------------------
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES   33.92
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES   33.47
U.S. TREASURY OBLIGATIONS                    23.91
OTHER FEDERAL OBLIGATIONS                    3.48
OTHER BONDS                                  2.59
CORPORATE BONDS                              0.32
CASH & EQUIVALENTS                           2.31

--------------------------------------------------

U.S. Government Guaranteed/ AAA-Rated Securitites Fund
Investment Portfolio, May 31, 1999
Unaudited
                                                                   Principa Market Percent
                                                                    Amount   Value  Of Net
Bonds & Notes                                                        (000)   (000)  Assets
--------------------------------------------                       ------------------------
Federal Agency Obligations - Mortgage Pass-Throughs (1)
-30.65%
Fannie Mae:
 6.00% 2013-2029                                                     11,863  11,524
 7.00% 2012-2028                                                     11,127  11,227
 6.50% 2013-2028                                                      7,722   7,637
 8.00% 2024-2028                                                      6,318   6,585
 7.50% 2009-2039                                                      6,091   6,260
 8.50% 2023-2027                                                      5,546   5,833
 13.00% 2015                                                          2,187   2,564
 10.00% 2018                                                          2,161   2,321
 12.00% 2015-2019                                                     2,009   2,279
 5.50% 2014                                                           1,968   1,879
 9.00% 2011-2025                                                      1,428   1,513  11.09%

Government National Mortgage Assn.:
 7.00% 2023-2029                                                     14,700  14,715
 8.00% 2023-2027                                                     11,004  11,433
 7.50% 2022-2028                                                      7,724   7,904
 6.00% 2013-2014                                                      6,596   6,456
 8.50% 2021-2023                                                      5,406   5,729
 6.50% 2028-2029                                                      4,977   4,855
 9.50% 2019-2021                                                      2,892   3,106
 10.00% 2019                                                          1,666   1,797
 5.50% 2013                                                           1,005     963
 9.00% 2009-2016                                                        747     800
 10.50% 2019                                                             62      68
 11.00% 2019                                                             20      22   10.76
Freddie Mac:
 6.00% 2014-2029                                                     34,152  32,738
 8.00% 2012-2026                                                      3,902   4,034
 8.25% 2008-2009                                                      2,632   2,730
 5.50% 2013                                                           1,926   1,841
 9.00% 2028                                                           1,554   1,646
 7.00% 2008                                                           1,583   1,606
 8.50% 2018-2027                                                      1,349   1,417
 9.50% 2016                                                              91      97
 12.00% 2016                                                              1       1    8.57
Freddie Mac Gold 9.00% 2022                                           1,159   1,231     .23

U.S. Treasury Obligations -  23.91%
8.875%  2017                                                         27,920  36,257
10.375% 2009                                                         26,000  31,322
7.25% 2004                                                           11,965  12,745
5.75% 2003                                                           10,285  10,306
10.75% 2003                                                           6,500   7,638
7.875% 2021                                                           5,750   6,947
12.00% 2013                                                           4,000   5,677
11.625% 2002-2004                                                     3,820   4,764
7.125% 2023                                                           2,750   3,102
6.125% 2007                                                           3,000   3,060
3.465% 2007 (2)                                                       2,750   2,773
3.694% 2028 (2)                                                       2,000   1,949
5.875% 2002                                                           1,250   1,259
3.65% 2008 (2)                                                          750     752   23.91

Collateralized Mortgage Obligations (Privately
 Originated) (1)  -  23.28%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                               7,500   7,357
 Series 1997-HF1, Class A-1, 6.86% 2006 (3)                           4,349   4,407
 Series 1998-HF2, Class A-1, 6.01% 2030                               2,898   2,833
 Series 1998-WF2, Class A-1, 6.34% 2030                               2,828   2,807
 Series 1998-WF1, Class A-1, 6.25% 2007                               2,466   2,436    3.69
Westam Mortgage, Class 4-H, 8.95% 2018                               11,000  11,165    2.08
Ocwen Residential MBS Corp., Series 1998-R1, Class AWC,               9,614   9,180    1.71
 1.735% 2040 (3)(4)
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                3,409   3,295
 Series 1997-C1, Class A-1, 6.95% 2029 (4)                            2,742   2,788
 Series 1995-C3, Class A-3, 7.059% 2025 (4)                           1,500   1,523
 Series 1995-C3, Class A-2, 6.819% 2025 (4)                           1,500   1,509    1.69
GE Capital Mortgage Services, Inc., Series 1994-15,                   8,000   7,530    1.40
 Class A-10, 6.00% 2009
Nomura Asset Securities Corp., Series 1998-D6,                        7,339   7,267    1.35
 Class A-A1, 6.28% 2030
Deutsche Mortgage & Asset Receiving Corp.,                            7,023   6,903    1.28
 Series 1998-C1, Class A-1, 6.22% 2007
Structured Asset Securities Corp.:
 Series 1998-RF2, Class A, 8.567% 2027 (3) (4)                        3,195   3,341
 Series 1998-RF1, Class A,  8.690% 2027 (3) (4)                       3,011   3,162
 Series 1996-CFL, Class A1-C, 5.944% 2028 (4)                            51      51    1.22
Mortgage Capital Funding, Inc., Series 1998-MC1,                      6,062   6,114    1.14
 Class A-1 6.42% 2030
CS First Boston Mortgage Securities Corp.,                            5,905   5,845    1.09
 Series 1998-C1, Class A-1A, 6.26% 2040
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2008                                 3,000   2,942
 Series 1998-1, Class A-1, 6.34% 2030                                 2,800   2,787    1.06
Security National Mortgage Loan Trust, Series 1999-1,                 5,000   4,928     .92
 Class A-2, 8.353% 2030 (3)
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                2,373   2,342
 Series 1998-C2, Class A-1, 5.80% 2006                                1,438   1,405     .70
AMRESCO Commercial Mortgage Funding I Corp.,                          3,395   3,425     .64
 Series 1997-C1, Class A-1, 6.73%  2029
J.P. Morgan Commercial Mortgage Finance Corp.,                        3,000   3,024     .56
 Series 1995-C1, Class A-2, 7.392% 2010 (4)
Nationsbanc Montgomery Funding Corp.,                                 2,891   2,798     .52
 Series 1998-5, Class A-1, 6.00% 2013
First Nationwide Trust, Series 1999-2,                                2,104   2,036     .38
 Class IPP-A-1, 6.50% 2029
Freddie Mac Loan Receivables Trust, Series 1998-A,                    2,000   1,917     .36
 Class A-3, 6.69% 2020 (3)
LB Commerical Conduit Mortgage Trust, Series 1998-C1,                 1,780   1,777     .33
 Class A-1, 6.33% 2030
DLJ Mortgage Acceptance Corp., Series 1996-CF1,                       1,574   1,610     .30
 Class A1-A, 7.28% 2028
GMAC Commercial Mortgage Securities, Inc.,                            1,500   1,503     .28
 Series 1997-C1, Class A-3, 6.869% 2007
DLJ Commercial Mortgage Corp., Series 1998-CF2,                       1,250   1,215     .22
 Class A-1B, 6.24% 2031
Norwest Asset Securities Corp., Series 1998-31,                       1,231   1,212     .22
 Class A-1, 6.25% 2014
Ryland Acceptance Corp., Series 88, Class E, 7.95% 2019                 748     762     .14

Asset-Backed Obligations (1) -  10.19%
Green Tree Financial Corp.:
 Series 1995-9, Class A-5, 6.80% 2027                                 5,000   5,022
 Series 1996-7, Class A-6, 7.65% 2027                                 3,000   3,077
 Series 1997-6, Class A-7, 7.14% 2029                                 2,500   2,535
 Series 1997-6, Class A-6, 6.90% 2029                                 2,500   2,521
 Series 1996-10, Class A-5, 6.83% 2028                                2,500   2,501
 Series 1999-2, Class A-2, 5.84% 2030                                 2,500   2,477
 Series 1995-3, Class A-5, 7.30% 2025                                 2,050   2,061    3.76
EQCC Home Equity Loan Trust, Series 1999-2,                           5,000   4,978     .93
 Class A-3F, 6.347% 2022
Puerto Rico Public Financing Corp., Series 1999-1,                    4,832   4,763     .89
 Class A, 6.15% 2008
Chase Credit Card Master Trust, Series 1997-5,                        4,000   4,029     .75
 Class A, 6.194% 2005
First Chicago Master Trust II, Series 1995-M,                         3,500   3,505     .65
 Class A, 5.143% 2003 (4)
Chevy Chase Master Credit Card Trust II,                              3,000   2,985     .56
 Series 1996-C, Class A,  5.009% 2007 (4)
Triad Auto Receivables Owner Trust, Series 1999-1,                    3,000   2,967     .55
 Class A-2, 6.09% 2005
ComEd Transitional Funding Trust:
 Series 1998-1, Class A-5, 5.44% 2005                                 1,600   1,532
 Series 1998-1, Class A-7, 5.74% 2008                                 1,500   1,409     .54
Standard Credit Card Master Trust I, Series 1994-4,                   2,500   2,611     .48
 Class A, 8.25% 2003
Sears Credit Account Master Trust, Series 1998-2,                     2,275   2,178     .40
 Class A, 5.25% 2008
PECO Energy Transition Trust, Series 1999-1,                          2,000   1,924     .36
 Class A-7, 6.13% 2009
Citibank Credit Card Master Trust I, Series 1998-9,                   1,800   1,721     .32
 Class A, 5.30% 2006

Federal Agency Obligations - Other - 3.48%
Federal Home Loan Banks:
 5.625% 2001                                                          5,000   4,991
 5.125% 2003                                                          2,500   2,416    1.38
Freddie Mac, 5.75% 2008                                               4,500   4,354     .81
Fannie Mae:
 5.75% 2005                                                           3,000   2,945
 6.00% 2008                                                           1,000     985     .73
Tennessee Valley Authority, Series G, 5.375% 2008                     3,250   3,042     .56

Collateralized Mortgage Obligations (Federal
 Agencies) (1)  -  3.27%
Freddie Mac:
 Series 1567, Class A, 5.338% 2023 (4)                                7,077   6,900
 Series 1716, Class A, 6.50% 2009                                     2,250   2,218
 Series 1507, Class JZ, 7.00% 2023                                      608     592
 Series 2030, Class F, 5.403% 2028  (4)                                 286     288
 Series 83-B, Class B-3, 12.50% 2013                                    258     285    1.91
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                 5,635   5,329
 Series 1998-M6, Class A-2, 6.32% 2008                                1,000     988
 Series 1997-28, Class C, 7.00% 2027                                  1,000     984    1.36

Development Authorities-  2.39%
Inter-American Development Bank  8.875% 2009                         10,000  11,831    2.20
Asian Development Bank  5.75% 2003                                    1,000     992     .19

Financial -  0.32%
Toyota Motor Credit Corp. 6.00% 2003                                  1,750   1,736     .32

Foriegn Governmental Authorities -  0.20%
KfW International Finance Inc. 7.625% 2004                            1,000   1,050     .20
                                                                           ------------------
TOTAL BONDS & NOTES (cost: $528,892,000)                                    525,280   97.69



Short-Term Securities
Corporate Short-Term Notes - 3.62%
--------------------------------------------
General Electric Capital Corp. 4.93% due 6/1/1999                    19,500  19,497    3.62
                                                                           ------------------
TOTAL SHORT-TERM SECURITIES (cost: $19,497,000)                              19,497    3.62
                                                                           ------------------
TOTAL INVESTMENT SECURITIES (cost:A28 $548,389,000)                         544,777  101.31
Excess of payables over cash and receivables                                  7,056    1.31
                                                                           ------------------
NET ASSETS                                                                  537,721 100.00%
                                                                           ------------------
                                                                           ------------------


(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therfore, the effective maturity is shorter than the stated maturity.
(2) Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.
(3) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(4) Coupon rate may change periodically.

See Notes to Financial Statements


American Variable Insurance Series
Cash Management Fund
Investment Portfolio, May 31, 1999
                                                                                (Unaudited)
                                                               Principa  Market
                                                                Amount    Value Percent of
Short-Term Securities                                            (000)    (000) Net Assets


Corporate Short-Term Notes - 71.95%

Coca-Cola Co.:
     4.75% due 6/24/1999 (1)                                    $5,000   $4,984      2.56%
     4.79% due 7/23/1999                                         3,100      3078
American Express Credit Corp. 4.80% due 6/14/1999                8,000      7985     2.53
Halliburton Co. 4.78%-4.85% due 6/17-7/28/1999                   7,800      7767     2.46
Electronic Data Systems Corp. 4.78% due 6/3/1999 (1)             7,600      7597     2.41
Albertson's, Inc. 4.78%-4.79% due 6/4-6/7/1999 (1)               7,300      7295     2.32
Anheuser-Busch Cos, Inc. 4.76% due 6/2/1999                      7,000      6998     2.22
Bell Atlantic Network Funding Corp. 4.77% due 6/10/1999          7,000      6991     2.22
Commercial Credit Co. 4.81% due 6/10/1999                        7,000      6991     2.22
Ameritech Corp. 4.75%-4.76% due 6/11-6/23/1999                   7,000    6,985      2.22
H.J. Heinz Co. 4.77%-4.79% due 6/15/-7/6/1999                    7,000      6980     2.22
American General Finance Corp. 4.80% due 7/12/1999               7,000      6961     2.21
Equilon Enterprises LLC 4.81% due 6/3/1999                       6,600      6597     2.09
Xerox Corp. 4.77%-4.80% due 6/7-6/18/1999                        6,282      6269     1.99
Ford Motor Credit Co. 4.78% due 6/15/1999                        6,000    5,988      1.90
Gannett Co. 4.77%-4.80% due 6/9-6/22/1999 (1)                    6,000      5987     1.90
IBM Credit Corp. 4.80% due 7/22/1999                             6,000    5,959      1.89
Sara Lee Corp. 4.76% due 6/11/1999                               5,950    5,941      1.89
Motorola Credit Corp.  4.81% due 6/1/1999                        5,900    5,899      1.87
CIT Group Holdings, Inc. 4.82% due 7/13/1999                     5,900    5,866      1.86
Abbott Laboratories 4.75%-4.77% due 6/1-6/3/1999                 5,800      5799     1.84
Campbell Soup Co. 4.78%-4.80% due 6/16-7/16/1999                 5,700      5668     1.80
Schering Corp. 4.81% due 7/26/1999                               5,600    5,558      1.76
A.I. Credit Corp. 4.77% due 6/2/1999                             5,500      5499     1.75
BellSouth Telecommunications, Inc. 4.80% due 7/15/1999           5,100      5069     1.61
Bestfoods 4.77% due 6/7/1999 (1)                                 5,000      4995     1.59
Lucent Technologies Inc. 4.78% due 6/9/1999                      5,000      4994     1.59
Pfizer Inc 4.75% due 6/14/1999 (1)                               5,000    4,991      1.58
Kellogg Co. 4.76% due 6/18/1999                                  5,000    4,988      1.58
Harvard University 4.76% due 6/21/1999                           5,000      4986     1.58
Procter & Gamble Co. 4.75% due 6/24/1999                         5,000      4984     1.58
Household Finance Corp. 4.80% due 6/25/1999                      5,000      4983     1.58
American Home Products Corp. 4.83% due 7/20/1999 (1)             5,000      4967     1.58
General Motors Acceptance Corp. 4.82% due 7/19/1999              5,000      4967     1.58
Eastman Kodak Co. 4.87% due 7/26/1999                            5,000      4962     1.58
Johnson & Johnson 4.81% due 7/12/1999 (1)                        4,800    4,773      1.52
Archer Daniels Midland Co. 4.78%-4.84% due 6/3-6/14/1999         4,300      4293     1.36
Associates First Capital Corp. 4.80% due 6/16/1999               4,200      4191     1.33
Vermont American Corp. 4.76% due 6/24/1999 (1)                   3,700      3688     1.17
AT&T Corp 4.77% due 6/17/1999                                    2,000      1996     0.63
Chevron Corp. 4.84% due 6/25/1999                                1,200      1196     0.38

Federal Agency Discount Notes - 28.39%
Freddie Mac 4.685%-4.77% due  6/4-7/16/1999                     55,100     54901    17.43
Fannie Mae 4.68%-4.77% due 6/4-7/19/1999                        23,000     22957     7.29
Federal Home Loan Banks 4.67%-4.71% due 6/11-7/2/1999           11,600     11571     3.67
                                                                       -------------------
TOTAL INVESTMENT SECURITIES (cost: $316,094,000)                          316094   100.34
Excess of payables over cash and receivables                                1062     0.34
                                                                       -------------------
NET ASSETS                                                             $315,032    100.00%
                                                                       ===================

(1) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified
    institutional buyers.
                                                                                                                        Federal Home
Loan Mortgage Corp. 5.41%-5.46% due 6/9-6/24/97
See Notes to Financial Statements


American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
at May 31, 1999 (unaudited)
(dollars in thousands, except per-share
 data)                                            Global
                                      Global       Small              Inter-
                                      Growth Capitalizati   Growth  national
                                        Fund        Fund      Fund      Fund
---------------------------------  ---------- ---------- --------------------
ASSETS:
Investment securities at market     $372,124    $118,697 $6,913,972$2,923,357
Cash                                      80
Receivables for-
 Sales of investments                                       19,789     1,615
 Sales of fund's shares                   41         123        94       189
 Open forward currency
  contracts                               -           -         -
 Dividends and
  interest                               374         374     1,109    11,314
                                    --------- ----------  --------- ----------
                                     372,619     119,597 6,935,189 2,936,525
LIABILITIES:                        --------- ----------  --------- ----------
Payables for-
 Purchases of investments              3,829       1,388    17,895     6,881
 Repurchases of fund's shares                                3,923              1,987
 Management services                     216          78     2,252     1,426
 Distribution fees - Class 2
 Other expenses                           13           3       150     2,358
                                    --------- ----------  --------- ----------
                                       4,108       1,476    24,331    12,688
NET ASSETS AT                      ---------- ---------- --------------------
 May 31, 1999 (Total $21,798,019)   $368,511    $118,121 $6,910,858$2,923,837
                                   ===================== =====================
Investment securities at cost       $318,567    $106,716 $4,423,332$2,150,989
                                   ===================== =====================

Class 1 (unlimited shares authorized):
 Net assets (Total $19,613,585)     $189,792     $82,677 $6,381,196$2,753,031
 Shares of beneficial interest
  outstanding                      12,830,119  6,858,500 106,934,32147,574,479
 Net asset value per share            $14.79      $12.05    $59.67    $18.66

Class 2 (unlimited shares authorized):
 Net assets (Total $21,184,434)     $178,719     $35,444  $529,662  $170,806
 Shares of beneficial interest
  outstanding                      12,089,257  2,943,624 8,881,243 9,167,004
 Net asset value per share            $14.78      $12.04    $59.64    $18.63



Statement of Assets and Liabilities
at May 31, 1999 (unaudited)
(dollars in thousands, except per-share
 data)
                                     Growth-       Asset           High-Yield
                                      Income  Allocation      Bond      Bond
                                        Fund        Fund      Fund      Fund
---------------------------------  ---------- ---------- --------------------
ASSETS:
Investment securities at market    $7,886,493 $1,741,151  $238,309  $732,241
Cash                                      12          24        56        77
Receivables for-
 Sales of investments                 49,486       2,754               2,813
 Sales of fund's shares                   23         271       323
 Open forward currency
  contracts                               -           -                  125
 Dividends and
  interest                            14,708      10,161     3,783    14,424
                                    --------- ----------  --------- ----------
                                   7,950,722   1,754,361   243,308   749,680
LIABILITIES:                        --------- ----------  --------- ----------
Payables for-
 Purchases of investments             49,722       7,229     2,636     4,144
 Repurchases of fund's shares                                            461
 Management services                   2,281         644       105       320
 Distribution fees - Class 2
 Other expenses                          215          51         7        32
                                    --------- ----------  --------- ----------
                                      57,417       8,981     2,760     4,974
NET ASSETS AT                      ---------- ---------- --------------------
 May 31, 1999 (Total $21,798,019)  $7,893,305 $1,745,380  $240,548  $744,706
                                   ===================== =====================
Investment securities at cost      $6,273,213 $1,438,494  $246,561  $776,519
                                   ===================== =====================

Class 1 (unlimited shares authorized):
 Net assets (Total $19,613,585)    $7,078,704 $1,504,573  $182,752  $662,679
 Shares of beneficial interest
  outstanding                      180,678,90 92,833,012 18,136,49349,425,310
 Net asset value per share            $39.18      $16.21    $10.08    $13.41

Class 2 (unlimited shares authorized):
 Net assets (Total $21,184,434)     $814,601    $240,807   $57,796   $82,027
 Shares of beneficial interest
  outstanding                      20,805,084 14,867,993 5,739,485 6,121,943
 Net asset value per share            $39.15      $16.20    $10.07    $13.40



Statement of Assets and Liabilities
at May 31, 1999 (unaudited)
(dollars in thousands, except per-s     U.S.
 data)                             Government/
                                   AAA-Rated        Cash
                                   Securities Management
                                        Fund        Fund
---------------------------------  ---------- ----------
ASSETS:
Investment securities at market     $544,777    $316,094
Cash                                      99         139
Receivables for-
 Sales of investments                  1,555          -
 Sales of fund's shares                  953                           -
 Open forward currency
  contracts                               -           -
 Dividends and
  interest                             4,239          -
                                    --------- ----------
                                     551,623     316,233
LIABILITIES:                        --------- ----------
Payables for-
 Purchases of investments             13,635                           -
 Repurchases of fund's shares                                 1,067
 Management services                     233         116
 Distribution fees - Class 2                                          8
 Other expenses                           21          10
                                    --------- ----------
                                      13,902       1,201
NET ASSETS AT                      ---------- ----------
 May 31, 1999 (Total $21,798,019)   $537,721    $315,032
                                   =====================
Investment securities at cost       $548,389    $316,094
                                   =====================

Class 1 (unlimited shares authorized):
 Net assets (Total $19,613,585)     $499,421    $278,760
 Shares of beneficial interest
  outstanding                      45,201,808 25,106,149
 Net asset value per share            $11.05      $11.10

Class 2 (unlimited shares authorized):
 Net assets (Total $21,184,434)      $38,300     $36,272
 Shares of beneficial interest
  outstanding                      3,468,672   3,268,948
 Net asset value per share            $11.04      $11.10


American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Operations
for the six months ended May 31, 1999
(unaudited)
(dollars in thousands)


                                                    Global
                                        Global       Small            Inter-
                                        Growth Capitalizati  Growth national
                                          Fund        Fund     Fund     Fund
                                    ----------  ---------- -------------------
INVESTMENT INCOME:
Income:
 Dividends                              $1,551        $575   $9,753  $28,210
 Interest                                1,232         342    9,349    4,964
                                    ----------  ---------- -------------------
                                         2,783         917   19,102   33,174
                                    ----------  ---------- -------------------
Expenses:
 Management services fee                 1,096         385   12,406    8,130
 Distribution fees - Class 2               191          33      528      188
 Reports to shareholders                     6           2      122       54
 Registration statement and
  prospectus                                 3           2       52       21
 Postage, stationery and
  supplies                                   1                   32       15
 Trustees' fees                              2                   33       16
 Auditing and legal fees                     3           1       62       30
 Custodian fee                              39           9       48      790
 Taxes other than federal
  income tax                                 4           1       87       35
 Other expenses                              2           1       37       42
                                    ----------  ---------- -------------------
                                         1,347         434   13,407    9,321
                                    ----------  ---------- -------------------
 Net investment income                   1,436         483    5,695   23,853
                                    ----------  ---------- -------------------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                    17,949      11,312  580,613  217,486
                                    ----------  ---------- -------------------
Net change in unrealized appreciation
 (depreciation) on investments          28,130      15,688  866,151  155,210
Net change in unrealized appreciation
 on open forward currency contract           -           -        -        -
                                    ----------  ---------- -------------------
Net unrealized appreciation
 (depreciation)                         28,130      15,688  866,151  155,210
                                    ----------  ---------- -------------------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                         46,079      27,000 1,446,764 372,696
                                    ----------  ---------- -------------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $47,515     $27,483 $1,452,45$396,549
                                     =========   ========= ====================




                                                                       High-
                                       Growth-       Asset             Yield
                                        Income  Allocation     Bond     Bond
                                          Fund        Fund     Fund     Fund
                                     ---------  ---------- -------------------
INVESTMENT INCOME:
Income:
 Dividends                             $58,385     $10,460 $     182    $433
 Interest                               21,076      23,584    8,690   37,478
                                    ----------  ---------- -------------------
                                        79,461      34,044    8,872   37,911
                                    ----------  ---------- -------------------
Expenses:
 Management services fee                12,894       3,675      598    1,893
 Distribution fees - Class 2               851         256       64       93
 Reports to shareholders                   141          32        5       14
 Registration statement and
  prospectus                                52          14        2        6
 Postage, stationery and
  supplies                                  41           9        1        4
 Trustees' fees                             42          10        1        4
 Auditing and legal fees                    79          18        3        9
 Custodian fee                              74          20        7       12
 Taxes other than federal
  income tax                                91          20        3        9
 Other expenses                             38          11        1        6
                                    ----------  ---------- -------------------
                                        14,303       4,065      685    2,050
                                    ----------  ---------- -------------------
 Net investment income                  65,158      29,979    8,187   35,861
                                    ----------  ---------- -------------------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                   732,045      59,338      297   (4,764)
                                    ----------  ---------- -------------------
Net change in unrealized appreciation
 (depreciation) on investments         147,004      24,787   (6,438)  (4,875)
Net change in unrealized appreciation
 on open forward currency contract                                5      134
                                    ---------- ----------- -------------------
Net unrealized appreciation
 (depreciation)                        147,004      24,787   (6,433)  (4,741)
                                    ---------- ----------- -------------------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                        879,049      84,125   (6,136)  (9,505)
                                    ----------  ---------- -------------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS            $944,207    $114,104   $2,051  $26,356
                                     =========   ========= ==================




                                          U.S.
                                   Government/        Cash
                                     AAA-Rated     Manage-
                                    Securities        ment
                                          Fund        Fund
                                  ------------- ----------
INVESTMENT INCOME:
Income:
 Dividends                                              -
 Interest                              $18,027      $7,379
                                    ----------  ----------
                                        18,027       7,379
                                    ----------  ----------
Expenses:
 Management services fee                 1,407         664
 Distribution fees - Class 2                45          45
 Reports to shareholders                    10           6
 Registration statement and
  prospectus                                             3
 Postage, stationery and
  supplies                                   3           2
 Trustees' fees                              3           2
 Auditing and legal fees                     6           3
 Custodian fee                               6           3
 Taxes other than federal
  income tax                                 7           3
 Other expenses                              4           3
                                    ----------  ----------
                                         1,496         734
                                    ----------  ----------
 Net investment income                  16,531       6,645
                                    ----------  ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                       121           -
                                    ----------  ----------
Net change in unrealized appreciation
 (depreciation) on investments         (19,157)          -
Net change in unrealized appreciation
 on open forward currency contract           -           -
                                  ------------- ----------
Net unrealized appreciation
 (depreciation)                        (19,157)          -
                                  ------------- ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                        (19,036)                          -
                                    ----------  ----------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             ($2,505)     $6,645
                                  =============  =========


See Notes to Financial Statements



American Variable Insurance Series
FINANCIAL STATEMENTS

                                                                                 Global
                                                                                  Small
Statement of Changes in Net Assets                        Global            Capitalization
(dollars in thousands)                               Growth Fund                   Fund
                                                     ----------- ------------------------------------
                                                      Six months Year ended  Six months Period ended
                                                           ended November 30      ended November 30,
                                                         May 31,       1998     May 31,   1998 (2)
                                                        1999 (1)               1999 (1)
----------------------------------                   ----------- ---------------------- -----------
OPERATIONS:
Net investment income                                     $1,436     $1,980        $483       $409
Net realized gain (loss) on investments                   17,949      9,087      11,312        925
Net unrealized appreciation (depreciation)
 on investments                                           28,130     26,951      15,688     (3,708)
                                                     ----------- ---------------------- -----------
 Net increase (decrease) in net assets
  resulting from operations                               47,515     38,018      27,483     (2,374)
                                                     ----------- ---------------------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                    (511)    (1,226)      (178)      (194)
 Class 2                                                    (307)      (766)       (48)       (36)
                                                     ----------- ---------------------- -----------
  Total dividends from net investment income                (818)    (1,992)      (226)      (230)
Distributions from net realized gain on
 investments                                              (8,908)      (277)    (1,116)            -
                                                     ----------- ---------------------- -----------
Total dividends and distributions                         (9,726)    (2,269)    (1,342)       (230)
                                                     ----------- ---------------------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               36,781     45,339      16,696     50,353
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          5,115      1,395                    194
  Cost of shares repurchased                              (3,453)   (15,055)                (2,874)
                                                     ----------- ---------------------- -----------
  Net increase (decrease) from Class 1                    38,443     31,679       8,727     47,673
  transactions
                                                     ----------- ---------------------- -----------
 Class 2:
  Proceeds from shares sold                               33,503     61,131      10,960     17,199
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          4,611        874         321         36
  Cost of shares repurchased                              (1,137)      (893)       (270)       (62)
                                                     ----------- ---------------------- -----------
  Net increase from Class 2 transactions                  36,977     61,112      11,011     17,173
 Net increase (decrease) in net                      ----------- ---------------------- -----------
  assets resulting from capital share
  transactions                                            75,420     92,791      19,738     64,846
                                                     ----------- ---------------------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  113,209    128,540      45,879     62,242

NET ASSETS:
Beginning of period                                      255,302    126,762      72,242  10,000 (3)
                                                     ----------- ---------------------- -----------
End of period                                           $368,511   $255,302    $118,121    $72,242
                                                    ============ ===================================
Undistributed net investment income                         $914       $296        $439       $182
                                                    ============ ===================================
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                          2,575,531  3,748,614   1,553,790  5,351,886
  Shares issued on reinvestment of dividends
   and distributions                                     384,819    118,716                 23,072
  Shares repurchased                                    (242,213)(1,315,104)   (819,122)  (355,692)
                                                     ----------- ---------------------- -----------
   Net increase (decrease) in shares outstanding       2,718,137  2,552,226     839,234  5,019,266
                                                    ============ ===================================
 Class 2:
  Shares sold                                          2,324,231  5,120,157   1,023,272  1,915,704
  Shares issued on reinvestment of dividends
   and distributions                                     347,548     73,850      32,884      4,349
  Shares repurchased                                     (79,481)   (78,598)    (24,733)    (7,852)
                                                     ----------- ---------------------- -----------
   Net increase in shares outstanding                  2,592,298  5,115,409   1,031,423  1,912,201
                                                    ============ ===================================





Statement of Changes in Net Assets                                          International
(dollars in thousands)                               Growth Fund                   Fund
                                                     ----------- -----------------------------------
                                                     Six months  Year ended  Six months Year ended
                                                           ended November 30      ended November 30,
                                                         May 31,       1998     May 31,       1998
                                                        1999 (1)               1999 (1)
----------------------------------                   ----------- ---------------------- -----------
OPERATIONS:
Net investment income                                     $5,695    $19,359     $23,853    $37,231
Net realized gain (loss) on investments                  580,613    847,243     217,486     47,635
Net unrealized appreciation (depreciation)
 on investments                                          866,151    296,599     155,210    335,472
                                                     ----------- ---------------------- -----------
 Net increase (decrease) in net assets
  resulting from operations                            1,452,459  1,163,201     396,549    420,338
                                                     ----------- ---------------------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (10,898)   (16,761)     (6,347)   (45,333)
 Class 2                                                    (246)      (125)       (250)    (1,201)
                                                     ----------- ---------------------- -----------
  Total dividends from net investment income             (11,144)   (16,886)     (6,597)   (46,534)
Distributions from net realized gain on
 investments                                            (825,168)  (580,855)    (50,248)  (272,318)
                                                     ----------- ---------------------- -----------
Total dividends and distributions                       (836,312)  (597,741)    (56,845)  (318,852)
                                                     ----------- ---------------------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               51,381    109,347      14,557     41,886
  Proceeds from shares issued on reinvestment
   of dividends and distributions                        788,630    586,639      54,179    312,120
  Cost of shares repurchased                            (348,319)  (589,670)   (231,309)  (471,251)
                                                     ----------- ---------------------- -----------
  Net increase (decrease) from Class 1                   491,692    106,316    (162,573)  (117,245)
  transactions
                                                     ----------- ---------------------- -----------
 Class 2:
  Proceeds from shares sold                              132,804    195,304      26,455     68,884
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         47,682     11,102       2,666      6,732
  Cost of shares repurchased                                (575)      (457)     (1,128)    (1,263)
                                                     ----------- ---------------------- -----------
  Net increase from Class 2 transactions                 179,911    205,949      27,993     74,353
 Net increase (decrease) in net                      ----------- ---------------------- -----------
  assets resulting from capital share
  transactions                                           671,603    312,265    (134,580)   (42,892)
                                                     ----------- ---------------------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,287,750    877,725     205,124     58,594

NET ASSETS:
Beginning of period                                    5,623,108  4,745,383   2,718,713  2,660,119
                                                     ----------- ---------------------- -----------
End of period                                         $6,910,858 $5,623,108  $2,923,837 $2,718,713
                                                    ============ ===================================
Undistributed net investment income                       $1,642     $7,091     $16,881      ($375)
                                                    ============ ===================================
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            896,378  2,196,906     792,140  2,567,211
  Shares issued on reinvestment of dividends
   and distributions                                  15,431,837 13,311,288   3,194,508 21,440,773
  Shares repurchased                                  (6,141,022)(11,951,567(12,877,879)(30,137,030)
                                                     ----------- ---------------------- -----------
   Net increase (decrease) in shares outstanding      10,187,193  3,556,627  (8,891,231)(6,129,046)
                                                    ============ ===================================
 Class 2:
  Shares sold                                          2,299,716  3,926,116   1,458,984  4,258,892
  Shares issued on reinvestment of dividends
   and distributions                                     933,831    252,355     157,298    460,573
  Shares repurchased                                     (10,150)   (10,179)    (61,972)   (83,746)
                                                     ----------- ---------------------- -----------
   Net increase in shares outstanding                  3,223,397  4,168,292   1,554,310  4,635,719
                                                    ============ ===================================



                                                                                  Asset
Statement of Changes in Net Assets                       Growth-             Allocation
(dollars in thousands)                               Income Fund                   Fund
                                                     ----------- ---------------------- ------------
                                                      Six months Year ended  Six months Year ended
                                                           ended November 30      ended November 30,
                                                         May 31,       1998     May 31,       1998
                                                        1999 (1)               1999 (1)
----------------------------------                   ----------- ---------------------- -----------
OPERATIONS:
Net investment income                                    $65,158   $119,829     $29,979    $57,128
Net realized gain (loss) on investments                  732,045  1,068,839      59,338    115,877
Net unrealized appreciation (depreciation)
 on investments                                          147,004   (236,509)     24,787      6,383
                                                     ----------- ---------------------- -----------
 Net increase (decrease) in net assets
  resulting from operations                              944,207    952,159     114,104    179,388
                                                     ----------- ---------------------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (53,862)  (115,861)    (25,790)   (51,238)
 Class 2                                                  (4,366)    (5,220)     (3,162)    (3,336)
                                                     ----------- ---------------------- -----------
  Total dividends from net investment income             (58,228)  (121,081)    (28,952)   (54,574)
Distributions from net realized gain on
 investments                                          (1,064,215)  (633,062)   (115,203)   (78,277)
                                                     ----------- ---------------------- -----------
Total dividends and distributions                     (1,122,443)  (754,143)   (144,155)  (132,851)
                                                     ----------- ---------------------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               14,397     79,575      10,891     55,514
  Proceeds from shares issued on reinvestment
   of dividends and distributions                      1,032,113    730,769     128,513    126,847
  Cost of shares repurchased                            (501,752)  (713,841)   (104,723)  (120,895)
                                                     ----------- ---------------------- -----------
  Net increase (decrease) from Class 1                   544,758     96,503      34,681     61,466
  transactions
                                                     ----------- ---------------------- -----------
 Class 2:
  Proceeds from shares sold                              169,068    363,643      55,262    121,817
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         90,330     23,374      15,642      6,004
  Cost of shares repurchased                                (332)      (829)       (765)      (195)
                                                     ----------- ---------------------- -----------
  Net increase from Class 2 transactions                 259,066    386,188      70,139    127,626
 Net increase (decrease) in net                      ----------- ---------------------- -----------
  assets resulting from capital share
  transactions                                           803,824    482,691     104,820    189,092
                                                     ----------- ---------------------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  625,588    680,707      74,769    235,629

NET ASSETS:
Beginning of period                                    7,267,717  6,587,010   1,670,611  1,434,982
                                                     ----------- ---------------------- -----------
End of period                                         $7,893,305 $7,267,717  $1,745,380 $1,670,611
                                                    ============ ===================================
Undistributed net investment income                      $35,323    $28,393     $15,750    $14,723
                                                    ============ ===================================
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            381,142  2,066,094     685,175  3,472,672
  Shares issued on reinvestment of dividends
   and distributions                                  28,899,632 20,193,738   8,320,875  8,206,467
  Shares repurchased                                 (13,202,820)(18,531,056 (6,536,770)(7,525,015)
                                                     ----------- ---------------------- -----------
   Net increase (decrease) in shares outstanding      16,077,954  3,728,776   2,469,280  4,154,124
                                                    ============ ===================================
 Class 2:
  Shares sold                                          4,431,854  9,296,520   3,441,538  7,514,429
  Shares issued on reinvestment of dividends
   and distributions                                   2,529,995    643,598   1,013,206    385,691
  Shares repurchased                                      (8,989)   (23,804)    (47,418)   (12,673)
                                                     ----------- ---------------------- -----------
   Net increase in shares outstanding                  6,952,860  9,916,314   4,407,326  7,887,447
                                                    ============ ===================================




Statement of Changes in Net Assets                                           High-Yield
(dollars in thousands)                                 Bond Fund              Bond Fund
                                                     ----------- ---------------------- ------------
                                                      Six months Year ended  Six months Year ended
                                                           ended November 30      ended November 30,
                                                         May 31,       1998     May 31,       1998
                                                        1999 (1)               1999 (1)
----------------------------------                   ----------- ---------------------- -----------
OPERATIONS:
Net investment income                                     $8,187    $12,668     $35,861    $70,319
Net realized gain (loss) on investments                      297      1,054      (4,764)     6,948
Net unrealized appreciation (depreciation)
 on investments                                           (6,433)    (4,888)     (4,741)   (66,774)
                                                     ----------- ---------------------- -----------
 Net increase (decrease) in net assets
  resulting from operations                                2,051      8,834      26,356     10,493
                                                     ----------- ---------------------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (6,003)    (9,573)    (31,582)   (65,776)
 Class 2                                                  (1,585)    (1,605)     (3,235)    (3,726)
                                                     ----------- ---------------------- -----------
  Total dividends from net investment income              (7,588)    (11,178)   (34,817)    (69,502)
Distributions from net realized gain on
 investments                                              (1,079)    (1,717)    (10,694)    (8,320)
                                                     ----------- ---------------------- -----------
Total dividends and distributions                         (8,667)   (12,895)    (45,511)   (77,822)
                                                     ----------- ---------------------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               11,894     64,860      13,004     45,293
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          6,863     11,132      41,311     73,843
  Cost of shares repurchased                             (16,952)   (18,584)    (88,930)  (107,252)
                                                     ----------- ---------------------- -----------
  Net increase (decrease) from Class 1                     1,805     57,408     (34,615)    11,884
  transactions
                                                     ----------- ---------------------- -----------
 Class 2:
  Proceeds from shares sold                               13,574     33,674      13,853     49,128
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          1,804      1,763       4,200      3,979
  Cost of shares repurchased                              (1,298)    (1,431)     (1,879)    (1,418)
                                                     ----------- ---------------------- -----------
  Net increase from Class 2 transactions                  14,080     34,006      16,174     51,689
 Net increase (decrease) in net                      ----------- ---------------------- -----------
  assets resulting from capital share
  transactions                                            15,885     91,414     (18,441)    63,573
                                                     ----------- ---------------------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    9,269     87,353     (37,596)    (3,756)

NET ASSETS:
Beginning of period                                      231,279    143,926     782,302    786,058
                                                     ----------- ---------------------- -----------
End of period                                           $240,548   $231,279    $744,706   $782,302
                                                    ============ ===================================
Undistributed net investment income                       $4,105     $3,506     $18,788    $17,744
                                                    ============ ===================================
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                          1,163,124  6,220,296     964,459  3,143,506
  Shares issued on reinvestment of dividends
   and distributions                                     680,037  1,070,589   3,120,199  5,138,832
  Shares repurchased                                  (1,657,130)(1,789,981) (6,576,462)(7,540,786)
                                                     ----------- ---------------------- -----------
   Net increase (decrease) in shares outstanding         186,031  5,500,904  (2,491,804)   741,552
                                                    ============ ===================================
 Class 2:
  Shares sold                                          1,328,200  3,219,589   1,025,308  3,361,669
  Shares issued on reinvestment of dividends
   and distributions                                     178,826    169,961     317,397    280,937
  Shares repurchased                                    (127,224)  (137,744)   (139,091)  (105,506)
                                                     ----------- ---------------------- -----------
   Net increase in shares outstanding                  1,379,802  3,251,806   1,203,614  3,537,100
                                                    ============ ===================================



                                                            U.S.
                                                     Government/
                                                       AAA-Rated                   Cash
Statement of Changes in Net Assets                    Securities             Management
(dollars in thousands)                                      Fund                   Fund
                                                      ---------- -----------------------------------
                                                      Six months Year ended  Six months Year ended
                                                           ended November 30      ended November 30,
                                                         May 31,       1998     May 31,       1998
                                                        1999 (1)               1999 (1)
----------------------------------                   ----------- ---------------------- -----------
OPERATIONS:
Net investment income                                    $16,531    $30,885      $6,645    $13,045
Net realized gain (loss) on investments                      121      4,748           -          1
Net unrealized appreciation (depreciation)
 on investments                                          (19,157)     5,763           -          -
                                                     ----------- ---------------------- -----------
 Net increase (decrease) in net assets
  resulting from operations                               (2,505)    41,396       6,645     13,046
                                                     ----------- ---------------------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (15,254)   (29,472)     (6,356)   (11,431)
 Class 2                                                    (980)      (938)       (850)      (984)
                                                     ----------- ---------------------- -----------
  Total dividends from net investment income             (16,234)   (30,410)     (7,206)   (12,415)
Distributions from net realized gain on
 investments                                                   -          -           -          -
                                                     ----------- ---------------------- -----------
Total dividends and distributions                        (16,234)   (30,410)     (7,206)   (12,415)
                                                     ----------- ---------------------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               19,327     97,521     133,218    269,818
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         15,254     29,472       6,356     11,431
  Cost of shares repurchased                             (54,449)   (71,432)   (109,736)  (258,426)
                                                     ----------- ---------------------- -----------
  Net increase (decrease) from Class 1                   (19,868)    55,561      29,838     22,823
  transactions
                                                     ----------- ---------------------- -----------
 Class 2:
  Proceeds from shares sold                               10,117     26,930      19,884     40,995
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            980        938         850        984
  Cost of shares repurchased                              (3,598)    (3,235)    (18,495)   (21,792)
                                                     ----------- ---------------------- -----------
  Net increase from Class 2 transactions                   7,499     24,633       2,239     20,187
 Net increase (decrease) in net                      ----------- ---------------------- -----------
  assets resulting from capital share
  transactions                                           (12,369)    80,194      32,077     43,010
                                                     ----------- ---------------------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (31,108)    91,180      31,516     43,641

NET ASSETS:
Beginning of period                                      568,829    477,649     283,516    239,875
                                                     ----------- ---------------------- -----------
End of period                                           $537,721   $568,829    $315,032   $283,516
                                                    ============ ===================================
Undistributed net investment income                       $8,233     $7,936      $3,410     $3,971
                                                    ============ ===================================
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                          1,713,832  8,582,116  12,013,762 24,352,691
  Shares issued on reinvestment of dividends
   and distributions                                   1,364,633  2,630,834     576,848  1,037,352
  Shares repurchased                                  (4,850,318)(6,349,283) (9,891,015)(23,299,957)
                                                     ----------- ---------------------- -----------
   Net increase (decrease) in shares outstanding      (1,771,853) 4,863,667   2,699,595  2,090,086
                                                    ============ ===================================
 Class 2:
  Shares sold                                            896,111  2,379,800   1,794,863  3,700,810
  Shares issued on reinvestment of dividends
   and distributions                                      87,756     83,414      77,114     89,256
  Shares repurchased                                    (320,149)  (287,245) (1,669,880)(1,966,921)
                                                     ----------- ---------------------- -----------
   Net increase in shares outstanding                    663,718  2,175,969     202,097  1,823,145
                                                    ============ ===================================



(1) Unaudited
(2) For the period April 30, 1998, commencement of operations, through November 30, 1998.
(3) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest.
See Notes to Financial Statements


Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 10 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  Each fund in the series is authorized to offer multiple classes of shares. Currently, each fund offers two classes of shares: Class 1 and Class 2. Class 1 shares are not subject to either an initial or contingent deferred sales charge nor have they adopted a plan of distribution to cover any distribution expenses. Class 2 shares are subject to certain fees pursuant to a Plan of Distribution as described below. Both classes of shares have identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only individual classes. Income, expenses, and any realized capital gains and losses not specific to a particular class will be allocated to each class on the basis of the net asset value of that class in relation to net assets of the fund. Class-specific expenses will be allocated to that particular class on a specific identification basis.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the series will instruct the custodian to segregate liquid assets in an amount sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the series has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

COMMON EXPENSES - Common expenses incurred by the series are allocated among the funds, based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

2. NON-U.S. INVESTMENT RISKS

Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

3. FEDERAL INCOME TAXATION                                       The series
complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the series is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the series.

 The U.S. Government/AAA-Rated Securities Fund had available at the beginning of its fiscal year a net capital loss carryforward totaling $15,528,000, which may be used to offset capital gains realized during subsequent years through November 30, 2005, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures for and as of the six months ended May 31, 1999 are as follows:



                            Global Global Small
                            Growth Capitalizati Growth Interna-
                              Fund        Fund    Fund tional Fund

For the six months ended
 May 31, 1999

 Tax basis net capital
  gain (loss)              $17,937     $11,179 $580,403$211,036
 Tax basis net currency
  gain (loss)                   12           -     207       23

As of May 31, 1999 (tax
 basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation              66,698      21,949 2,682,44 876,233
 Unrealized
  depreciation              13,141       9,968 191,806  103,865
 Net unrealized
  appreciation
  (depreciation)            53,557      11,981 2,490,64 772,368
 Cost of portfolio
  securities               318,567     106,716 4,423,332,150,989

                           Growth-       Asset         High-Yield
                            Income  Allocation    Bond     Bond
                              Fund        Fund    Fund     Fund


For the six months ended
 May 31, 1999

 Tax basis net capital
  gain (loss)             $732,041     $59,374    $323  ($9,822)
 Tax basis net currency
  gain (loss)                    4         (36)    (21)   1,290

As of May 31, 1999 (tax
 basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation           1,917,490     354,933   2,999   30,743
 Unrealized
  depreciation             304,210      52,276  11,251   75,021
 Net unrealized
  appreciation
  (depreciation)         1,613,280     302,657  (8,252) (44,278)
 Cost of portfolio
  securities             6,273,213   1,438,494 246,561  776,519

                     U.S. Governmen       Cash
                         AAA-Rated  Management
                     Securities Fun       Fund


For the six months ended
 May 31, 1999

 Tax basis net capital
  gain (loss)                 $121           -
 Tax basis net currency
  gain (loss)                    -           -

As of May 31, 1999 (tax
 basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation               4,463           -
 Unrealized
  depreciation               8,075           -
 Net unrealized
  appreciation
  (depreciation)            (3,612)          -
 Cost of portfolio
  securities               548,389    $316,094

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Global Growth Fund - 0.69% of the first $600 million of average net assets; 0.59% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.53% of such assets in excess of $1.2 billion; Global Small Capitalization Fund - 0.80% of the first $600 million of average net assets; and 0.74% of such assets in excess of $600 million; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; 0.35% of such assets in excess of $3.2 billion but not exceeding $5.2 billion; 0.33% of such assets in excess of $5.2 billion but not exceeding $8.4 billion; and 0.315% of such assets in excess of $8.4 billion; International Fund -0.78% of the first $600 million of average net assets; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.465% of such assets in excess of $2.0 billion; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.285% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.256% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.242% of such assets in excess of $10.5 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.36% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.32% of such assets in excess of $2.0 billion; Bond Fund - 0.60% of the first $30 million of average net assets; and 0.50% of such assets in excess of $30 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million.

 DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the six months ended May 31, 1999, distribution expenses under the Plan for the series aggregated $2,294,000. As of May 31, 1999, accrued and unpaid distribution expenses were $460,000.

 DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of May 31,1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Trustees were $518,000. Certain Trustees and officers of the series are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.

 5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The following table presents additional information for and as of May 31, 1999:



                                  Global Global Small
                                  Growth Capitalizati Growth Interna-
                                    Fund        Fund    Fund tional Fund
For the six months ended
 May 31,1999:
 Purchases of
  investment
  securities (1)                $101,407     $65,875 $1,2872744 $739,366
 Sales of invest-
  ment securities (1)             50,595      45,207 1,349,73 886,091
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds              12           -     210       34

As of May 31, 1999:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  investments                    $17,755     $11,118 $582,836$217,612

 Paid-in capital                 296,290      94,584 3,835,741,919,288



                                 Growth-       Asset         High-Yield
                                  Income  Allocation    Bond     Bond
                                    Fund        Fund    Fund     Fund
For the six months ended
 May 31,1999:
 Purchases of
  investment
  securities (1)              $1,567,891    $358,695 $70,954 $159,422
 Sales of invest-
  ment securities (1)          1,932,306     336,496  53,624  168,416
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds               4         (36)   (135)    (202)

As of May 31, 1999:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  investments                   $735,139     $59,586    $280  ($8,632)

 Paid-in capital               5,509,588   1,367,387 244,394  778,702


                           U.S. Governmen       Cash
                               AAA-Rated  Management
                           Securities Fun       Fund
For the six months ended
 May 31,1999:
 Purchases of
  investment
  securities (1)                $187,280           -
 Sales of invest-
  ment securities (1)            186,995           -
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds               -           -

As of May 31, 1999:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  investments                 $  (15,536)         $1

 Paid-in capital                 548,636     311,621


(1)  Excludes short-
term securities


 Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $1,008,000, of which $42,000 was paid by these credits rather than in cash.

 Dividend and interest income for the Global Growth Fund, the Global Small Capitalization Fund and the International Fund is recorded net of non-U.S. taxes paid. For the six months ended May 31, 1999, such non-U.S. taxes were $154,000, $20,000 and $3,487,000, respectively.

 At May 31, 1999, the Bond Fund and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S. Currency Sale Contracts                                               U.S.
                                                 Contract                  Valuation
                                                    Amount                at 5/31/99
                                          --------------------          -----------------
                                                                                       Unrealized
                                                                                     Appreciation
                                     Fund         Non-U.S.         U.S.       Amount
                            -------------- --------------- -----------------------------------------
Euro
 expiring 8/25/1999                  Bond    EUR  1,375,000$   1,464,000$   1,440,000  $   24,000
 expiring 8/3-8/25/1999     High-Yield Bon        5,321,000   5,670,000    5,568,000      102,000
Great British Pound
 expiring  6/22/1999-8/10/19High-Yield Bon   GBP  6,696,000  10,763,000   10,717,000       46,000


PER-SHARE
DATA AND
RATIOS
                                                                         <c

                                                      Net gains
                                                    (losses) on    Total
                                    Net asse    Net  securities     from
                                     value, invest- (both realiz invest-
Period                              beginnin   ment        and      ment
Ended (1)                           of perio income unrealized) operations
---------                           ----------------  --------- ---------
Global Growth Fund (2)
 Class 1
1997                                 $10.00    $.06       $ .59    $ .65
1998                                  10.62     .13        2.43     2.56
1999                                  13.02     .07        2.19     2.26
 Class 2 (4)
1997                                  10.00     .03         .60      .63
1998                                  10.61     .10        2.44     2.54
1999                                  13.02     .05        2.18     2.23
Global Small Capitalization Fund (5)
 Class 1
1998                                 $10.00    $.07       $(.92)   $(.85)
1999                                   9.11     .05        3.05     3.10
 Class 2
1998                                  10.00     .04        (.91)    (.87)
1999                                   9.10     .04        3.05     3.09
Growth Fund
 Class 1
1994                                 $32.34    $.24      $  .69   $  .93
1995                                  31.94     .33       10.63    10.96
1996                                  41.81     .24        5.17     5.41
1997                                  43.53     .27        9.61     9.88
1998                                  50.12     .19       10.91    11.10
1999                                  54.91     .06       12.92    12.98
 Class 2 (4)
1997                                  40.59     .11        9.51     9.62
1998                                  50.09     .08       10.90    10.98
1999                                  54.88    (.01)      12.92    12.91
International Fund
 Class 1
1994                                 $12.40    $.25  $     1.04   $ 1.29
1995                                  13.27     .34        1.02     1.36
1996                                  13.89     .28        1.96     2.24
1997                                  15.53     .25        1.18     1.43
1998                                  16.07     .22        2.21     2.43
1999                                  16.57     .15        2.29     2.44
 Class 2 (4)
1997                                  15.86     .13         .23      .36
1998                                  16.06     .20        2.19     2.39
1999                                  16.56     .13        2.28     2.41
Growth Income Fund
 Class 1
1994                                 $26.01    $.68      $  .14   $  .82
1995                                  25.30     .73        7.20     7.93
1996                                  31.47     .71        5.55     6.26
1997                                  35.73     .73        6.78     7.51
1998                                  39.97     .67        4.60     5.27
1999                                  40.73     .33        4.43     4.76
 Class 2 (4)
1997                                  34.10     .37        5.82     6.19
1998                                  39.94     .58        4.60     5.18
1999                                  40.70     .29        4.42     4.71
Asset Allocation Fund
 Class 1
1994                                 $12.01    $.51      $ (.57)  $ (.06)
1995                                  11.25     .50        2.69     3.19
1996                                  13.77     .53        1.89     2.42
1997                                  15.18     .55        1.94     2.49
1998                                  16.16     .58        1.27     1.85
1999                                  16.57     .29         .78     1.07
 Class 2 (4)
1997                                  14.43     .29        1.69     1.98
1998                                  16.15     .53        1.28     1.81
1999                                  16.56     .27         .78     1.05
Bond Fund (6)
 Class 1
1996                                 $10.00    $.40        $.16     $.56
1997                                  10.31     .63         .30      .93
1998                                  10.62     .67        (.15)     .52
1999                                  10.37     .36        (.26)     .10
 Class 2 (4)
1997                                  10.11     .35         .46      .81
1998                                  10.61     .65        (.15)     .50
1999                                  10.36     .34        (.25)     .09
High-Yield Bond Fund
 Class 1
1994                                 $15.17   $1.27      $(2.07)  $ (.80)
1995                                  12.89    1.32        1.10     2.42
1996                                  13.99    1.28         .54     1.82
1997                                  14.51    1.29         .43     1.72
1998                                  14.96    1.26       (1.04)     .22
1999                                  13.77     .65        (.20)     .45
 Class 2 (4)
1997                                  14.28     .69         .61     1.30
1998                                  14.95    1.25       (1.06)     .19
1999                                  13.76     .63        (.19)     .44
U.S. Government/AAA-Rated Securities Fund
 Class 1
1994                                 $12.15    $.76      $(1.30)   $(.54)
1995                                  10.80     .82         .71     1.53
1996                                  11.52     .83        (.24)     .59
1997                                  11.29     .76        (.07)     .69
1998                                  11.18     .68         .26      .94
1999                                  11.43     .34        (.39)    (.05)
 Class 2 (4)
1997                                  10.83     .38         .33      .71
1998                                  11.17     .68         .24      .92
1999                                  11.42     .32        (.39)    (.07)
Cash Management Fund
 Class 1
1994                                 $11.02    $.37       $ .02     $.39
1995                                  11.09     .63        (.02)     .61
1996                                  11.11     .54         .01      .55
1997                                  11.12     .57        (.01)     .56
1998                                  11.13     .57        (.01)     .56
1999                                  11.13     .24         .01      .25
 Class 2 (4)
1997                                  11.07     .28         .03      .31
1998                                  11.12     .55        (.02)     .53
1999                                  11.12     .23         .01      .24




                                    DividendDistri-
                                    (from nebutions             Net asset
                                    invest-   (from       Total  value,
Period                                 ment capital     distri-   end of
Ended (1)                           income)  gains)     butions   period
---------                           ----------------  --------- ---------
Global Growth Fund (2)
 Class 1
1997                                  $(.03)      -       $(.03)  $10.62
1998                                   (.14)  $(.02)       (.16)   13.02
1999                                   (.05)   (.44)       (.49)   14.79
 Class 2 (4)
1997                                   (.02)      -        (.02)   10.61
1998                                   (.11)   (.02)       (.13)   13.02
1999                                   (.03)   (.44)       (.47)   14.78
Global Small Capitalization Fund (5)
 Class 1
1998                                  $(.04)              $(.04)  $ 9.11
1999                                   (.03)  $(.13)       (.16)   12.05
 Class 2
1998                                   (.03)               (.03)    9.10
1999                                   (.02)   (.13)       (.15)   12.04
Growth Fund
 Class 1
1994                                  $(.24) $(1.09)     $(1.33) $ 31.94
1995                                   (.29)   (.80)      (1.09)   41.81
1996                                   (.29)  (3.40)      (3.69)   43.53
1997                                   (.27)  (3.02)      (3.29)   50.12
1998                                   (.17)  (6.14)      (6.31)   54.91
1999                                   (.11)  (8.11)      (8.22)   59.67
 Class 2 (4)
1997                                   (.12)      -        (.12)   50.09
1998                                   (.05)  (6.14)      (6.19)   54.88
1999                                   (.04)  (8.11)      (8.15)   59.64
International Fund
 Class 1
1994                                  $(.20) $ (.22)     $ (.42) $ 13.27
1995                                   (.33)   (.41)       (.74)   13.89
1996                                   (.31)   (.29)       (.60)   15.53
1997                                   (.27)   (.62)       (.89)   16.07
1998                                   (.28)  (1.65)      (1.93)   16.57
1999                                   (.04)   (.31)       (.35)   18.66
 Class 2 (4)
1997                                   (.16)      -        (.16)   16.06
1998                                   (.24)  (1.65)      (1.89)   16.56
1999                                   (.03)   (.31)       (.34)   18.63
Growth Income Fund
 Class 1
1994                                  $(.65) $ (.88)     $(1.53) $ 25.30
1995                                   (.73)  (1.03)      (1.76)   31.47
1996                                   (.74)  (1.26)      (2.00)   35.73
1997                                   (.72)  (2.55)      (3.27)   39.97
1998                                   (.68)  (3.83)      (4.51)   40.73
1999                                   (.31)  (6.00)      (6.31)   39.18
 Class 2 (4)
1997                                   (.35)       -       (.35)   39.94
1998                                   (.59)  (3.83)      (4.42)   40.70
1999                                   (.26)  (6.00)      (6.26)   39.15
Asset Allocation Fund
 Class 1
1994                                  $(.52) $ (.18)     $ (.70) $ 11.25
1995                                   (.50)   (.17)       (.67)   13.77
1996                                   (.53)   (.48)      (1.01)   15.18
1997                                   (.54)   (.97)      (1.51)   16.16
1998                                   (.57)   (.87)      (1.44)   16.57
1999                                   (.28)  (1.15)      (1.43)   16.21
 Class 2 (4)
1997                                   (.26)      -        (.26)   16.15
1998                                   (.53)   (.87)      (1.40)   16.56
1999                                   (.26)  (1.15)      (1.41)   16.20
Bond Fund (6)
 Class 1
1996                                  $(.25)      -       $(.25)  $10.31
1997                                   (.62)      -        (.62)   10.62
1998                                   (.65)  $(.12)       (.77)   10.37
1999                                   (.34)   (.05)       (.39)   10.08
 Class 2 (4)
1997                                   (.31)      -        (.31)   10.61
1998                                   (.63)   (.12)       (.75)   10.36
1999                                   (.33)   (.05)       (.38)   10.07
High-Yield Bond Fund
 Class 1
1994                                 $(1.23)  $(.25)     $(1.48) $ 12.89
1995                                  (1.32)      -       (1.32)   13.99
1996                                  (1.30)      -       (1.30)   14.51
1997                                  (1.27)      -       (1.27)   14.96
1998                                  (1.25)   (.16)      (1.41)   13.77
1999                                   (.62)   (.19)       (.81)   13.41
 Class 2 (4)
1997                                   (.63)      -        (.63)   14.95
1998                                  (1.22)   (.16)      (1.38)   13.76
1999                                   (.61)   (.19)       (.80)   13.40
U.S. Government/AAA-Rated Securities Fund
 Class 1
1994                                  $(.74)  $(.07)      $(.81) $ 10.80
1995                                   (.81)      -        (.81)   11.52
1996                                   (.82)      -        (.82)   11.29
1997                                   (.80)      -        (.80)   11.18
1998                                   (.69)      -        (.69)   11.43
1999                                   (.33)      -        (.33)   11.05
 Class 2 (4)
1997                                   (.37)      -        (.37)   11.17
1998                                   (.67)      -        (.67)   11.42
1999                                   (.31)      -        (.31)   11.04
Cash Management Fund
 Class 1
1994                                  $(.32)      -       $(.32) $ 11.09
1995                                   (.59)      -        (.59)   11.11
1996                                   (.54)      -        (.54)   11.12
1997                                   (.55)      -        (.55)   11.13
1998                                   (.56)      -        (.56)   11.13
1999                                   (.28)      -        (.28)   11.10
 Class 2 (4)
1997                                   (.26)      -        (.26)   11.12
1998                                   (.53)      -        (.53)   11.12
1999                                   (.26)      -        (.26)   11.10





                                                                Net assets,
                                                                  end of
Period                                Total                     period (in
Ended (1)                            return                     millions)
---------                           ---------                   ---------
Global Growth Fund (2)
 Class 1
1997                                  6.45        %         (3)     $ 80
1998                                 24.26                           132
1999                                 17.77                  (3)      190
 Class 2 (4)
1997                                  6.28                  (3)       46
1998                                 24.06                           124
1999                                 17.56                  (3)      179
Global Small Capitalization Fund (5)
 Class 1
1998                                 (8.31)       %         (3)      $55
1999                                 34.44                  (3)       83
 Class 2
1998                                 (8.49)                 (3)       17
1999                                 34.41                  (3)       35
Growth Fund
 Class 1
1994                                  2.92        %               $2,027
1995                                 35.35                         3,154
1996                                 14.32                         3,860
1997                                 24.57                         4,671
1998                                 25.27                         5,313
1999                                 26.15                  (3)    6,381
 Class 2 (4)
1997                                 23.73                  (3)       75
1998                                 24.97                           310
1999                                 26.02                  (3)      530
International Fund
 Class 1
1994                                 10.48        %               $1,405
1995                                 10.78                         1,703
1996                                 16.66                         2,370
1997                                  9.52                         2,612
1998                                 16.94                         2,593
1999                                 14.94                  (3)    2,753
 Class 2 (4)
1997                                  2.20                  (3)       48
1998                                 16.63                           126
1999                                 14.76                  (3)      171
Growth Income Fund
 Class 1
1994                                  3.21        %               $2,740
1995                                 33.14                         3,953
1996                                 21.02                         5,249
1997                                 22.92                         6,430
1998                                 14.77                         6,704
1999                                 13.26                  (3)    7,079
 Class 2 (4)
1997                                 18.18                  (3)      157
1998                                 14.49                           564
1999                                 13.13                  (3)      815
Asset Allocation Fund
 Class 1
1994                                  (.54)       %               $  637
1995                                 29.45                           870
1996                                 18.65                         1,141
1997                                 17.90                         1,393
1998                                 12.32                         1,497
1999                                  6.94                  (3)    1,504
 Class 2 (4)
1997                                 13.80                  (3)       42
1998                                 12.05                           173
1999                                  6.82                  (3)      241
Bond Fund (6)
 Class 1
1996                                  5.74        %         (3)     $ 77
1997                                  9.36                           132
1998                                  5.12                           186
1999                                   .95                  (3)      183
 Class 2 (4)
1997                                  8.09                  (3)       12
1998                                  4.85                            45
1999                                   .83                  (3)       58
High-Yield Bond Fund
 Class 1
1994                                 (5.71)       %                 $390
1995                                 19.81                           534
1996                                 13.75                           662
1997                                 12.45                           765
1998                                  1.44                           715
1999                                  3.46                  (3)      663
 Class 2 (4)
1997                                  9.20                  (3)       21
1998                                  1.18                            68
1999                                  3.34                  (3)       82
U.S. Government/AAA-Rated Securities Fund
 Class 1
1994                                 (4.58)      %                  $463
1995                                 14.73                           542
1996                                  5.49                           512
1997                                  6.49                           471
1998                                  8.72                           537
1999                                  (.47)                 (3)      499
 Class 2 (4)
1997                                  6.65                  (3)        7
1998                                  8.46                            32
1999                                  (.59)                 (3)       38
Cash Management Fund
 Class 1
1994                                  3.59       %                  $221
1995                                  5.65                           193
1996                                  5.09                           240
1997                                  5.21                           226
1998                                  5.17                           250
1999                                  2.24                  (3)      279
 Class 2 (4)
1997                                  2.87                  (3)       14
1998                                  4.92                            34
1999                                  2.21                  (3)       36




                                                                   Ratio
                                    Ratio of                      of net
                                    expenses                    income to
Period                              to average                   average
Ended (1)                           net assets                  net assets
---------                           ---------                   ---------
Global Growth Fund (2)
 Class 1
1997                                     .44      %         (3)       .80% (3)
1998                                     .75                         1.14
1999                                     .36                (3)       .51  (3)
 Class 2 (4)
1997                                     .57                (3)       .56  (3)
1998                                    1.00                          .87
1999                                     .49                (3)       .39  (3)
Global Small Capitalization Fund (5)
 Class 1
1998                                     .51      %         (3)       .86% (3)
1999                                     .42                (3)       .52  (3)
 Class 2
1998                                     .64                (3)       .63  (3)
1999                                     .54                (3)       .44  (3)
Growth Fund
 Class 1
1994                                     .49      %                   .78%
1995                                     .47                          .92
1996                                     .44                          .61
1997                                     .42                          .59
1998                                     .41                          .38
1999                                     .20                (3)       .10  (3)
 Class 2 (4)
1997                                     .37                (3)       .08  (3)
1998                                     .66                          .15
1999                                     .32                (3)        -
International Fund
 Class 1
1994                                     .80      %                  2.03%
1995                                     .75                         2.64
1996                                     .69                         1.99
1997                                     .67                         1.56
1998                                     .66                         1.36
1999                                     .32                (3)       .83  (3)
 Class 2 (4)
1997                                     .53                (3)       .34  (3)
1998                                     .91                         1.03
1999                                     .44                (3)       .75  (3)
Growth Income Fund
 Class 1
1994                                     .47      %                  2.72%
1995                                     .44                         2.70
1996                                     .41                         2.26
1997                                     .38                         2.01
1998                                     .36                         1.74
1999                                     .18                (3)       .87  (3)
 Class 2 (4)
1997                                     .35                (3)       .93  (3)
1998                                     .61                         1.02
1999                                     .30                (3)       .75  (3)
Asset Allocation Fund
 Class 1
1994                                     .53      %                  4.55%
1995                                     .52                         4.11
1996                                     .49                         3.88
1997                                     .47                         3.63
1998                                     .45                         3.63
1999                                     .22                (3)      1.76  (3)
 Class 2 (4)
1997                                     .40                (3)      1.81  (3)
1998                                     .70                         3.39
1999                                     .35                (3)      1.64  (3)
Bond Fund (6)
 Class 1
1996                                     .52      %         (3)      6.18% (3)
1997                                     .55                         6.63
1998                                     .54                         6.89
1999                                     .27                (3)      3.52  (3)
 Class 2 (4)
1997                                     .44                (3)      3.50  (3)
1998                                     .78                         6.62
1999                                     .39                (3)      3.41  (3)
High-Yield Bond Fund
 Class 1
1994                                     .54      %                  9.37%
1995                                     .54                        10.12
1996                                     .53                         9.27
1997                                     .51                         8.92
1998                                     .51                         8.66
1999                                     .26                (3)      4.68  (3)
 Class 2 (4)
1997                                     .43                (3)      4.92  (3)
1998                                     .76                         8.60
1999                                     .38                (3)      4.60  (3)
U.S. Government/AAA-Rated Securities Fund
 Class 1
1994                                     .54      %                  6.69%
1995                                     .54                         7.37
1996                                     .53                         7.33
1997                                     .52                         6.73
1998                                     .51                         6.11
1999                                     .26                (3)      2.97  (3)
 Class 2 (4)
1997                                     .44                (3)      3.45  (3)
1998                                     .75                         5.68
1999                                     .39                (3)      2.85  (3)
Cash Management Fund
 Class 1
1994                                     .49     %                   3.60%
1995                                     .49                         5.37
1996                                     .47                         4.94
1997                                     .47                         4.99
1998                                     .46                         5.07
1999                                     .23                (3)      2.25  (3)
 Class 2 (4)
1997                                     .41                (3)      2.80  (3)
1998                                     .70                         4.75
1999                                     .36                (3)      2.15  (3)






                                    Portfolio
Period                              turnover
Ended (1)                              rate
---------                           ---------
Global Growth Fund (2)
 Class 1
1997                                   13.22      %         (3)
1998                                   25.56
1999                                   18.81                (3)
 Class 2 (4)
1997                                   13.22                (3)
1998                                   25.56
1999                                   18.81                (3)
Global Small Capitalization Fund (5)
 Class 1
1998                                   28.20      %         (3)
1999                                   54.38                (3)
 Class 2
1998                                   28.20                (3)
1999                                   54.38                (3)
Growth Fund
 Class 1
1994                                   29.58      %
1995                                   35.47
1996                                   30.88
1997                                   45.14
1998                                   49.91
1999                                   21.21                (3)
 Class 2 (4)
1997                                   45.14
1998                                   49.91
1999                                   21.21                (3)
International Fund
 Class 1
1994                                   19.66      %
1995                                   24.66
1996                                   32.08
1997                                   50.12
1998                                   34.08
1999                                   27.58                (3)
 Class 2 (4)
1997                                   50.12
1998                                   34.08
1999                                   27.58                (3)
Growth Income Fund
 Class 1
1994                                   29.26      %
1995                                   26.91
1996                                   31.27
1997                                   37.55
1998                                   42.72
1999                                  23.11                 (3)
 Class 2 (4)
1997                                   37.55
1998                                   42.72
1999                                  23.11                 (3)
Asset Allocation Fund
 Class 1
1994                                   36.13      %
1995                                   39.89
1996                                   50.62
1997                                   34.14
1998                                   27.97
1999                                   21.34                (3)
 Class 2 (4)
1997                                   34.14
1998                                   27.97
1999                                   21.34                (3)
Bond Fund (6)
 Class 1
1996                                   32.83      %         (3)
1997                                   52.93
1998                                   61.54
1999                                   24.35                (3)
 Class 2 (4)
1997                                   52.93
1998                                   61.54
1999                                   24.35                (3)
High-Yield Bond Fund
 Class 1
1994                                   38.46      %
1995                                   31.73
1996                                   44.81
1997                                   50.22
1998                                   65.80
1999                                   21.88                (3)
 Class 2 (4)
1997                                   50.22
1998                                   65.80
1999                                   21.88                (3)
U.S. Government/AAA-Rated Securities Fund
 Class 1
1994                                   45.21      %
1995                                   30.11
1996                                   30.45
1997                                   53.80
1998                                   89.25
1999                                   35.35                (3)
 Class 2 (4)
1997                                   53.80
1998                                   89.25
1999                                   35.35                (3)
Cash Management Fund
 Class 1
1994                                       -
1995                                       -
1996                                       -
1997                                       -
1998                                       -
1999                                       -
 Class 2 (4)
1997                                       -
1998                                       -
1999                                       -


(1) The periods
 ended 1994
 through 1998
 represent fiscal
 years ended
 November 30; the
 period ended
 1999 represents
 the six months
 ended May 31
 (unaudited).
(2) Commenced operations
 April 30, 1999.
(3)  Based on operations
 for the period shown
 and, accordingly, not
 representative of a
 full year.
(4)  Shares offered for
  sale commencing
 April 30, 1997.
(5)  Commenced operations
 April 30, 1998.
(6)  Commenced operations
 January 2, 1996.

See Notes to Financial Statements


AMERICAN VARIABLE INSURANCE SERIES
BOARD OF TRUSTEES

LEE A. AULT III*
Los Angeles, California
Private investor and corporate director;
former Chairman, President and Chief
Executive Officer, Telecredit, Inc.

CHARLES H. BLACK
Pacific Palisades, California
Private investor and consultant; former
Executive Vice President and Director,
KaiserSteel Corporation

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President
and Chief Executive Officer,
The Mission Group; former President,
Southern California Edison Company

JOE E. DAVIS
Encino, California
Private investor; former Chairman of the Board, Linear Corporation; former President and
Chief Executive Officer,
National Health Enterprises, Inc.

MARTIN FENTON, JR.
San Diego, California
Managing Director,
Senior Resource Group, LLC
(development and management of
senior living communities)

LEONARD R. FULLER*
Marina del Rey, California
President, Fuller Consulting
(management consultants)

MARY MYERS KAUPPILA
Boston, Massachusetts
Private investor;
former owner and President,
Energy Investment, Inc.

KIRK P. PENDLETON
Southampton, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc. (venture capital investment)

JAMES F. ROTHENBERG
Los Angeles, California
Chairman of the Board of the series
President and Director,
Capital Research and Management Company

THOMAS E. TERRY
Los Angeles, California
Consultant; former
Vice President and Secretary,
Capital Research and Management Company

*effective July 1, 1999

OTHER OFFICERS

JAMES K. DUNTON
Los Angeles, California
President and Chief Executive Officer of the series
Senior Vice President and Director,
Capital Research and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Senior Vice President of the series
Senior Vice President - Fund Business
Management Group, Capital Research and
Management Company

ABNER D. GOLDSTINE
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

ALAN N. BERRO
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

CLAUDIA P. HUNTINGTON
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research and Management Company

ROBERT W. LOVELACE
Los Angeles, California
Vice President of the series
Vice President,
Capital Research and Management Company

DONALD D. O'NEAL
San Francisco, California
Vice President of the series
Vice President,
Capital Research and Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the series
Vice President,
Capital Research and Management Company

SUSAN M. TOLSON
Los Angeles, California
Vice President of the series
Senior Vice President and Director,
Capital Research Company

CHAD L. NORTON
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

ROBERT P. SIMMER
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

SHERYL F. JOHNSON
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

This report is for the information of American Variable Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Variable Insurance Series and the prospectus for the applicable insurance contract, which gives details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 1999, this report must be accompanied by an American Legacy III Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BUR/L/4210
E1999 American Funds Distributors, Inc.
Lit. No. VI3-013-0799